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                                      2003

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Nationwide(R) Variable Account - II
June 30, 2003

[LOGO] The BEST of AMERICA(R)

                                                              Semi-Annual Report

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                                                      [LOGO] Nationwide(R)

                                               Nationwide Life Insurance Company
                                                  Home Office: Columbus, Ohio

APO-725-6/03

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                              [LOGO] Nationwide(R)

                       NATIONWIDE LIFE INSURANCE COMPANY
               ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220

                                    [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2003 semi-annual report of the Nationwide Variable Account-II.

Equity investments began showing new life during the first half of 2003 after a long and frustrating three year hiatus. All of the major U.S. stock indices registered double-digit gains during the most recent quarter and closed out the first six months of the year in solid positive territory. In addition, most of the major international markets also participated in this first-half equity rally. Fixed income investments held-up during the period, though not in as robust a fashion as earlier periods.

Recent economic statistics herald an encouraging outlook for the U.S. economy. Second quarter GDP growth came in at 2.4% and worker employment statistics show improvement. Interest rates continue at historic low levels and inflation remains at an almost nonexistent level. And, the fiscal stimulus of recent tax cuts has yet to be fully reflected in the economy. We believe this creates an environment for continued improvement in corporate earnings and the extension of a favorable investment climate for financial assets. Your Nationwide variable annuity or variable life contract well positions you to further participate in this improving investment outlook.

Thank you for choosing Nationwide; we sincerely appreciate the opportunity to help you meet your investment planning and retirement needs.


                              /s/ Joseph J. Gasper
                           ---------------------------
                           Joseph J. Gasper, President
                                 August 12, 2003

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-II. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 67. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 11 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 55, provide further disclosures about the variable account and its underlying contract provisions.

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                         NATIONWIDE VARIABLE ACCOUNT-II
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30,2003
                                  (UNAUDITED)

Assets:
   Investments at fair value:

      AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2)
         57,116 shares (cost $517,588) ..............................................................      $    514,046
      AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
         13,761 shares (cost $256,135) ..............................................................           250,723
      AIM VIF - Capital Development Fund - Series II Shares (AIMCapDev2)
         18,075 shares (cost $181,748) ..............................................................           193,760
      Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B (AlGrIncB)
         90,743 shares (cost $1,694,583) ............................................................         1,711,408
      Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (AlSmCapValB)
         29,572 shares (cost $341,593) ..............................................................           342,439
      American Century VP - Balanced Fund - Class I (ACVPBal)
         17,837,331 shares (cost $126,679,723) ......................................................       110,413,078
      American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
         21,429,687 shares (cost $240,494,930) ......................................................       134,792,730
      American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         7,791,525 shares (cost $43,126,120) ........................................................        44,333,779
      American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
         109,322 shares (cost $605,688) .............................................................           620,951
      American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
         257,451 shares (cost $2,670,873) ...........................................................         2,659,464
      American Century VP - International Fund - Class I (ACVPInt)
         15,369,908 shares (cost $96,963,853) .......................................................        83,304,904
      American Century VP - International Fund - Class II (ASVPInt2)
         42,405 shares (cost $231,697) ..............................................................           229,837
      American Century VP - International Fund - Class III (ACVPInt3)
         3,400,421 shares (cost $18,014,625) ........................................................        18,430,281
      American Century VP - Ultra(R) Fund - Class I (ACVPUltra)
         492,098 shares (cost $3,816,282) ...........................................................         4,035,203
      American Century VP - Ultra(R) Fund - Class II (ACVPUltra2)
         41,313 shares (cost $329,868) ..............................................................           338,354
      American Century VP - Value Fund - Class I (ACVPVal)
         22,188,945 shares (cost $153,907,207) ......................................................       146,668,926
      American Century VP - Value Fund - Class II (ACVPVal2)
         125,213 shares (cost $821,015) .............................................................           826,403
      American VIS - Growth Fund - Class I (AmerGro)
         457,395 shares (cost $24,906,624) ..........................................................        18,112,845
      American VIS - High-Yield Bond Fund - Class I (AmerHiYld)
         158,406 shares (cost $1,936,316) ...........................................................         1,804,245
      American VIS - U.S. Government/AAA-Rated Securities Fund - Class I (AmerUSGvt)
         258,650 shares (cost $3,156,697) ...........................................................         3,171,050

                                                                     (Continued)

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                         NATIONWIDE VARIABLE ACCOUNT-II
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         820,641 shares (cost $7,619,226) ...........................................................         6,228,666
      Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
         6,906,548 shares (cost $57,773,226) ........................................................        50,210,607
      Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
         11,190,088 shares (cost $136,730,999) ......................................................       123,538,573
      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         842,781 shares (cost $8,391,412) ...........................................................         9,093,612
      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         5,709,097 shares (cost $195,577,247) .......................................................       118,977,572
      Dreyfus Stock Index Fund, Inc.- Initial Shares (DryStkIx)
         29,746,046 shares (cost $914,578,118) ......................................................       740,676,534
      Dreyfus Stock Index Fund, Inc.- Service Shares (DryStkIxS)
         38,950 shares (cost $955,745) ..............................................................           968,294
      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         2,327,307 shares (cost $76,698,385) ........................................................        72,658,530
      Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
         23,005 shares (cost $697,311) ..............................................................           715,450
      Dreyfus VIF - Developing Leaders Portfolio - Service Shares (DryVIFDevLdS)
         4,555 shares (cost $134,302) ...............................................................           142,767
      Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
         2,559,538 shares (cost $53,859,867) ........................................................        45,329,412
      Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
         2,600 shares (cost $42,736) ................................................................            42,876
      Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
         57,883 shares (cost $281,274) ..............................................................           278,994
      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         3,642,251 shares (cost $42,386,164) ........................................................        43,197,093
      Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
         175,969 shares (cost $2,089,821) ...........................................................         2,085,229
      Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
         54,630,444 shares (cost $1,274,583,775) ....................................................     1,075,673,444
      Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
         99,984 shares (cost $1,933,374) ............................................................         1,951,688
      Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr)
         41,530,423 shares (cost $1,852,278,246) ....................................................     1,100,971,507
      Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
         47,738 shares (cost $1,257,938) ............................................................         1,253,595
      Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)
         44,834,247 shares (cost $258,132,758) ......................................................       286,939,183
      Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv)
         13,348,251 shares (cost $181,205,588) ......................................................       160,179,013
      Fidelity(R) VIP - Overseas Portfolio - Initial Class R (FidVIPOvR)
         1,863,640 shares (cost $21,581,790) ........................................................        22,326,413
      Fidelity(R) VIP - Overseas Portfolio - Service Class 2 (FidVIPOvS2)
         54,942 shares (cost $656,127) ..............................................................           656,006
      Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
         32,627,277 shares (cost $517,576,904) ......................................................       440,468,237

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FidVIPCon)
         33,124,058 shares (cost $787,951,330) ......................................................       653,537,656
      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FidVIPCon2)
         115,173 shares (cost $2,199,053) ...........................................................         2,255,084
      Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS)
         28,745 shares (cost $389,999) ..............................................................           389,205
      Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class 2 (FidVIPIGBd2)
         145,344 shares (cost $1,948,786) ...........................................................         1,953,420
      Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
         3,466,754 shares (cost $50,474,637) ........................................................        45,449,141
      Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
         44,910 shares (cost $856,913) ..............................................................           847,009
      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
         1,272,099 shares (cost $11,748,241) ........................................................        12,212,154
      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)
         21,638 shares (cost $194,447) ..............................................................           208,586
      Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class II (FrVIPRisDiv2)
         136,496 shares (cost $1,906,851) ...........................................................         1,883,651
      Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class II (FrVIPSmCapV2)
         70,197 shares (cost $709,445) ..............................................................           737,070
      Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
         51,832 shares (cost $528,856) ..............................................................           516,247
      Gartmore GVIT Comstock Value Fund - Class II (GVITCVal2)
         26,096 shares (cost $227,022) ..............................................................           224,686
      Gartmore GVIT Dreyfus International Value Fund - Class II (GVITIntVal2)
         506 shares (cost $5,248) ...................................................................             5,240
      Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
         39,153 shares (cost $404,583) ..............................................................           404,844
      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         4,900,389 shares (cost $61,949,708) ........................................................        60,323,789
      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         190,154 shares (cost $1,516,428) ...........................................................         1,319,667
      Gartmore GVIT Emerging Markets Fund - Class II (GVITEmMrkts2)
         24,702 shares (cost $170,934) ..............................................................           171,187
      Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
         354,036 shares (cost $2,245,488) ...........................................................         2,453,470
      Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
         360,942 shares (cost $2,808,249) ...........................................................         2,786,472
      Gartmore GVIT Global Financial Services Fund - Class II (GVITGlFin2)
         8,150 shares (cost $84,023) ................................................................            82,965
      Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
         129,718 shares (cost $1,223,278) ...........................................................         1,320,529
      Gartmore GVIT Global Health Sciences Fund - Class II (GVITGlHlth2)
         8,719 shares (cost $86,595) ................................................................            90,245
      Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
         513,630 shares (cost $4,635,328) ...........................................................         5,321,204
      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         381,087 shares (cost $1,343,087) ...........................................................         1,147,073
      Gartmore GVIT Global Technology and Communications Fund - Class II (GVITGlTech2)
         43,104 shares (cost $124,105) ..............................................................           130,175

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
         1,521,883 shares (cost $4,268,797) .........................................................         4,611,306
      Gartmore GVIT Global Utilities Fund - Class II (GVITGlUtl2)
         31,702 shares (cost $239,997) ..............................................................           261,225
      Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)
         116,832 shares (cost $912,901) .............................................................           962,697
      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         38,265,696 shares (cost $460,693,693) ......................................................       474,494,629
      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         9,990,647 shares (cost $111,997,577) .......................................................        86,419,094
      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         413,710 shares (cost $3,464,152) ...........................................................         3,715,118
      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         1,275,019 shares (cost $12,513,277) ........................................................        12,877,689
      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         3,207,737 shares (cost $29,159,255) ........................................................        30,665,962
      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         1,884,392 shares (cost $16,438,516) ........................................................        17,392,939
      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         1,434,109 shares (cost $13,576,338) ........................................................        14,168,996
      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         23,832 shares (cost $141,769) ..............................................................           116,537
      Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
         252,268 shares (cost $1,154,504) ...........................................................         1,236,114
      Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
         1,000,963 shares (cost $17,387,743) ........................................................        18,758,038
      Gartmore GVIT Mid Cap Growth Fund - Class II (GVITSMdCpGr2)
         1,541 shares (cost $28,912) ................................................................            28,876
      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         682,684,595 shares (cost $682,684,595) .....................................................       682,684,595
      Gartmore GVIT Nationwide(R) Fund: Class I (GVITNWFund)
         47,523,907 shares (cost $638,941,503) ......................................................       430,566,595
      Gartmore GVIT Nationwide(R) Fund: Class II (GVITNWFund2)
         35,609 shares (cost $314,892) ..............................................................           322,615
      Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3)
         92,352 shares (cost $901,179) ..............................................................           930,906
      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         1,275,855 shares (cost $13,002,024) ........................................................        14,276,812
      Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
         19,024 shares (cost $212,316) ..............................................................           212,114
      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         13,871,059 shares (cost $127,588,934) ......................................................       121,926,607
      Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
         36,511 shares (cost $311,389) ..............................................................           320,570
      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         10,929,873 shares (cost $196,617,347) ......................................................       194,005,243
      Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
         61,708 shares (cost $1,096,483) ............................................................         1,092,234

      Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc)
         415,771 shares (cost $1,310,378) ...........................................................         1,056,058
      Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)
         533,933 shares (cost $1,249,028) ...........................................................         1,366,868
      Gartmore GVIT U.S. Growth Leaders Fund - Class II (GVITUSGro2)
         31,280 shares (cost $287,953) ..............................................................           301,228
      Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
         608,791 shares (cost $5,402,098) ...........................................................         5,874,835
      Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
         2,605,922 shares (cost $24,480,328) ........................................................        25,355,624
      Janus AS - Balanced Portfolio - Service Shares (JanBal)
         37,197 shares (cost $837,433) ..............................................................           833,955
      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         1,823,599 shares (cost $32,777,078) ........................................................        34,101,300
      Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
         1,413,512 shares (cost $3,639,975) .........................................................         4,099,185
      Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         2,956,712 shares (cost $11,191,388) ........................................................         8,426,629
      Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
         371,176 shares (cost $6,805,232) ...........................................................         6,762,826
      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         662,198 shares (cost $12,645,538) ..........................................................        11,999,019
      Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRMgLgCap)
         81 shares (cost $880) ......................................................................               875
      MFS(R) VIT - Investors Growth Series - Service Class (MFSInvGrS)
         39,186 shares (cost $303,450) ..............................................................           309,179
      MFS(R) VIT - Value Series - Service Class (MFSValS)
         53,283 shares (cost $484,910) ..............................................................           493,399
      Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
         7,048 shares (cost $71,122) ................................................................            75,198
      Neuberger Berman AMT - Growth Portfolio(R) (NBAMTGro)
         17,750,720 shares (cost $206,544,962) ......................................................       160,999,026
      Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
         1,969,698 shares (cost $25,560,149) ........................................................        24,030,318
      Neuberger Berman AMT - Limited Maturity Bond Portfolio(R) (NBAMTLMat)
         9,905,711 shares (cost $131,574,195) .......................................................       136,302,581
      Neuberger Berman AMT - Mid Cap Growth Portfolio - S Class (NBAMTMCGrS)
         48,276 shares (cost $658,289) ..............................................................           646,899
      Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart)
         15,015,140 shares (cost $220,401,617) ......................................................       201,503,185
      Neuberger Berman AMT - Socially Responsive Portfolio (NBAMSocRes)
         2,751 shares (cost $30,436) ................................................................            29,489
      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         645,291 shares (cost $19,650,745) ..........................................................        21,449,462
      Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
         20,956,939 shares (cost $229,241,402) ......................................................       235,765,566
      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         4,783,849 shares (cost $142,804,977) .......................................................       142,463,011
      Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
         33,596 shares (cost $996,480) ..............................................................           995,778
      Oppenheimer Global Securities Fund/VA - Class III (OppGlSec3)
         1,006,521 shares (cost $19,442,835) ........................................................        19,828,472

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         17,635,761 shares (cost $344,125,869) ......................................................       345,484,561
      Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
         76,575 shares (cost $1,528,863) ............................................................         1,493,209
      Oppenheimer High Income Fund/VA - Service Class (OppHighIncS)
         698,486 shares (cost $5,229,451) ...........................................................         5,552,965
      Oppenheimer Main Street(R) Fund/VA - Initial Class (OppMSFund)
         1,558,097 shares (cost $25,735,986) ........................................................        26,051,386
      Oppenheimer Main Street(R) Fund/VA - Service Class (OppMSFundS)
         48,299 shares (cost $800,374) ..............................................................           803,702
      Oppenheimer Main Street(R) Small Cap Fund/VA - Service Class (OppMSSmCapS)
         14,861 shares (cost $152,754) ..............................................................           160,353
      Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)
         12,117,667 shares (cost $193,767,491) ......................................................       171,949,692
      Putnam VT Discovery Growth Fund - IB Shares (PVTDiscGro)
         4,139 shares (cost $98,182) ................................................................            95,437
      Putnam VT Growth & Income Fund - IB Shares (PVTGroInc)
         594 shares (cost $12,241) ..................................................................            12,095
      Putnam VT International Equity Fund - IB Shares (PVTIntEq)
         8,000 shares (cost $85,996) ................................................................            84,884
      Strong Opportunity Fund II, Inc. (StOpp2)
         25,970,505 shares (cost $548,077,659) ......................................................       418,384,828
      Strong VIF - Strong Discovery Fund II (StDisc2)
         7,071,250 shares (cost $78,472,190) ........................................................        72,621,740
      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         4,792,754 shares (cost $54,406,342) ........................................................        59,573,928
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         4,166,943 shares (cost $33,123,838) ........................................................        36,252,407
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         3,154,623 shares (cost $34,236,744) ........................................................        34,480,024
      Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
         10,341 shares (cost $118,502) ..............................................................           118,300
      Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
         2,968,617 shares (cost $22,800,920) ........................................................        24,669,209
      Van Kampen UIF - Emerging Markets Debt Portfolio - Class II (VKEmMkt2)
         25,703 shares (cost $210,808) ..............................................................           213,331
      Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
         9,817,979 shares (cost $122,161,010) .......................................................       126,848,290
      Van Kampen UIF - U.S. Real Estate Portfolio - Class II (VKUSRealEst2)
         62,386 shares (cost $788,213) ..............................................................           804,778
                                                                                                        ---------------
            Total investments .......................................................................    10,155,861,085
   Accounts receivable ..............................................................................                --
                                                                                                        ---------------
            Total assets ............................................................................    10,155,861,085
Accounts payable ....................................................................................           183,754
                                                                                                        ---------------
Contract owners' equity (note 4) ....................................................................   $10,155,677,331
                                                                                                        ===============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                             Total        AIMBValue2    AIMCapAp2   AIMCapDev2
                                                        ---------------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends .............................   $   114,646,846         --             --         --
   Mortality and expense risk charges (note 2) ......       (65,205,765)      (321)          (677)      (351)
                                                        ---------------     ------     ----------     ------
      Net investment income (loss) ..................        49,441,081       (321)          (677)      (351)
                                                        ---------------     ------     ----------     ------

   Proceeds from mutual fund shares sold ............     2,431,433,424      3,324      3,018,784      3,726
   Cost of mutual fund shares sold ..................    (2,972,541,389)    (2,749)    (2,998,816)    (3,192)
                                                        ---------------     ------     ----------     ------
      Realized gain (loss) on investments ...........      (541,107,965)       575         19,968        534
   Change in unrealized gain (loss)
      on investments ................................     1,379,999,638     (3,542)        (5,412)    12,012
                                                        ---------------     ------     ----------     ------
      Net gain (loss) on investments ................       838,891,673     (2,967)        14,556     12,546
                                                        ---------------     ------     ----------     ------
   Reinvested capital gains ........................            695,059         --             --         --
                                                        ---------------     ------     ----------     ------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........   $   889,027,813     (3,288)        13,879     12,195
                                                        ===============     ======     ==========     ======

                                                        AlGrIncB   AISmCapValB     ACVPBal      ACVPCapAp
                                                        --------   -----------   -----------   -----------
Investment activity:
   Reinvested dividends .............................     10,068       1,063       2,841,687            --
   Mortality and expense risk charges (note 2) ......     (2,806)       (479)       (708,768)     (870,007)
                                                        --------    --------     -----------   -----------
      Net investment income (loss) ..................      7,262         584       2,132,919      (870,007)
                                                        --------    --------     -----------   -----------

   Proceeds from mutual fund shares sold ............    192,411     202,985       8,726,069    14,658,698
   Cost of mutual fund shares sold ..................   (177,036)   (196,014)    (12,177,420)  (40,747,848)
                                                        --------    --------     -----------   -----------
      Realized gain (loss) on investments ...........     15,375       6,971      (3,451,351)  (26,089,150)
   Change in unrealized gain (loss)
      on investments ................................     16,825         847      10,385,094    33,941,850
                                                        --------    --------     -----------   -----------
      Net gain (loss) on investments ................     32,200       7,818       6,933,743     7,852,700
                                                        --------    --------     -----------   -----------
   Reinvested capital gains .........................         --          --              --            --
                                                        --------    --------     -----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........     39,462       8,402       9,066,662     6,982,693
                                                        ========    ========     ===========   ===========

                                                          ACVPIncGr    ACVPIncGr2   ACVPInflaPro     ACVPInt
                                                        ------------   ----------   ------------   -----------
Investment activity:
   Reinvested dividends .............................   $    550,929         --          3,355         675,394
   Mortality and expense risk charges (note 2) ......       (270,924)      (854)        (2,781)       (562,850)
                                                        ------------    -------       --------     -----------
      Net investment income (loss) ..................        280,005       (854)           574         112,544
                                                        ------------    -------       --------     -----------

   Proceeds from mutual fund shares sold ............     17,423,796     11,907        379,081      14,138,671
   Cost of mutual fund shares sold ..................    (22,908,010)   (11,184)      (369,232)    (18,154,093)
                                                        ------------    -------       --------     -----------
      Realized gain (loss) on investments ...........     (5,484,214)       723          9,849      (4,015,422)
   Change in unrealized gain (loss)
      on investments ................................      8,654,114     15,263        (11,409)      6,792,186
                                                        ------------    -------       --------     -----------
      Net gain (loss) on investments ................      3,169,900     15,986         (1,560)      2,776,764
                                                        ------------    -------       --------     -----------
   Reinvested capital gains .........................             --         --             --              --
                                                        ------------    -------       --------     -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........   $  3,449,905     15,132           (986)      2,889,308
                                                        ============    =======       ========     ===========

                                                          ASVPInt2     ACVPInt3    ACVPUltra    ACVPUltra2
                                                        -----------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends .............................            --      133,905           --         --
   Mortality and expense risk charges (note 2) ......        (2,153)    (112,062)     (15,394)      (514)
                                                        -----------   ----------   ----------     ------
      Net investment income (loss) ..................        (2,153)      21,843      (15,394)      (514)
                                                        -----------   ----------   ----------     ------

   Proceeds from mutual fund shares sold ............    18,771,855    5,831,454    2,722,851      1,219
   Cost of mutual fund shares sold ..................   (18,521,258)  (7,240,978)  (2,680,090)    (1,150)
                                                        -----------   ----------   ----------     ------
      Realized gain (loss) on investments ...........       250,597   (1,409,524)      42,761         69
   Change in unrealized gain (loss)
      on investments ................................        (1,860)   2,182,398      262,602      8,486
                                                        -----------   ----------   ----------     ------
      Net gain (loss) on investments ................       248,737      772,874      305,363      8,555
                                                        -----------   ----------   ----------     ------
   Reinvested capital gains .........................            --           --           --         --
                                                        -----------   ----------   ----------     ------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........       246,584      794,717      289,969      8,041
                                                        ===========   ==========   ==========     ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                           ACVPVal     ACVPVal2     AmerGro     AmerHiYld
                                                        ------------   --------   ----------   ----------
Investment activity:
   Reinvested dividends .............................   $  1,598,332       --         24,255      212,995
   Mortality and expense risk charges (note 2) ......       (939,190)    (965)      (107,528)     (11,457)
                                                        ------------    -----     ----------   ----------
      Net investment income (loss) ..................        659,142     (965)       (83,273)     201,538
                                                        ------------    -----     ----------   ----------

   Proceeds from mutual fund shares sold ............     30,353,903       31      1,130,223    6,852,593
   Cost of mutual fund shares sold ..................    (35,465,198)     (30)    (1,586,244)  (6,569,709)
                                                        ------------    -----     ----------   ----------
      Realized gain (loss) on investments ...........     (5,111,295)       1       (456,021)     282,884
   Change in unrealized gain (loss)
      on investments ................................     15,295,437    5,389      3,309,092     (215,264)
                                                        ------------    -----     ----------   ----------
      Net gain (loss) on investments ................     10,184,142    5,390      2,853,071       67,620
                                                        ------------    -----     ----------   ----------
   Reinvested capital gains .........................             --       --             --           --
                                                        ------------    -----     ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........   $ 10,843,284    4,425      2,769,798      269,158
                                                        ============    =====     ==========   ==========

                                                        AmerUSGvt    CSGPVen       CSIntFoc     CSSmCapGr
                                                        ---------   ----------   -----------   -----------
Investment activity:
   Reinvested dividends .............................    111,166            --            --            --
   Mortality and expense risk charges (note 2) ......    (21,201)      (38,283)     (335,355)     (769,118)
                                                        --------    ----------   -----------   -----------
      Net investment income (loss) ..................     89,965       (38,283)     (335,355)     (769,118)
                                                        --------    ----------   -----------   -----------

   Proceeds from mutual fund shares sold ............    791,589       906,460     8,020,329    23,421,240
   Cost of mutual fund shares sold ..................   (751,003)   (1,258,033)  (10,071,310)  (38,852,778)
                                                        --------    ----------   -----------   -----------
      Realized gain (loss) on investments ...........     40,586      (351,573)   (2,050,981)  (15,431,538)
   Change in unrealized gain (loss)
      on investments ................................    (65,093)    1,332,742     5,997,683    35,700,401
                                                        --------    ----------   -----------   -----------
      Net gain (loss) on investments ................    (24,507)      981,169     3,946,702    20,268,863
                                                        --------    ----------   -----------   -----------
   Reinvested capital gains .........................         --            --            --            --
                                                        --------    ----------   -----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........     65,458       942,886     3,611,347    19,499,745
                                                        ========    ==========   ===========   ===========

                                                         DrySmCaplxS     DrySRGro      DryStkIx     DryStklxS
                                                        ------------   -----------   ------------   ---------
Investment activity:
   Reinvested dividends .............................   $         98         7,130      5,207,706      2,766
   Mortality and expense risk charges (note 2) ......        (33,447)     (771,145)    (4,759,900)    (1,101)
                                                        ------------   -----------   ------------    -------
      Net investment income (loss) ..................        (33,349)     (764,015)       447,806      1,665
                                                        ------------   -----------   ------------    -------

   Proceeds from mutual fund shares sold ............     13,565,974    15,853,383    136,933,532     45,275
   Cost of mutual fund shares sold ..................    (12,934,825)  (27,995,157)  (209,882,244)   (42,191)
                                                        ------------   -----------   ------------    -------
      Realized gain (loss) on investments ...........        631,149   (12,141,774)   (72,948,712)     3,084
   Change in unrealized gain (loss)
      on investments ................................        161,131    22,986,858    144,450,298     12,549
                                                        ------------   -----------   ------------    -------
      Net gain (loss) on investments ................        792,280    10,845,084     71,501,586     15,633
                                                        ------------   -----------   ------------    -------
   Reinvested capital gains .........................             --            --             --         --
                                                        ------------   -----------   ------------    -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........   $    758,931    10,081,069     71,949,392     17,298
                                                        ============   ===========   ============    =======

                                                         DryVIFApp    DryVIFAppS   DryVIFDevLdS   DryVIFGrInc
                                                        -----------   ----------   ------------   -----------
Investment activity:
   Reinvested dividends .............................        15,350          5            --          172,860
   Mortality and expense risk charges (note 2) ......      (466,267)    (1,274)         (242)        (292,798)
                                                        -----------     ------         -----      -----------
      Net investment income (loss) ..................      (450,917)    (1,269)         (242)        (119,938)
                                                        -----------     ------         -----      -----------

   Proceeds from mutual fund shares sold ............    13,283,183        228            89        6,777,027
   Cost of mutual fund shares sold ..................   (18,909,659)      (208)          (81)     (10,907,303)
                                                        -----------     ------         -----      -----------
      Realized gain (loss) on investments ...........    (5,626,476)        20             8       (4,130,276)
   Change in unrealized gain (loss)
      on investments ................................    11,169,006     18,140         8,465        8,224,803
                                                        -----------     ------         -----      -----------
      Net gain (loss) on investments ................     5,542,530     18,160         8,473        4,094,527
                                                        -----------     ------         -----      -----------
   Reinvested capital gains .........................            --         --            --               --
                                                        -----------     ------         -----      -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........     5,091,613     16,891         8,231        3,974,589
                                                        ===========     ======         =====      ===========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                        FedAmLeadS   FedCapApS    FedQualBd   FedQualBdS
                                                        ----------   ---------   ----------   ----------
Investment activity:
   Reinvested dividends .............................      $ --           --      1,259,531      1,104
   Mortality and expense risk charges (note 2) ......       (42)         (53)      (244,814)    (2,030)
                                                           ----       ------     ----------    -------
      Net investment income (loss) ..................       (42)         (53)     1,014,717       (926)
                                                           ----       ------     ----------    -------

   Proceeds from mutual fund shares sold ............        72        5,329      9,500,894     14,653
   Cost of mutual fund shares sold ..................       (62)      (5,117)    (8,984,214)   (15,107)
                                                           ----       ------     ----------    -------
      Realized gain (loss) on investments ...........        10          212        516,680       (454)
   Change in unrealized gain (loss)
      on investments ................................       139       (2,280)      (122,138)    (4,592)
                                                           ----       ------     ----------    -------
      Net gain (loss) on investments ................       149       (2,068)       394,542     (5,046)
                                                           ----       ------     ----------    -------
   Reinvested capital gains .........................        --           --             --         --
                                                           ----       ------     ----------    -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........      $107       (2,121)     1,409,259     (5,972)
                                                           ====       ======     ==========    =======

                                                          FidVIPEI     FidVIPEI2     FidVIPGr     FidVIPGr2
                                                        ------------   ---------   ------------   ---------
Investment activity:
   Reinvested dividends .............................     20,043,802        --        3,120,923         --
   Mortality and expense risk charges (note 2) ......     (6,826,424)   (2,038)      (6,963,700)    (1,019)
                                                        ------------    ------     ------------    -------
      Net investment income (loss) ..................     13,217,378    (2,038)      (3,842,777)    (1,019)
                                                        ------------    ------     ------------    -------

   Proceeds from mutual fund shares sold ............    112,138,769        62      141,571,201     44,899
   Cost of mutual fund shares sold ..................   (137,770,461)      (59)    (251,019,841)   (41,098)
                                                        ------------    ------     ------------    -------
      Realized gain (loss) on investments ...........    (25,631,692)        3     (109,448,640)     3,801
   Change in unrealized gain (loss)
      on investments ................................    107,676,729    18,314      238,754,681     (4,344)
                                                        ------------    ------     ------------    -------
      Net gain (loss) on investments ................     82,045,037    18,317      129,306,041       (543)
                                                        ------------    ------     ------------    -------
   Reinvested capital gains .........................             --        --               --         --
                                                        ------------    ------     ------------    -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........     95,262,415    16,279      125,463,264     (1,562)
                                                        ============    ======     ============    =======

                                                          FidVIPHI       FidVIPOv     FidVIPOvR    FidVIPOvS2
                                                        ------------   -----------   ----------   -----------
Investment activity:
   Reinvested dividends .............................   $ 17,574,802     1,484,048      156,525            --
   Mortality and expense risk charges (note 2) ......     (1,715,100)   (1,018,711)    (117,800)       (2,536)
                                                        ------------   -----------   ----------   -----------
      Net investment income (loss) ..................     15,859,702       465,337       38,725        (2,536)
                                                        ------------   -----------   ----------   -----------

   Proceeds from mutual fund shares sold ............     96,173,011    22,319,418    1,848,631    22,514,484
   Cost of mutual fund shares sold ..................    (92,676,190)  (27,874,574)  (2,444,648)  (22,258,273)
                                                        ------------   -----------   ----------   -----------
      Realized gain (loss) on investments ...........      3,496,821    (5,555,156)    (596,017)      256,211
   Change in unrealized gain (loss)
      on investments ................................     19,759,084    18,621,723    2,747,005          (121)
                                                        ------------   -----------   ----------   -----------
      Net gain (loss) on investments ................     23,255,905    13,066,567    2,150,988       256,090
                                                        ------------   -----------   ----------   -----------
   Reinvested capital gains .........................             --            --           --            --
                                                        ------------   -----------   ----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........   $ 39,115,607    13,531,904    2,189,713       253,554
                                                        ============   ===========   ==========   ===========

                                                         FidVIPAM      FidVIPCon    FidVIPCon2   FidVIPIGBdS
                                                        -----------   -----------   ----------   -----------
Investment activity:
   Reinvested dividends .............................    16,214,850     3,159,034         --            --
   Mortality and expense risk charges (note 2) ......    (2,852,534)   (4,203,948)    (2,910)         (514)
                                                        -----------   -----------     ------      --------
      Net investment income (loss) ..................    13,362,316    (1,044,914)    (2,910)         (514)
                                                        -----------   -----------     ------      --------

   Proceeds from mutual fund shares sold ............    42,304,196    69,125,641      2,929       261,014
   Cost of mutual fund shares sold ..................   (51,653,684)  (82,393,080)    (2,611)     (258,955)
                                                        -----------   -----------     ------      --------
      Realized gain (loss) on investments ...........    (9,349,488)  (13,267,439)       318         2,059
   Change in unrealized gain (loss)
      on investments ................................    34,551,273    67,003,344     56,031          (794)
                                                        -----------   -----------     ------      --------
      Net gain (loss) on investments ................    25,201,785    53,735,905     56,349         1,265
                                                        -----------   -----------     ------      --------
   Reinvested capital gains .........................            --            --         --            --
                                                        -----------   -----------     ------      --------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........    38,564,101    52,690,991     53,439           751
                                                        ===========   ===========     ======      ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                        FidVIPIGBd2   FidVIPGrOp    FidVIPMCap2    FidVIPVaIS
                                                        -----------   -----------   -----------   -----------
Investment activity:
   Reinvested dividends .............................    $      --        361,601            --            --
   Mortality and expense risk charges (note 2) ......       (4,626)      (291,736)       (2,413)      (26,368)
                                                         ---------    -----------   -----------   -----------
      Net investment income (loss) ..................       (4,626)        69,865        (2,413)      (26,368)
                                                         ---------    -----------   -----------   -----------

   Proceeds from mutual fund shares sold ............      489,422      9,993,244    10,456,216    11,211,448
   Cost of mutual fund shares sold ..................     (474,824)   (17,717,891)  (10,400,217)  (10,938,242)
                                                         ---------    -----------   -----------   -----------
      Realized gain (loss) on investments ...........       14,598     (7,724,647)       55,999       273,206
   Change in unrealized gain (loss)
      on investments ................................        4,633     12,537,455        (9,904)      538,729
                                                         ---------    -----------   -----------   -----------
      Net gain (loss) on investments ................       19,231      4,812,808        46,095       811,935
                                                         ---------    -----------   -----------   -----------
   Reinvested capital gains .........................           --             --            --            --
                                                         ---------    -----------   -----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........    $  14,605      4,882,673        43,682       785,567
                                                         =========    ===========   ===========   ===========

                                                        FidVIPVaIS2   FrVIPRisDiv2   FrVIPSmCapV2   FrVIPForSec2
                                                        -----------   ------------   ------------   ------------
Investment activity:
   Reinvested dividends .............................         --         12,150          1,159            7,106
   Mortality and expense risk charges (note 2) ......       (343)        (2,166)          (939)          (1,697)
                                                          ------        -------         ------       ----------
      Net investment income (loss) ..................       (343)         9,984            220            5,409
                                                          ------        -------         ------       ----------

   Proceeds from mutual fund shares sold ............      2,295            671             67        9,541,667
   Cost of mutual fund shares sold ..................     (1,731)          (636)           (59)      (9,458,068)
                                                          ------        -------         ------       ----------
      Realized gain (loss) on investments ...........        564             35              8           83,599
   Change in unrealized gain (loss)
      on investments ................................     14,140        (23,199)        27,625          (12,609)
                                                          ------        -------         ------       ----------
      Net gain (loss) on investments ................     14,704        (23,164)        27,633           70,990
                                                          ------        -------         ------       ----------
   Reinvested capital gains .........................         --         39,627             --               --
                                                          ------        -------         ------       ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........     14,361         26,447         27,853           76,399
                                                          ======        =======         ======       ==========

                                                        GVITCVal2   GVITIntVal2   GVITIntVal3   GVITDMidCapl
                                                        ---------   -----------   -----------   ------------
Investment activity:
   Reinvested dividends .............................    $   540            --            --        125,500
   Mortality and expense risk charges (note 2) ......       (154)           (7)         (858)      (370,852)
                                                         -------      --------    ----------    -----------
      Net investment income (loss) ..................        386            (7)         (858)      (245,352)
                                                         -------      --------    ----------    -----------

   Proceeds from mutual fund shares sold ............        286       120,161     7,108,592     21,212,871
   Cost of mutual fund shares sold ..................       (256)     (119,241)   (7,034,011)   (25,662,268)
                                                         -------      --------    ----------    -----------
      Realized gain (loss) on investments ...........         30           920        74,581     (4,449,397)
   Change in unrealized gain (loss)
      on investments ................................     (2,336)           (9)          262     10,200,299
                                                         -------      --------    ----------    -----------
      Net gain (loss) on investments ................     (2,306)          911        74,843      5,750,902
                                                         -------      --------    ----------    -----------
   Reinvested capital gains .........................         --            --            --             --
                                                         -------      --------    ----------    -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........    $(1,920)          904        73,985      5,505,550
                                                         =======      ========    ==========    ===========

                                                        GVITEmMrkts   GVITEmMrkts2   GVITEmMrkts3   GVITFHiInc
                                                        -----------   ------------   ------------   ----------
Investment activity:
   Reinvested dividends .............................       3,732             888         6,207         48,817
   Mortality and expense risk charges (note 2) ......      (9,754)         (3,005)      (11,925)        (4,568)
                                                         --------     -----------      --------     ----------
      Net investment income (loss) ..................      (6,022)         (2,117)       (5,718)        44,249
                                                         --------     -----------      --------     ----------

   Proceeds from mutual fund shares sold ............     660,233      34,474,654       426,236      3,721,817
   Cost of mutual fund shares sold ..................    (879,610)    (34,109,789)     (487,550)    (3,679,083)
                                                         --------     -----------      --------     ----------
      Realized gain (loss) on investments ...........    (219,377)        364,865       (61,314)        42,734
   Change in unrealized gain (loss)
      on investments ................................     407,254             252       382,670        (21,777)
                                                         --------     -----------      --------     ----------
      Net gain (loss) on investments ................     187,877         365,117       321,356         20,957
                                                         --------     -----------      --------     ----------
   Reinvested capital gains .........................          --              --            --             --
                                                         --------     -----------      --------     ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........     181,855         363,000       315,638         65,206
                                                         ========     ===========      ========     ==========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                        GVITGlFin2   GVITGlFin3   GVITGlHlth2   GVITGlHlth3
                                                        ----------   ----------   -----------   -----------
Investment activity:
   Reinvested dividends .............................   $      --           --          --             --
   Mortality and expense risk charges (note 2) ......        (141)      (6,882)        (94)       (17,094)
                                                        ---------     --------      ------       --------
      Net investment income (loss) ..................        (141)      (6,882)        (94)       (17,094)
                                                        ---------     --------      ------       --------

   Proceeds from mutual fund shares sold ............     269,122      766,209       3,614        457,377
   Cost of mutual fund shares sold ..................    (264,448)    (783,685)     (3,197)      (443,054)
                                                        ---------     --------      ------       --------
      Realized gain (loss) on investments ...........       4,674      (17,476)        417         14,323
   Change in unrealized gain (loss)
      on investments ................................      (1,058)      99,910       3,650        756,218
                                                        ---------     --------      ------       --------
      Net gain (loss) on investments ................       3,616       82,434       4,067        770,541
                                                        ---------     --------      ------       --------
   Reinvested capital gains .........................          --           --          --             --
                                                        ---------     --------      ------       --------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........   $   3,475       75,552       3,973        753,447
                                                        =========     ========      ======       ========

                                                        GVITGlTech   GVITGlTech2   GVITGlTech3   GVITGlUtl2
                                                        ----------   -----------   -----------   ----------
Investment activity:
   Reinvested dividends .............................           --         --              --         129
   Mortality and expense risk charges (note 2) ......       (8,045)      (182)        (17,786)       (795)
                                                        ----------      -----      ----------     -------
      Net investment income (loss) ..................       (8,045)      (182)        (17,786)       (666)
                                                        ----------      -----      ----------     -------

   Proceeds from mutual fund shares sold ............      876,088        125       1,637,909      13,614
   Cost of mutual fund shares sold ..................   (1,228,245)      (106)     (1,693,373)    (12,750)
                                                        ----------      -----      ----------     -------
      Realized gain (loss) on investments ...........     (352,157)        19         (55,464)        864
   Change in unrealized gain (loss)
      on investments ................................      666,811      6,070         591,583      21,229
                                                        ----------      -----      ----------     -------
      Net gain (loss) on investments ................      314,654      6,089         536,119      22,093
                                                        ----------      -----      ----------     -------
   Reinvested capital gains .........................           --         --              --          --
                                                        ----------      -----      ----------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........      306,609      5,907         518,333      21,427
                                                        ==========      =====      ==========     =======

                                                        GVITGlUtl3    GVITGvtBd      GVITGrowth   GVITIDAgg
                                                        ----------   ------------   -----------   ---------
Investment activity:
   Reinvested dividends .............................   $     681      9,808,651          2,942     15,648
   Mortality and expense risk charges (note 2) ......      (4,690)    (3,412,866)      (548,038)   (14,959)
                                                        ---------    -----------    -----------   --------
      Net investment income (loss) ..................      (4,009)     6,395,785       (545,096)       689
                                                        ---------    -----------    -----------   --------

   Proceeds from mutual fund shares sold ............     535,544     97,687,616     17,890,252    676,175
   Cost of mutual fund shares sold ..................    (526,090)   (92,188,191)   (33,968,483)  (739,038)
                                                        ---------    -----------    -----------   --------
      Realized gain (loss) on investments ...........       9,454      5,499,425    (16,078,231)   (62,863)
   Change in unrealized gain (loss)
      on investments ................................      47,815       (329,806)    27,743,057    307,599
                                                        ---------    -----------    -----------   --------
      Net gain (loss) on investments ................      57,269      5,169,619     11,664,826    244,736
                                                        ---------    -----------    -----------   --------
   Reinvested capital gains .........................          --        655,432             --         --
                                                        ---------    -----------    -----------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........   $  53,260     12,220,836     11,119,730    245,425
                                                        =========    ===========    ===========   ========

                                                         GVITIDCon    GVITIDMod    GVITIDModAgg   GVITIDModCon
                                                        ----------   -----------   ------------   ------------
Investment activity:
   Reinvested dividends .............................      189,475      210,666         89,964        125,029
   Mortality and expense risk charges (note 2) ......     (114,966)    (148,267)       (75,374)       (71,742)
                                                        ----------   ----------     ----------     ----------
      Net investment income (loss) ..................       74,509       62,399         14,590         53,287
                                                        ----------   ----------     ----------     ----------

   Proceeds from mutual fund shares sold ............   10,176,647    3,776,906      1,141,175      2,133,632
   Cost of mutual fund shares sold ..................   (9,981,052)  (3,986,716)    (1,368,101)    (2,128,446)
                                                        ----------   ----------     ----------     ----------
      Realized gain (loss) on investments ...........      195,595     (209,810)      (226,926)         5,186
   Change in unrealized gain (loss)
      on investments ................................      285,093    1,789,452      1,325,665        575,315
                                                        ----------   ----------     ----------     ----------
      Net gain (loss) on investments ................      480,688    1,579,642      1,098,739        580,501
                                                        ----------   ----------     ----------     ----------
   Reinvested capital gains .........................           --           --             --             --
                                                        ----------   ----------     ----------     ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........      555,197    1,642,041      1,113,329        633,788
                                                        ==========   ==========     ==========     ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                       GVITIntGro   GVITIntGro3   GVITSMdCpGr   GVITSMdCpGr2
                                                       ----------   -----------   -----------   ------------
Investment activity:
   Reinvested dividends ............................    $     --            --            --           --
   Mortality and expense risk charges (note 2) .....        (787)       (6,050)      (85,543)         (12)
                                                        --------      --------    ----------       ------
      Net investment income (loss) .................        (787)       (6,050)      (85,543)         (12)
                                                        --------      --------    ----------       ------

   Proceeds from mutual fund shares sold ...........      31,114       200,525     5,689,637        4,957
   Cost of mutual fund shares sold .................     (41,267)     (235,884)   (5,381,286)      (4,990)
                                                        --------      --------    ----------       ------
      Realized gain (loss) on investments ..........     (10,153)      (35,359)      308,351          (33)
   Change in unrealized gain (loss)
      on investments ...............................      14,576       119,058     1,370,295          (36)
                                                        --------      --------    ----------       ------
      Net gain (loss) on investments ...............       4,423        83,699     1,678,646          (69)
                                                        --------      --------    ----------       ------
   Reinvested capital gains ........................          --            --            --           --
                                                        --------      --------    ----------       ------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    $  3,636        77,649     1,593,103          (81)
                                                        ========      ========    ==========       ======

                                                        GVITMyMkt      GVITNWFund    GVITNWFund2   GVITLead3
                                                       ------------   ------------   -----------   ---------
Investment activity:
   Reinvested dividends ............................      2,892,235     1,558,380          258        2,243
   Mortality and expense risk charges (note 2) .....     (4,932,970)   (2,744,315)        (437)      (6,866)
                                                       ------------   -----------      -------     --------
      Net investment income (loss) .................     (2,040,735)   (1,185,935)        (179)      (4,623)
                                                       ------------   -----------      -------     --------

   Proceeds from mutual fund shares sold ...........    570,256,406    41,352,578       17,317      546,471
   Cost of mutual fund shares sold .................   (570,824,808)  (89,779,320)     (14,835)    (567,583)
                                                       ------------   -----------      -------     --------
      Realized gain (loss) on investments ..........       (568,402)  (48,426,742)       2,482      (21,112)
   Change in unrealized gain (loss)
      on investments ...............................       (133,895)   94,428,988        7,723       70,634
                                                       ------------   -----------      -------     --------
      Net gain (loss) on investments ...............       (702,297)   46,002,246       10,205       49,522
                                                       ------------   -----------      -------     --------
   Reinvested capital gains ........................             --            --           --           --
                                                       ------------   -----------      -------     --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     (2,743,032)   44,816,311       10,026       44,899
                                                       ============   ===========      =======     ========

                                                        GVITSmCapGr   GVITSmCapGr2   GVITSmCapVal   GVITSmCapVal2
                                                       ------------   ------------   ------------   -------------
Investment activity:
   Reinvested dividends ............................   $         --            --            602            --
   Mortality and expense risk charges (note 2) .....        (76,196)         (712)      (701,214)         (373)
                                                       ------------    ----------    -----------        ------
      Net investment income (loss) .................        (76,196)         (712)      (700,612)         (373)
                                                       ------------    ----------    -----------        ------

   Proceeds from mutual fund shares sold ...........     10,840,696     3,024,180     33,607,254         2,780
   Cost of mutual fund shares sold .................    (12,461,904)   (2,992,959)   (45,800,494)       (2,234)
                                                       ------------    ----------    -----------        ------
      Realized gain (loss) on investments ..........     (1,621,208)       31,221    (12,193,240)          546
   Change in unrealized gain (loss)
      on investments ...............................      3,271,260          (202)    30,351,305         9,182
                                                       ------------    ----------    -----------        ------
      Net gain (loss) on investments ...............      1,650,052        31,019     18,158,065         9,728
                                                       ------------    ----------    -----------        ------
   Reinvested capital gains ........................             --            --             --            --
                                                       ------------    ----------    -----------        ------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $  1,573,856        30,307     17,457,453         9,355
                                                       ============    ==========    ===========        ======

                                                        GVITSmComp   GVITSmComp2   GVITTGroFoc   GVITTGroFoc3
                                                       -----------   -----------   -----------   ------------
Investment activity:
   Reinvested dividends ............................            --           --           --              --
   Mortality and expense risk charges (note 2) .....    (1,208,327)      (1,338)      (6,464)         (5,913)
                                                       -----------   ----------     --------      ----------
      Net investment income (loss) .................    (1,208,327)      (1,338)      (6,464)         (5,913)
                                                       -----------   ----------     --------      ----------

   Proceeds from mutual fund shares sold ...........    41,949,588    4,667,210      156,526       1,472,425
   Cost of mutual fund shares sold .................   (52,843,196)  (4,623,086)    (237,455)     (1,575,937)
                                                       -----------   ----------     --------      ----------
      Realized gain (loss) on investments ..........   (10,893,608)      44,124      (80,929)       (103,512)
   Change in unrealized gain (loss)
      on investments ...............................    36,485,881       (4,250)     281,146         242,124
                                                       -----------   ----------     --------      ----------
      Net gain (loss) on investments ...............    25,592,273       39,874      200,217         138,612
                                                       -----------   ----------     --------      ----------
   Reinvested capital gains ........................            --           --           --              --
                                                       -----------   ----------     --------      ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    24,383,946       38,536      193,753         132,699
                                                       ===========   ==========     ========      ==========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                       GVITUSGro2   GVITUSGro3   GVITVKMultiSec   JanBal
                                                       ----------   ----------   --------------   ------
Investment activity:
   Reinvested dividends ............................    $    --             --        644,455      4,252
   Mortality and expense risk charges (note 2) .....       (390)       (16,157)      (162,540)      (595)
                                                        -------     ----------    -----------     ------
      Net investment income (loss) .................       (390)       (16,157)       481,915      3,657
                                                        -------     ----------    -----------     ------

   Proceeds from mutual fund shares sold ...........      5,774      2,600,775     11,014,612      3,989
   Cost of mutual fund shares sold .................     (4,902)    (2,549,532)   (10,516,424)    (3,744)
                                                        -------     ----------    -----------     ------
      Realized gain (loss) on investments ..........        872         51,243        498,188        245
   Change in unrealized gain (loss)
      on investments ...............................     13,275        491,331        648,485     (3,478)
                                                        -------     ----------    -----------     ------
      Net gain (loss) on investments ...............     14,147        542,574      1,146,673     (3,233)
                                                        -------     ----------    -----------     ------
   Reinvested capital gains ........................         --             --             --         --
                                                        -------     ----------    -----------     ------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    $13,757        526,417      1,628,588        424
                                                        =======     ==========    ===========     ======

                                                        JanCapAp     JanGlTechS2    JanGlTech   JanIntGroS2
                                                       -----------   -----------   ----------   -----------
Investment activity:
   Reinvested dividends ............................        50,227           --            --      53,999
   Mortality and expense risk charges (note 2) .....      (231,018)     (22,093)      (54,411)    (38,073)
                                                       -----------   ----------    ----------    --------
      Net investment income (loss) .................      (180,791)     (22,093)      (54,411)     15,926
                                                       -----------   ----------    ----------    --------

   Proceeds from mutual fund shares sold ...........    21,276,628    2,221,692     1,515,636     485,256
   Cost of mutual fund shares sold .................   (24,758,850)  (2,405,370)   (2,479,793)   (616,837)
                                                       -----------   ----------    ----------    --------
      Realized gain (loss) on investments ..........    (3,482,222)    (183,678)     (964,157)   (131,581)
   Change in unrealized gain (loss)
      on investments ...............................     6,120,928      753,970     2,311,614     529,335
                                                       -----------   ----------    ----------    --------
      Net gain (loss) on investments ...............     2,638,706      570,292     1,347,457     397,754
                                                       -----------   ----------    ----------    --------
   Reinvested capital gains ........................            --           --            --          --
                                                       -----------   ----------    ----------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     2,457,915      548,199     1,293,046     413,680
                                                       ===========   ==========    ==========    ========

                                                        JanIntGro     JanRMgLgCap   MFSInvGrS   MFSValS
                                                       ------------   -----------   ---------   -------
Investment activity:
   Reinvested dividends ............................   $     98,077        --            --        151
   Mortality and expense risk charges (note 2) .....        (82,358)       --          (380)      (668)
                                                       ------------       ---        ------     ------
      Net investment income (loss) .................         15,719        --          (380)      (517)
                                                       ------------       ---        ------     ------

   Proceeds from mutual fund shares sold ...........      9,473,893        --         6,480      5,745
   Cost of mutual fund shares sold .................    (12,601,826)       --        (5,824)    (5,083)
                                                       ------------       ---        ------     ------
      Realized gain (loss) on investments ..........     (3,127,933)       --           656        662
   Change in unrealized gain (loss)
      on investments ...............................      3,749,587        (5)        5,729      8,489
                                                       ------------       ---        ------     ------
      Net gain (loss) on investments ...............        621,654        (5)        6,385      9,151
                                                       ------------       ---        ------     ------
   Reinvested capital gains ........................             --        --            --         --
                                                       ------------       ---        ------     ------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $    637,373        (5)        6,005      8,634
                                                       ============       ===        ======     ======

                                                       NBAMTFasc     NBAMTGro    NBAMTGuard    NBAMTLMat
                                                       ---------   -----------   ----------   -----------
Investment activity:
   Reinvested dividends ............................        --              --           --            --
   Mortality and expense risk charges (note 2) .....      (156)     (1,006,817)    (153,956)     (968,406)
                                                        ------     -----------   ----------   -----------
      Net investment income (loss) .................      (156)     (1,006,817)    (153,956)     (968,406)
                                                        ------     -----------   ----------   -----------

   Proceeds from mutual fund shares sold ...........     2,855      27,450,980    7,468,767    34,884,117
   Cost of mutual fund shares sold .................    (2,451)    (46,491,966)  (9,747,970)  (33,322,070)
                                                        ------     -----------   ----------   -----------
      Realized gain (loss) on investments ..........       404     (19,040,986)  (2,279,203)    1,562,047
   Change in unrealized gain (loss)
      on investments ...............................     4,076      39,557,011    5,252,505     1,201,205
                                                        ------     -----------   ----------   -----------
      Net gain (loss) on investments ...............     4,480      20,516,025    2,973,302     2,763,252
                                                        ------     -----------   ----------   -----------
   Reinvested capital gains ........................        --              --           --            --
                                                        ------     -----------   ----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     4,324      19,509,208    2,819,346     1,794,846
                                                        ======     ===========   ==========   ===========
                                                                                               (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                      NBAMTMCGrS    NBAMTPart    NBAMSocRes    OppAggGro
                                                     -----------   -----------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................   $        --            --        --               --
   Mortality and expense risk charges (note 2) ...        (1,211)   (1,270,636)      (16)        (127,951)
                                                     -----------   -----------      ----      -----------
      Net investment income (loss) ...............        (1,211)   (1,270,636)      (16)        (127,951)
                                                     -----------   -----------      ----      -----------

   Proceeds from mutual fund shares sold .........     4,696,584    38,026,700         8       25,501,037
   Cost of mutual fund shares sold ...............    (4,659,140)  (48,537,355)       (8)     (26,471,817)
                                                     -----------   -----------      ----      -----------
      Realized gain (loss) on investments ........        37,444   (10,510,655)       --         (970,780)
   Change in unrealized gain (loss)
      on investments .............................       (11,390)   41,674,920      (947)       3,274,749
                                                     -----------   -----------      ----      -----------
      Net gain (loss) on investments .............        26,054    31,164,265      (947)       2,303,969
                                                     -----------   -----------      ----      -----------
   Reinvested capital gains ......................            --            --        --               --
                                                     -----------   -----------      ----      -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $    24,843    29,893,629      (963)       2,176,018
                                                     ===========   ===========      ====      ===========

                                                       OppBdFd       OppCapAp    OppCapApS    OppGlSec3
                                                     -----------   -----------   ---------   ----------
Investment activity:
   Reinvested dividends ..........................    13,549,448       591,496         --            --
   Mortality and expense risk charges (note 2) ...    (1,627,025)     (919,208)      (720)      (21,687)
                                                     -----------   -----------    -------    ----------
      Net investment income (loss) ...............    11,922,423      (327,712)      (720)      (21,687)
                                                     -----------   -----------    -------    ----------

   Proceeds from mutual fund shares sold .........    36,138,426    50,378,123     51,934     1,285,283
   Cost of mutual fund shares sold ...............   (36,247,231)  (71,372,886)   (50,847)   (1,170,656)
                                                     -----------   -----------    -------    ----------
      Realized gain (loss) on investments ........      (108,805)  (20,994,763)     1,087       114,627
   Change in unrealized gain (loss)
      on investments .............................    (1,326,690)   36,211,824       (702)      385,637
                                                     -----------   -----------    -------    ----------
      Net gain (loss) on investments .............    (1,435,495)   15,217,061        385       500,264
                                                     -----------   -----------    -------    ----------
   Reinvested capital gains ......................            --            --         --            --
                                                     -----------   -----------    -------    ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    10,486,928    14,889,349       (335)      478,577
                                                     ===========   ===========    =======    ==========

                                                        OppGlSec      OppGlSecS   OppHighIncS    OppMSFund
                                                     -------------   ----------   -----------   -----------
Investment activity:
   Reinvested dividends ..........................   $   2,932,234           --           --        234,474
   Mortality and expense risk charges (note 2) ...      (2,275,025)      (2,761)     (18,615)      (158,174)
                                                     -------------   ----------   ----------    -----------
      Net investment income (loss) ...............         657,209       (2,761)     (18,615)        76,300
                                                     -------------   ----------   ----------    -----------

   Proceeds from mutual fund shares sold .........     106,994,036    6,999,733    1,148,510      8,538,869
   Cost of mutual fund shares sold ...............    (145,254,496)  (6,869,647)  (1,063,692)   (10,680,198)
                                                     -------------   ----------   ----------    -----------
      Realized gain (loss) on investments ........     (38,260,460)     130,086       84,818     (2,141,329)
   Change in unrealized gain (loss)
      on investments .............................      72,623,629      (35,653)     323,514      4,174,014
                                                     -------------   ----------   ----------    -----------
      Net gain (loss) on investments .............      34,363,169       94,433      408,332      2,032,685
                                                     -------------   ----------   ----------    -----------
   Reinvested capital gains ......................              --           --           --             --
                                                     -------------   ----------   ----------    -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  35,020,378       91,672      389,717      2,108,985
                                                     =============   ==========   ==========    ===========

                                                     OppMSFundS   OppMSSmCapS    OppMultStr   PVTDiscGro
                                                     ----------   -----------   -----------   ----------
Investment activity:
   Reinvested dividends ..........................         --            --       5,054,109         --
   Mortality and expense risk charges (note 2) ...       (804)         (220)     (1,116,852)       (51)
                                                      -------         -----     -----------     ------
      Net investment income (loss) ...............       (804)         (220)      3,937,257        (51)
                                                      -------         -----     -----------     ------

   Proceeds from mutual fund shares sold .........     34,995           482      17,434,726         43
   Cost of mutual fund shares sold ...............    (30,437)         (403)    (22,559,117)       (41)
                                                      -------         -----     -----------     ------
      Realized gain (loss) on investments ........      4,558            79      (5,124,391)         2
   Change in unrealized gain (loss)
      on investments .............................      3,328         7,599      18,003,891     (2,745)
                                                      -------         -----     -----------     ------
      Net gain (loss) on investments .............      7,886         7,678      12,879,500     (2,743)
                                                      -------         -----     -----------     ------
   Reinvested capital gains ......................         --            --              --         --
                                                      -------         -----     -----------     ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      7,082         7,458      16,816,757     (2,794)
                                                      =======         =====     ===========     ======

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                     PVTGroInc    PVTIntEq      StOpp2       StDisc2
                                                     ---------   ---------   -----------   -----------
Investment activity:
   Reinvested dividends ..........................     $  --           --             --            --
   Mortality and expense risk charges (note 2) ...        (4)        (160)    (2,610,888)     (467,220)
                                                       -----     --------    -----------   -----------
      Net investment income (loss) ...............        (4)        (160)    (2,610,888)     (467,220)
                                                       -----     --------    -----------   -----------

   Proceeds from mutual fund shares sold .........         4      937,875     63,501,850     9,963,106
   Cost of mutual fund shares sold ...............        (4)    (923,564)   (89,901,179)  (10,912,047)
                                                       -----     --------    -----------   -----------
      Realized gain (loss) on investments ........        --       14,311    (26,399,329)     (948,941)
   Change in unrealized gain (loss)
      on investments .............................      (146)      (1,112)    85,782,057     9,407,476
                                                       -----     --------    -----------   -----------
      Net gain (loss) on investments .............      (146)      13,199     59,382,728     8,458,535
                                                       -----     --------    -----------   -----------
   Reinvested capital gains ......................        --           --             --           --
                                                       -----     --------    -----------   -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     $(150)      13,039     56,771,840     7,991,315
                                                       =====     ========    ===========   ===========

                                                       VEWrldBd     VEWrldEMkt    VEWrldHAs    VKCorPlus2
                                                     -----------   -----------   -----------   ----------
Investment activity:
   Reinvested dividends ..........................     1,158,212        44,870       182,556         --
   Mortality and expense risk charges (note 2) ...      (432,298)     (220,940)     (225,652)       (52)
                                                     -----------   -----------   -----------     ------
      Net investment income (loss) ...............       725,914      (176,070)      (43,096)       (52)
                                                     -----------   -----------   -----------     ------

   Proceeds from mutual fund shares sold .........    31,935,511    34,186,195    18,108,540      1,070
   Cost of mutual fund shares sold ...............   (27,498,510)  (33,757,519)  (19,651,861)    (1,068)
                                                     -----------   -----------   -----------     ------
      Realized gain (loss) on investments ........     4,437,001       428,676    (1,543,321)         2
   Change in unrealized gain (loss)
      on investments .............................       583,586     2,619,508     3,367,494       (203)
                                                     -----------   -----------   -----------     ------
      Net gain (loss) on investments .............     5,020,587     3,048,184     1,824,173       (201)
                                                     -----------   -----------   -----------     ------
   Reinvested capital gains ......................            --            --            --         --
                                                     -----------   -----------   -----------     ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     5,746,501     2,872,114     1,781,077       (253)
                                                     ===========   ===========   ===========     ======

                                                        VKEmMkt     VKEmMkt2   VKUSRealEst   VKUSRealEst2
                                                     ------------   --------   -----------   ------------
Investment activity:
   Reinvested dividends ..........................   $         --        --             --          --
   Mortality and expense risk charges (note 2) ...       (140,866)     (335)      (822,086)     (1,056)
                                                     ------------   -------    -----------      ------
      Net investment income (loss) ...............       (140,866)     (335)      (822,086)     (1,056)
                                                     ------------   -------    -----------      ------

   Proceeds from mutual fund shares sold .........     13,288,599    20,741     20,709,236       5,367
   Cost of mutual fund shares sold ...............    (12,117,238)  (19,292)   (20,794,602)     (5,186)
                                                     ------------   -------    -----------      ------
      Realized gain (loss) on investments ........      1,171,361     1,449        (85,366)        181
   Change in unrealized gain (loss)
      on investments .............................      2,194,969     2,523     15,936,864      16,565
                                                     ------------   -------    -----------      ------
      Net gain (loss) on investments .............      3,366,330     3,972     15,851,498      16,746
                                                     ------------   -------    -----------      ------
   Reinvested capital gains ......................             --        --             --          --
                                                     ------------   -------    -----------      ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  3,225,464     3,637     15,029,412      15,690
                                                     ============   =======    ===========      ======

See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                               Total                  AIMBValue2
                                                 --------------------------------   --------------
                                                      2003              2002          2003    2002
                                                 ---------------   --------------   -------   ----
Investment activity:
   Net investment income (loss) ..............   $    49,441,081       64,579,037      (321)   --
   Realized gain (loss) on investments .......      (541,107,965)    (545,524,799)      575    --
   Change in unrealized gain (loss)
      on investments .........................     1,379,999,638     (888,689,198)   (3,542)   --
   Reinvested capital gains ..................           695,059       53,643,006        --    --
                                                 ---------------   --------------   -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..........................       889,027,813   (1,315,991,954)   (3,288)   --
                                                 ---------------   --------------   -------   ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...............       326,563,874      260,896,910   515,746    --
   Transfers between funds ...................                --               --     2,653    --
   Redemptions (note 3) ......................    (1,035,049,382)  (1,274,810,972)   (1,041)   --
   Annuity benefits ..........................        (1,267,151)      (1,647,069)       --    --
   Annual contract maintenance charges
      (note 2) ...............................        (3,320,245)      (3,798,405)       --    --
   Contingent deferred sales charges
      (note 2) ...............................        (6,278,061)      (9,670,909)       --    --
   Adjustments to maintain reserves ..........           (15,277)        (105,913)      (33)   --
                                                 ---------------   --------------   -------   ---
         Net equity transactions .............      (719,366,242)  (1,029,136,358)  517,325    --
                                                 ---------------   --------------   -------   ---

Net change in contract owners' equity ........       169,661,571   (2,345,128,312)  514,037    --
Contract owners' equity beginning
   of period .................................     9,986,015,760   14,643,768,219        --    --
                                                 ---------------   --------------   -------   ---
Contract owners' equity end of period ........   $10,155,677,331   12,298,639,907   514,037    --
                                                 ===============   ==============   =======   ===

CHANGES IN UNITS:
   Beginning units ...........................       572,168,965      698,397,669        --    --
                                                 ---------------   --------------   -------   ---
   Units purchased ...........................       229,501,542       56,839,015    44,632    --
   Units redeemed ............................      (262,519,834)    (115,672,123)     (283)   --
                                                 ---------------   --------------   -------   ---
   Ending units ..............................       539,150,673      639,564,561    44,349    --
                                                 ===============   ==============   =======   ===

                                                    AIMCapAp2        AIMCapDev2
                                                 ---------------   --------------
                                                   2003     2002     2003    2002
                                                 --------   ----   -------   ----
Investment activity:
   Net investment income (loss) ..............       (677)   --       (351)   --
   Realized gain (loss) on investments .......     19,968    --        534    --
   Change in unrealized gain (loss)
      on investments .........................     (5,412)   --     12,012    --
   Reinvested capital gains ..................         --    --         --    --
                                                 --------   ---    -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..........................     13,879    --     12,195    --
                                                 --------   ---    -------   ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...............    239,340    --    181,565    --
   Transfers between funds ...................     (2,496)   --         --    --
   Redemptions (note 3) ......................         --    --         --    --
   Annuity benefits ..........................         --    --         --    --
   Annual contract maintenance charges
      (note 2) ...............................         --    --         --    --
   Contingent deferred sales charges
      (note 2) ...............................         --    --         --    --
   Adjustments to maintain reserves ..........          5    --          9    --
                                                 --------   ---    -------   ---
         Net equity transactions .............    236,849    --    181,574    --
                                                 --------   ---    -------   ---

Net change in contract owners' equity ........    250,728    --    193,769    --
Contract owners' equity beginning
   of period .................................         --    --         --    --
                                                 --------   ---    -------   ---
Contract owners' equity end of period ........    250,728    --    193,769    --
                                                 ========   ===    =======   ===

CHANGES IN UNITS:
   Beginning units ...........................         --    --         --    --
                                                 --------   ---    -------   ---
   Units purchased ...........................    290,092    --     16,275    --
   Units redeemed ............................   (268,262)   --         --    --
                                                 --------   ---    -------   ---
   Ending units ..............................     21,830    --     16,275    --
                                                 ========   ===    =======   ===

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                     AlGrIncB         AISmCapValB
                                                -----------------   --------------
                                                   2003      2002     2003    2002
                                                ----------   ----   -------   ----
Investment activity:
   Net investment income (loss) .............   $    7,262     --       584     --
   Realized gain (loss) on investments ......       15,375     --     6,971     --
   Change in unrealized gain (loss)
      on investments ........................       16,825     --       847     --
   Reinvested capital gains .................           --     --        --     --
                                                ----------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................       39,462     --     8,402     --
                                                ----------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............    1,528,605     --   276,486     --
   Transfers between funds ..................      140,679     --    62,041     --
   Redemptions (note 3) .....................         (560)    --    (1,023)    --
   Annuity benefits .........................           --     --        --     --
   Annual contract maintenance charges
      (note 2) ..............................           --     --        --     --
   Contingent deferred sales charges
      (note 2) ..............................           --     --        --     --
   Adjustments to maintain reserves .........        3,237     --    (3,454)    --
                                                ----------    ---   -------    ---
         Net equity transactions ............    1,671,961     --   334,050     --
                                                ----------    ---   -------    ---

Net change in contract owners' equity .......    1,711,423     --   342,452     --
Contract owners' equity beginning
   of period ................................           --     --        --     --
                                                ----------    ---   -------    ---
Contract owners' equity end of period .......   $1,711,423     --   342,452     --
                                                ==========    ===   =======    ===

CHANGES IN UNITS:
   Beginning units ..........................           --     --        --     --
                                                ----------    ---   -------    ---
   Units purchased ..........................      172,104     --    29,287     --
   Units redeemed ...........................      (28,938)    --       (84)    --
                                                ----------    ---   -------    ---
   Ending units .............................      143,166     --    29,203     --
                                                ==========    ===   =======    ===

                                                         ACVPBal                   ACVPCapAp
                                                -------------------------   -------------------------
                                                   2003           2002         2003          2002
                                                -----------   -----------   -----------   -----------
Investment activity:
   Net investment income (loss) .............     2,132,919     2,620,642      (870,007)   (1,422,634)
   Realized gain (loss) on investments ......    (3,451,351)   (3,036,542)  (26,089,150)  (26,291,015)
   Change in unrealized gain (loss)
      on investments ........................    10,385,094    (8,800,139)   33,941,850     4,800,851
   Reinvested capital gains .................            --            --            --            --
                                                -----------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     9,066,662    (9,216,039)    6,982,693   (22,912,798)
                                                -----------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............     1,983,847     2,147,566     2,459,926     3,592,797
   Transfers between funds ..................     3,500,785    (1,202,151)   (4,012,013)   (7,782,289)
   Redemptions (note 3) .....................   (10,567,260)  (10,784,791)  (11,457,113)  (18,622,223)
   Annuity benefits .........................       (15,268)      (23,603)      (12,224)      (17,404)
   Annual contract maintenance charges
      (note 2) ..............................       (33,602)      (34,397)      (70,375)      (87,495)
   Contingent deferred sales charges
      (note 2) ..............................       (69,727)      (83,434)      (77,926)     (136,578)
   Adjustments to maintain reserves .........       (23,080)         (764)       13,964       (24,449)
                                                -----------   -----------   -----------   -----------
         Net equity transactions ............    (5,224,305)   (9,981,574)  (13,155,761)  (23,077,641)
                                                -----------   -----------   -----------   -----------

Net change in contract owners' equity .......     3,842,357   (19,197,613)   (6,173,068)  (45,990,439)
Contract owners' equity beginning
   of period ................................   106,568,212   141,258,044   140,984,137   232,128,096
                                                -----------   -----------   -----------   -----------
Contract owners' equity end of period .......   110,410,569   122,060,431   134,811,069   186,137,657
                                                ===========   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ..........................     6,701,595     7,936,317     8,313,614    10,868,054
                                                -----------   -----------   -----------   -----------
   Units purchased ..........................       689,427       127,553       361,542       177,181
   Units redeemed ...........................    (1,023,307)     (711,955)   (1,221,833)   (1,302,155)
                                                -----------   -----------   -----------   -----------
   Ending units .............................     6,367,715     7,351,915     7,453,323     9,743,080
                                                ===========   ===========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                        ACVPIncGr             ACVPIncGr2
                                                -------------------------   --------------
                                                   2003          2002         2003    2002
                                                -----------   -----------   -------   ----
Investment activity:
   Net investment income (loss) .............   $   280,005       202,691      (854)    --
   Realized gain (loss) on investments ......    (5,484,214)   (2,561,936)      723     --
   Change in unrealized gain (loss)                                                     --
      on investments ........................     8,654,114    (4,252,068)   15,263     --
   Reinvested capital gains .................            --            --        --     --
                                                -----------   -----------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     3,449,905    (6,611,313)   15,132     --
                                                -----------   -----------   -------    ---

Equity transactions:
   Purchase payments received from                                                      --
      contract owners (note 3) ..............     1,276,726     1,518,760   525,039     --
   Transfers between funds ..................     2,523,702    (2,836,589)   87,198     --
   Redemptions (note 3) .....................    (3,837,267)   (4,737,434)   (6,418)    --
   Annuity benefits .........................        (1,973)       (2,241)       --     --
   Annual contract maintenance charges                                                  --
      (note 2) ..............................       (14,276)      (16,045)       --     --
   Contingent deferred sales charges                                                    --
      (note 2) ..............................       (31,551)      (48,726)       --     --
   Adjustments to maintain reserves .........          (344)         (966)       --     --
                                                -----------   -----------   -------    ---
         Net equity transactions ............       (84,983)   (6,123,241)  605,819     --
                                                -----------   -----------   -------    ---

Net change in contract owners' equity .......     3,364,922   (12,734,554)  620,951     --
Contract owners' equity beginning
   of period ................................    40,968,656    64,137,625        --     --
                                                -----------   -----------   -------    ---
Contract owners' equity end of period .......   $44,333,578    51,403,071   620,951     --
                                                ===========   ===========   =======    ===

CHANGES IN UNITS:
   Beginning units ..........................     5,125,581     6,383,548        --     --
                                                -----------   -----------   -------    ---
   Units purchased ..........................     2,776,376       160,968    54,410     --
   Units redeemed ...........................    (2,918,420)     (802,742)     (773)    --
                                                -----------   -----------   -------    ---
   Ending units .............................     4,983,537     5,741,774    53,637     --
                                                ===========   ===========   =======    ===

                                                  ACVPInflaPro              ACVPInt
                                                ----------------   -------------------------
                                                   2003     2002      2003          2002
                                                ---------   ----   -----------   -----------
Investment activity:
   Net investment income (loss) .............         574     --       112,544       125,418
   Realized gain (loss) on investments ......       9,849     --    (4,015,422)  (36,310,750)
   Change in unrealized gain (loss)
      on investments ........................     (11,409)    --     6,792,186    27,584,165
   Reinvested capital gains .................          --     --            --            --
                                                ---------    ---   -----------   -----------
   Net increase (decrease) in contract
      owners' equity resulting from
      operations ............................        (986)    --     2,889,308    (8,601,167)
                                                ---------    ---   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............   1,986,485     --        15,629     2,460,061
   Transfers between funds ..................     677,412     --    (5,711,222)  (19,041,622)
   Redemptions (note 3) .....................      (4,677)    --    (7,610,395)  (15,242,539)
   Annuity benefits .........................          --     --       (35,464)      (44,944)
   Annual contract maintenance charges
      (note 2) ..............................          (4)    --       (26,793)      (38,813)
   Contingent deferred sales charges
      (note 2) ..............................          --     --       (56,279)     (123,625)
   Adjustments to maintain reserves .........       1,200     --      (125,359)      (97,305)
                                                ---------    ---   -----------   -----------
         Net equity transactions ............   2,660,416     --   (13,549,883)  (32,128,787)
                                                ---------    ---   -----------   -----------

Net change in contract owners' equity .......   2,659,430     --   (10,660,575)  (40,729,954)
Contract owners' equity beginning
   of period ................................          --     --    93,959,791   184,089,162
                                                ---------    ---   -----------   -----------
Contract owners' equity end of period .......   2,659,430     --    83,299,216   143,359,208
                                                =========    ===   ===========   ===========

CHANGES IN UNITS:
   Beginning units ..........................          --     --     7,997,923    12,314,248
                                                ---------    ---   -----------   -----------
   Units purchased ..........................     317,044     --           555       170,779
   Units redeemed ...........................     (61,541)    --    (1,196,263)   (2,380,027)
                                                ---------    ---   -----------   -----------
   Ending units .............................     255,503     --     6,802,215    10,105,000
                                                =========    ===   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                     ASVPInt2                ACVPInt3               ACVPUltra         ACVPUltra2
                                                ------------------   -----------------------   ------------------   --------------
                                                    2003      2002      2003        2002         2003       2002     2003     2002
                                                -----------   ----   ----------   ----------   ---------   ------   -------   ----
Investment activity:
   Net investment income (loss) .............   $    (2,153)    --       21,843      (11,576)    (15,394)     (51)     (514)    --
   Realized gain (loss) on investments ......       250,597     --   (1,409,524)        (366)     42,761   (2,524)       69     --
   Change in unrealized gain (loss)
      on investments ........................        (1,860)    --    2,182,398     (102,281)    262,602     (607)    8,486     --
   Reinvested capital gains .................            --     --           --           --          --       --        --     --
                                                -----------    ---   ----------   ----------   ---------   ------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................       246,584     --      794,717     (114,223)    289,969   (3,182)    8,041     --
                                                -----------    ---   ----------   ----------   ---------   ------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............       227,677     --    2,311,397      979,119     105,143      669   314,520     --
   Transfers between funds ..................      (244,119)    --    1,736,256    9,236,375   2,681,747   32,823    15,891     --
   Redemptions (note 3) .....................          (305)    --   (1,723,029)    (151,516)   (192,300)      --       (98)    --
   Annuity benefits .........................            --     --           --           --          --       --        --     --
   Annual contract maintenance charges
      (note 2) ..............................            --     --       (4,342)        (197)       (303)      --        --     --
   Contingent deferred sales charges
      (note 2) ..............................            --     --      (12,640)      (1,922)       (397)      --        --     --
   Adjustments to maintain reserves .........            10     --       96,468      103,968         (16)      10        11     --
                                                -----------    ---   ----------   ----------   ---------   ------   -------    ---
         Net equity transactions ............       (16,737)    --    2,404,110   10,165,827   2,593,874   33,502   330,324     --
                                                -----------    ---   ----------   ----------   ---------   ------   -------    ---

Net change in contract owners' equity .......       229,847     --    3,198,827   10,051,604   2,883,843   30,320   338,365     --
Contract owners' equity beginning
   of period ................................            --     --   15,231,448           --   1,151,365       --        --     --
                                                -----------    ---   ----------   ----------   ---------   ------   -------    ---
Contract owners' equity end of period .......   $   229,847     --   18,430,275   10,051,604   4,035,208   30,320   338,365     --
                                                ===========    ===   ==========   ==========   =========   ======   =======    ===
CHANGES IN UNITS:
   Beginning units ..........................            --     --    1,893,970           --     144,545       --        --     --
                                                -----------    ---   ----------   ----------   ---------   ------   -------    ---
   Units purchased ..........................     1,793,565     --    1,470,758    1,049,855     810,426    3,329    30,305     --
   Units redeemed ...........................    (1,772,729)    --   (1,166,570)     (15,123)   (497,769)      --        (9)    --
                                                -----------    ---   ----------   ----------   ---------   ------   -------    ---
   Ending units .............................        20,836     --    2,198,158    1,034,732     457,202    3,329    30,296     --
                                                ===========    ===   ==========   ==========   =========   ======   =======    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                           ACVPVal               ACVPVal2
                                                 --------------------------   --------------
                                                     2003          2002         2003    2002
                                                 ------------   -----------   -------   ----
Investment activity:
   Net investment income (loss) ..............   $    659,142       361,093      (965)    --
   Realized gain (loss) on investments .......     (5,111,295)    3,627,431         1     --
   Change in unrealized gain (loss)
      on investments .........................     15,295,437   (26,247,177)    5,389     --
   Reinvested capital gains ..................             --    11,477,528        --     --
                                                 ------------   -----------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..........................     10,843,284   (10,781,125)    4,425     --
                                                 ------------   -----------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...............      4,022,005     4,908,292   812,670     --
   Transfers between funds ...................     (4,449,534)   19,958,728     9,309     --
   Redemptions (note 3) ......................    (15,018,379)  (20,367,688)       --     --
   Annuity benefits ..........................        (29,509)      (20,839)       --     --
   Annual contract maintenance charges
      (note 2) ...............................        (36,989)      (39,853)       --     --
   Contingent deferred sales charges
      (note 2) ...............................        (96,538)     (152,364)       --     --
   Adjustments to maintain reserves ..........        (32,935)       23,694       (13)    --
                                                 ------------   -----------   -------    ---
         Net equity transactions .............    (15,641,879)    4,309,970   821,966     --
                                                 ------------   -----------   -------    ---

Net change in contract owners' equity ........     (4,798,595)   (6,471,155)  826,391     --
Contract owners' equity beginning
   of period .................................    151,466,928   210,919,797        --     --
                                                 ------------   -----------   -------    ---
Contract owners' equity end of period ........   $146,668,333   204,448,642   826,391     --
                                                 ============   ===========   =======    ===

CHANGES IN UNITS:
   Beginning units ...........................     10,608,306    12,737,342        --     --
                                                 ------------   -----------   -------    ---
   Units purchased ...........................      2,547,576       285,249    71,375     --
   Units redeemed ............................     (3,710,742)      (88,562)     (168)    --
                                                 ------------   -----------   -------    ---
   Ending units ..............................      9,445,140    12,934,029    71,207     --
                                                 ============   ===========   =======    ===

                                                        AmerGro                  AmerHiYld
                                                 -----------------------   ---------------------
                                                    2003         2002        2003         2002
                                                 ----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ..............      (83,273)    (152,422)    201,538     122,296
   Realized gain (loss) on investments .......     (456,021)    (362,358)    282,884     (36,739)
   Change in unrealized gain (loss)
      on investments .........................    3,309,092   (3,815,874)   (215,264)   (237,199)
   Reinvested capital gains ..................           --           --          --          --
                                                 ----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..........................    2,769,798   (4,330,654)    269,158    (151,642)
                                                 ----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...............      145,753      171,163      38,902      21,820
   Transfers between funds ...................      (35,577)    (529,498)    199,592    (112,512)
   Redemptions (note 3) ......................     (980,770)  (2,014,850)   (104,603)    (79,693)
   Annuity benefits ..........................       (4,921)      (6,754)     (3,123)     (3,118)
   Annual contract maintenance charges
      (note 2) ...............................       (4,050)      (4,551)       (617)       (543)
   Contingent deferred sales charges
      (note 2) ...............................       (1,735)      (8,962)       (791)       (326)
   Adjustments to maintain reserves ..........         (114)          60         260         (62)
                                                 ----------   ----------   ---------   ---------
         Net equity transactions .............     (881,414)  (2,393,392)    129,620    (174,434)
                                                 ----------   ----------   ---------   ---------

Net change in contract owners' equity ........    1,888,384   (6,724,046)    398,778    (326,076)
Contract owners' equity beginning
   of period .................................   16,224,490   26,005,041   1,405,618   1,612,158
                                                 ----------   ----------   ---------   ---------
Contract owners' equity end of period ........   18,112,874   19,280,995   1,804,396   1,286,082
                                                 ==========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ...........................      395,501      473,727      52,094      57,996
                                                 ----------   ----------   ---------   ---------
   Units purchased ...........................        7,338        3,364     231,432         855
   Units redeemed ............................      (27,651)     (50,009)   (226,337)     (7,533)
                                                 ----------   ----------   ---------   ---------
   Ending units ..............................      375,188      427,082      57,189      51,318
                                                 ==========   ==========   =========   =========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                        AmerUSGvt                CSGPVen
                                                 ----------------------   ----------------------
                                                    2003        2002        2003         2002
                                                 ----------   ---------   ---------   ----------
Investment activity:
   Net investment income (loss) ..............   $   89,965     122,624     (38,283)     (93,219)
   Realized gain (loss) on investments .......       40,586      25,486    (351,573)  (2,019,748)
   Change in unrealized gain (loss)
      on investments .........................      (65,093)    (54,873)  1,332,742      (37,021)
   Reinvested capital gains ..................           --          --          --           --
                                                 ----------   ---------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..........................       65,458      93,237     942,886   (2,149,988)
                                                 ----------   ---------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...............       24,822      20,789      13,468      286,631
   Transfers between funds ...................      (26,959)     30,509    (365,158)  (2,085,913)
   Redemptions (note 3) ......................     (189,463)   (139,153)   (478,584)  (1,017,316)
   Annuity benefits ..........................       (2,749)     (2,627)     (4,254)        (757)
   Annual contract maintenance charges
      (note 2) ...............................       (1,249)     (1,246)     (2,518)      (4,385)
   Contingent deferred sales charges
      (note 2) ...............................         (753)       (143)     (2,778)     (11,193)
   Adjustments to maintain reserves ..........           20         (32)    (18,690)        (598)
                                                 ----------   ---------   ---------   ----------
         Net equity transactions .............     (196,331)    (91,903)   (858,514)  (2,833,531)
                                                 ----------   ---------   ---------   ----------

Net change in contract owners' equity ........     (130,873)      1,334      84,372   (4,983,519)
Contract owners' equity beginning
   of period .................................    3,301,968   2,958,036   6,142,047   16,340,523
                                                 ----------   ---------   ---------   ----------
Contract owners' equity end of period ........   $3,171,095   2,959,370   6,226,419   11,357,004
                                                 ==========   =========   =========   ==========

CHANGES IN UNITS:
   Beginning units ...........................      125,824     121,523     871,300    1,505,920
                                                 ----------   ---------   ---------   ----------
   Units purchased ...........................       23,241       2,138          48       28,438
   Units redeemed ............................      (30,573)     (5,800)   (121,543)    (307,886)
                                                 ----------   ---------   ---------   ----------
   Ending units ..............................      118,492     117,861     749,805    1,226,472
                                                 ==========   =========   =========   ==========

                                                         CSGPVen                    CSSmCapGr
                                                 ------------------------   -------------------------
                                                    2003         2002          2003           2002
                                                 ----------   -----------   -----------   -----------
Investment activity:
   Net investment income (loss) ..............     (335,355)     (657,324)     (769,118)   (1,339,145)
   Realized gain (loss) on investments .......   (2,050,981)   (1,872,442)  (15,431,538)  (51,986,243)
   Change in unrealized gain (loss)
      on investments .........................    5,997,683       802,963    35,700,401     5,242,068
   Reinvested capital gains ..................           --            --            --            --
                                                 ----------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..........................    3,611,347    (1,726,803)   19,499,745   (48,083,320)
                                                 ----------   -----------   -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...............       14,155     1,653,415     2,533,397     3,861,110
   Transfers between funds ...................   (2,637,127)   (6,716,648)   (2,229,082)  (20,248,965)
   Redemptions (note 3) ......................   (4,947,774)   (6,712,209)  (10,013,574)  (15,370,739)
   Annuity benefits ..........................       (9,250)      (11,871)       (8,298)       (9,630)
   Annual contract maintenance charges
      (note 2) ...............................      (14,085)      (20,833)      (41,833)      (56,220)
   Contingent deferred sales charges
      (note 2) ...............................      (30,770)      (66,963)      (79,207)     (162,959)
   Adjustments to maintain reserves ..........      (44,937)        2,550         5,013        11,016
                                                 ----------   -----------   -----------   -----------
         Net equity transactions .............   (7,669,788)  (11,872,559)   (9,833,584)  (31,976,387)
                                                 ----------   -----------   -----------   -----------

Net change in contract owners' equity ........   (4,058,441)  (13,599,362)    9,666,161   (80,059,707)
Contract owners' equity beginning
   of period .................................   54,269,073   100,550,096   113,874,802   237,432,231
                                                 ----------   -----------   -----------   -----------
Contract owners' equity end of period ........   50,210,632    86,950,734   123,540,963   157,372,524
                                                 ==========   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ...........................    6,977,625    10,217,780    10,206,558    13,924,081
                                                 ----------   -----------   -----------   -----------
   Units purchased ...........................         (126)      166,024     1,715,347       250,497
   Units redeemed ............................   (1,007,729)   (1,348,432)   (2,543,112)   (2,310,896)
                                                 ----------   -----------   -----------   -----------
   Ending units ..............................    5,969,770     9,035,372     9,378,793    11,863,682
                                                 ==========   ===========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                      DrySmCapIxS                DrySRGro
                                                 ----------------------   -------------------------
                                                     2003         2002       2003          2002
                                                 -----------   --------   -----------   -----------
Investment activity:
   Net investment income (loss) ..............   $   (33,349)    (1,641)     (764,015)   (1,274,659)
   Realized gain (loss) on investments .......       631,149   (670,313)  (12,141,774)   (6,049,569)
   Change in unrealized gain (loss)
      on investments .........................       161,131    542,496    22,986,858   (28,620,022)
   Reinvested capital gains ..................            --         --            --            --
                                                 -----------   --------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..........................       758,931   (129,458)   10,081,069   (35,944,250)
                                                 -----------   --------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...............       529,589     (6,902)    3,981,889     6,323,315
   Transfers between funds ...................     4,580,840    294,488    (3,610,824)  (11,681,276)
   Redemptions (note 3) ......................      (320,034)   (21,918)   (9,147,357)  (14,395,476)
   Annuity benefits ..........................           (10)        --       (21,920)      (31,717)
   Annual contract maintenance charges
      (note 2) ...............................          (799)       (27)      (68,176)      (86,087)
   Contingent deferred sales charges
      (note 2) ...............................        (1,485)        (5)     (101,947)     (173,137)
   Adjustments to maintain reserves ..........         1,164     11,306       (43,065)        3,171
                                                 -----------   --------   -----------   -----------
         Net equity transactions .............     4,789,265    276,942    (9,011,400)  (20,041,207)
                                                 -----------   --------   -----------   -----------

Net change in contract owners' equity ........     5,548,196    147,484     1,069,669   (55,985,457)
Contract owners' equity beginning
   of period .................................     3,546,444         --   117,905,006   216,049,739
                                                 -----------   --------   -----------   -----------
Contract owners' equity end of period ........   $ 9,094,640    147,484   118,974,675   160,064,282
                                                 ===========   ========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ...........................       466,308         --     7,243,408     9,331,555
                                                 -----------   --------   -----------   -----------
   Units purchased ...........................     2,245,203     17,430       724,877       301,461
   Units redeemed ............................    (1,651,393)    (1,153)   (1,301,379)   (1,243,197)
                                                 -----------   --------   -----------   -----------
   Ending units ..............................     1,060,118     16,277     6,666,906     8,389,819
                                                 ===========   ========   ===========   ===========

                                                          DryStkIx                DryStklxS
                                                 ---------------------------   --------------
                                                    2003           2002         2003     2002
                                                 -----------   -------------   -------   ----
Investment activity:
   Net investment income (loss) ..............       447,806        (866,489)    1,665    --
   Realized gain (loss) on investments .......   (72,948,712)     (8,031,248)    3,084    --
   Change in unrealized gain (loss)
      on investments .........................   144,450,298    (147,430,042)   12,549    --
   Reinvested capital gains ..................            --              --        --    --
                                                 -----------   -------------   -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..........................    71,949,392    (156,327,779)   17,298    --
                                                 -----------   -------------   -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...............    16,018,025      22,399,469   860,730    --
   Transfers between funds ...................   (26,574,720)    (39,894,048)   91,887    --
   Redemptions (note 3) ......................   (61,821,897)    (80,620,454)   (1,622)   --
   Annuity benefits ..........................      (106,794)       (250,880)       --    --
   Annual contract maintenance charges
      (note 2) ...............................      (252,312)       (299,379)       --    --
   Contingent deferred sales charges
      (note 2) ...............................      (499,666)       (836,339)       --    --
   Adjustments to maintain reserves ..........       (20,528)          6,129        (9)   --
                                                 -----------   -------------   -------   ---
         Net equity transactions .............   (73,257,892)    (99,495,502)  950,986    --
                                                 -----------   -------------   -------   ---

Net change in contract owners' equity ........    (1,308,500)   (255,823,281)  968,284    --
Contract owners' equity beginning
   of period .................................   741,972,235   1,184,420,372        --    --
                                                 -----------   -------------   -------   ---
Contract owners' equity end of period ........   740,663,735     928,597,091   968,284    --
                                                 ===========   =============   =======   ===

CHANGES IN UNITS:
   Beginning units ...........................    38,520,995      47,103,460        --    --
                                                 -----------   -------------   -------   ---
   Units purchased ...........................     7,089,016         962,220    87,142    --
   Units redeemed ............................   (10,946,395)     (5,176,975)   (4,132)   --
                                                 -----------   -------------   -------   ---
   Ending units ..............................    34,663,616      42,888,705    83,010    --
                                                 ===========   =============   =======   ===

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                        DryVIFApp             DryVIFAppS
                                                -------------------------   --------------
                                                   2003          2002        2003     2002
                                                -----------   -----------   -------   ----
Investment activity:
   Net investment income (loss) .............   $  (450,917)     (665,419)   (1,269)     --
   Realized gain (loss) on investments ......    (5,626,476)   (2,703,198)       20      --
   Change in unrealized gain (loss)
      on investments ........................    11,169,006    (5,996,659)   18,140      --
   Reinvested capital gains .................            --            --        --      --
                                                -----------   -----------   -------     ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     5,091,613    (9,365,276)   16,891      --
                                                -----------   -----------   -------     ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............     1,892,651     2,445,032   373,998      --
   Transfers between funds ..................    (1,521,996)     (854,030)  324,790      --
   Redemptions (note 3) .....................    (6,221,084)   (8,578,551)     (227)     --
   Annuity benefits .........................       (22,545)      (29,029)       --      --
   Annual contract maintenance charges
      (note 2) ..............................       (24,478)      (28,317)       --      --
   Contingent deferred sales charges
      (note 2) ..............................       (51,096)      (74,693)       --      --
   Adjustments to maintain reserves .........       (41,651)          327       (30)     --
                                                -----------   -----------   -------     ---
         Net equity transactions ............    (5,990,199)   (7,119,261)  698,531      --
                                                -----------   -----------   -------     ---

Net change in contract owners' equity .......      (898,586)  (16,484,537)  715,422      --
Contract owners' equity beginning
   of period ................................    73,553,647   104,121,519        --      --
                                                -----------   -----------   -------     ---
Contract owners' equity end of period .......   $72,655,061    87,636,982   715,422      --
                                                ===========   ===========   =======     ===

CHANGES IN UNITS:
   Beginning units ..........................     7,086,046     8,242,001        --      --
                                                -----------   -----------   -------     ---
   Units purchased ..........................     1,207,507       207,628    62,963      --
   Units redeemed ...........................    (1,797,833)     (800,998)      (22)     --
                                                -----------   -----------   -------     ---
   Ending units .............................     6,495,720     7,648,631    62,941      --
                                                ===========   ===========   =======     ===

                                                 DryVIFDevLdS           DryVIFGrInc
                                                --------------   ------------------------
                                                  2003    2002      2003         2002
                                                -------   ----   ----------   -----------
Investment activity:
   Net investment income (loss) .............      (242)     --    (119,938)     (325,042)
   Realized gain (loss) on investments ......         8      --  (4,130,276)      (81,196)
   Change in unrealized gain (loss)
      on investments ........................     8,465      --   8,224,803   (12,040,858)
   Reinvested capital gains .................        --      --          --            --
                                                -------     ---  ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     8,231      --   3,974,589   (12,447,096)
                                                -------     ---  ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............   134,536      --   1,427,581     1,643,546
   Transfers between funds ..................        --      --  (2,481,704)     (901,592)
   Redemptions (note 3) .....................        --      --  (4,047,366)   (5,500,979)
   Annuity benefits .........................        --                (179)         (252)
   Annual contract maintenance charges
      (note 2) ..............................        --      --     (18,079)      (23,034)
   Contingent deferred sales charges
      (note 2) ..............................        --      --     (42,232)      (58,456)
   Adjustments to maintain reserves .........       (16)     --    (223,054)       (1,738)
                                                -------     ---  ----------   -----------
         Net equity transactions ............   134,520      --  (5,385,033)   (4,842,505)
                                                -------     ---  ----------   -----------

Net change in contract owners' equity .......   142,751      --  (1,410,444)  (17,289,601)
Contract owners' equity beginning
   of period ................................        --      --  46,739,438    81,487,384
                                                -------     ---  ----------   -----------
Contract owners' equity end of period .......   142,751      --  45,328,994    64,197,783
                                                =======     ===  ==========   ===========

CHANGES IN UNITS:
   Beginning units ..........................        --      --   4,941,819     6,190,388
                                                -------     ---  ----------   -----------
   Units purchased ..........................    12,174      --     405,850       140,581
   Units redeemed ...........................        (1)     --    (990,948)     (390,258)
                                                -------     ---  ----------   -----------
   Ending units .............................    12,173      --   4,356,721     5,940,711
                                                =======     ===  ==========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                   FedAmLeadS      FedCapApS             FedQualBd            FedQualBdS
                                                --------------   --------------   ----------------------   ----------------
                                                  2003    2002     2003    2002      2003         2002        2003     2002
                                                -------   ----   -------   ----   ----------   ---------   ---------   ----
Investment activity:
   Net investment income (loss) .............   $   (42)     --      (53)     --   1,014,717      (3,095)       (926)     --
   Realized gain (loss) on investments ......        10      --      212      --     516,680       5,979        (454)     --
   Change in unrealized gain (loss)
      on investments ........................       139      --   (2,280)     --    (122,138)     (8,367)     (4,592)     --
   Reinvested capital gains .................        --      --       --      --          --          --          --      --
                                                -------     ---  -------     ---  ----------   ---------   ---------     ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................       107      --   (2,121)     --   1,409,259      (5,483)     (5,972)     --
                                                -------     ---  -------     ---  ----------   ---------   ---------     ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............    42,811      --  286,422      --   1,083,750      23,003   1,803,148      --
   Transfers between funds ..................       (42)     --   (5,307)     --  17,661,987   3,183,923     292,639      --
   Redemptions (note 3) .....................        --      --       --      --  (4,271,182)    (23,779)     (4,505)     --
   Annuity benefits .........................        --      --       --      --          --          --          --      --
   Annual contract maintenance charges
      (note 2) ..............................        --      --       --      --      (6,612)        (91)         --      --
   Contingent deferred sales charges
      (note 2) ..............................        --      --       --      --     (23,260)        (50)        (81)     --
   Adjustments to maintain reserves .........        (7)     --       --      --         (23)        (24)         (9)     --
                                                -------     ---  -------     ---  ----------   ---------   ---------     ---
         Net equity transactions ............    42,762      --  281,115      --  14,444,660   3,182,982   2,091,192      --
                                                -------     ---  -------     ---  ----------   ---------   ---------     ---

Net change in contract owners' equity .......    42,869      --  278,994      --  15,853,919   3,177,499   2,085,220      --
Contract owners' equity beginning
   of period ................................        --      --       --      --  27,343,161          --          --      --
                                                -------     ---  -------     ---  ----------   ---------   ---------     ---
Contract owners' equity end of period .......   $42,869      --  278,994      --  43,197,080   3,177,499   2,085,220      --
                                                =======     ===  =======     ===  ==========   =========   =========     ===

CHANGES IN UNITS:
   Beginning units ..........................        --      --       --      --   2,559,029          --          --      --
                                                -------     ---  -------     ---  ----------   ---------   ---------     ---
   Units purchased ..........................     3,747      --   26,021      --   3,136,999     316,996     202,235      --
   Units redeemed ...........................        (4)     --     (462)     --  (1,813,118)     (2,316)       (809)     --
                                                -------     ---  -------     ---  ----------   ---------   ---------     ---
   Ending units .............................     3,743      --   25,559      --   3,882,910     314,680     201,426      --
                                                =======     ===  =======     ===  ==========   =========   =========     ===

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                           FidVIPEI                  FidVIPEI2
                                                ------------------------------   ----------------
                                                     2003            2002          2003      2002
                                                --------------   -------------   ---------   ----
Investment activity:
   Net investment income (loss) .............   $   13,217,378      14,569,201      (2,038)    --
   Realized gain (loss) on investments ......      (25,631,692)     10,919,180           3     --
   Change in unrealized gain (loss)
      on investments ........................      107,676,729    (161,178,952)     18,314     --
   Reinvested capital gains .................               --      33,668,686          --     --
                                                --------------   -------------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................       95,262,415    (102,021,885)     16,279     --
                                                --------------   -------------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............       15,737,036      20,711,451   1,912,546     --
   Transfers between funds ..................        1,435,898      (4,572,031)     24,234     --
   Redemptions (note 3) .....................      (97,438,754)   (121,607,487)     (1,372)    --
   Annuity benefits .........................         (124,531)       (165,650)         --     --
   Annual contract maintenance charges
      (note 2) ..............................         (317,132)       (374,084)         --     --
   Contingent deferred sales charges
      (note 2) ..............................         (560,245)       (820,774)         --     --
   Adjustments to maintain reserves .........         (131,401)        (44,821)        (27)    --
                                                --------------   -------------   ---------    ---
         Net equity transactions ............      (81,399,129)   (106,873,396)  1,935,381     --
                                                --------------   -------------   ---------    ---

Net change in contract owners' equity .......       13,863,286    (208,895,281)  1,951,660     --
Contract owners' equity beginning
   of period ................................    1,061,783,553   1,587,351,468          --     --
                                                --------------   -------------   ---------    ---
Contract owners' equity end of period .......   $1,075,646,839   1,378,456,187   1,951,660     --
                                                ==============   =============   =========    ===

CHANGES IN UNITS:
   Beginning units ..........................       41,305,904      55,766,713          --     --
                                                --------------   -------------   ---------    ---
   Units purchased ..........................        3,610,271         707,025     167,279     --
   Units redeemed ...........................       (7,007,891)     (8,940,161)       (293)    --
                                                --------------   -------------   ---------    ---
   Ending units .............................       37,908,284      47,533,577     166,986     --
                                                ==============   =============   =========    ===

                                                          FidVIPGr                  FidVIPGr2
                                                -----------------------------   ----------------
                                                    2003            2002           2003     2002
                                                -------------   -------------   ---------   ----
Investment activity:
   Net investment income (loss) .............      (3,842,777)     (7,719,138)     (1,019)    --
   Realized gain (loss) on investments ......    (109,448,640)    (59,525,138)      3,801     --
   Change in unrealized gain (loss)
      on investments ........................     238,754,681    (303,154,792)     (4,344)    --
   Reinvested capital gains .................              --              --          --     --
                                                -------------   -------------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     125,463,264    (370,399,068)     (1,562)    --
                                                -------------   -------------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............      22,658,388      34,672,669   1,235,137     --
   Transfers between funds ..................     (27,485,121)    (74,922,750)     20,065     --
   Redemptions (note 3) .....................     (90,484,657)   (147,622,881)        (44)    --
   Annuity benefits .........................        (189,335)       (262,462)         --     --
   Annual contract maintenance charges
      (note 2) ..............................        (463,746)       (593,455)         --     --
   Contingent deferred sales charges
      (note 2) ..............................        (579,907)     (1,112,246)         --     --
   Adjustments to maintain reserves .........        (255,525)        (84,933)          2     --
                                                -------------   -------------   ---------    ---
         Net equity transactions ............     (96,799,903)   (189,926,058)  1,255,160     --
                                                -------------   -------------   ---------    ---

Net change in contract owners' equity .......      28,663,361    (560,325,126)  1,253,598     --
Contract owners' equity beginning
   of period ................................   1,072,241,575   1,996,966,659          --     --
                                                -------------   -------------   ---------    ---
Contract owners' equity end of period .......   1,100,904,936   1,436,641,533   1,253,598     --
                                                =============   =============   =========    ===

CHANGES IN UNITS:
   Beginning units ..........................      36,598,859      54,011,928          --     --
                                                -------------   -------------   ---------    ---
   Units purchased ..........................       4,744,746       1,003,968     113,017     --
   Units redeemed ...........................      (8,425,839)    (12,195,023)     (7,429)    --
                                                -------------   -------------   ---------    ---
   Ending units .............................      32,917,766      42,820,873     105,588     --
                                                =============   =============   =========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                                 FidVIPHI                     FidVIPOv
                                                        --------------------------   -------------------------
                                                            2003           2002          2003          2002
                                                        ------------   -----------   -----------   -----------
Investment activity:
   Net investment income (loss) .....................   $ 15,859,702    23,670,119       465,337       226,235
   Realized gain (loss) on investments ..............      3,496,821   (47,207,518)   (5,555,156)  (41,032,937)
   Change in unrealized gain (loss)
      on investments ................................     19,759,084    12,158,125    18,621,723    33,598,386
   Reinvested capital gains .........................             --            --            --            --
                                                        ------------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from operations ...     39,115,607   (11,379,274)   13,531,904    (7,208,316)
                                                        ------------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ......................      3,296,306     3,404,622          (341)    3,451,944
   Transfers between funds ..........................     39,633,217   (25,806,559)   (7,165,344)  (15,670,581)
   Redemptions (note 3) .............................    (27,026,201)  (25,312,481)  (13,716,710)  (25,157,068)
   Annuity benefits .................................        (29,044)      (32,226)      (20,080)      (34,273)
   Annual contract maintenance charges
      (note 2) ......................................        (62,576)      (56,218)      (62,679)      (85,806)
   Contingent deferred sales charges
      (note 2) ......................................       (120,971)     (201,135)      (70,605)     (149,855)
   Adjustments to maintain reserves .................         (1,724)         (763)     (252,912)     (105,211)
                                                        ------------   -----------   -----------   -----------
         Net equity transactions ....................     15,689,007   (48,004,760)  (21,288,671)  (37,750,850)
                                                        ------------   -----------   -----------   -----------

Net change in contract owners' equity ...............     54,804,614   (59,384,034)   (7,756,767)  (44,959,166)
Contract owners' equity beginning
   of period ........................................    232,133,023   263,631,345   167,924,648   291,219,719
                                                        ------------   -----------   -----------   -----------
Contract owners' equity end of period ...............   $286,937,637   204,247,311   160,167,881   246,260,553
                                                        ============   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ..................................     17,053,114    20,055,329    12,965,489    17,812,067
                                                        ------------   -----------   -----------   -----------
   Units purchased ..................................     12,840,513       262,694          (359)      213,103
   Units redeemed ...................................    (11,849,450)   (3,944,252)   (1,707,646)   (2,520,461)
                                                        ------------   -----------   -----------   -----------
   Ending units .....................................     18,044,177    16,373,771    11,257,484    15,504,709
                                                        ============   ===========   ===========   ===========

                                                               FidVIPOvR             FidVIPOvS2
                                                        ----------------------   -----------------
                                                           2003         2002        2003      2002
                                                        ----------   ---------   ----------   ----
Investment activity:
   Net investment income (loss) .....................       38,725     (11,339)      (2,536)    --
   Realized gain (loss) on investments ..............     (596,017)    (16,283)     256,211     --
   Change in unrealized gain (loss)
      on investments ................................    2,747,005    (344,738)        (121)    --
   Reinvested capital gains .........................           --          --           --     --
                                                        ----------   ---------   ----------    ---
      Net increase (decrease) in contract
         owners' equity resulting from operations ...    2,189,713    (372,360)     253,554     --
                                                        ----------   ---------   ----------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ......................    3,524,439   1,580,520      215,450     --
   Transfers between funds ..........................    2,893,663   8,318,005      187,002     --
   Redemptions (note 3) .............................   (1,829,407)   (259,564)          --     --
   Annuity benefits .................................           --          --           --     --
   Annual contract maintenance charges
      (note 2) ......................................       (5,200)       (289)          --     --
   Contingent deferred sales charges
      (note 2) ......................................      (11,831)     (1,810)          --     --
   Adjustments to maintain reserves .................      165,410     121,728           20     --
                                                        ----------   ---------   ----------    ---
         Net equity transactions ....................    4,737,074   9,758,590      402,472     --
                                                        ----------   ---------   ----------    ---

Net change in contract owners' equity ...............    6,926,787   9,386,230      656,026     --
Contract owners' equity beginning
   of period ........................................   15,399,653          --           --     --
                                                        ----------   ---------   ----------    ---
Contract owners' equity end of period ...............   22,326,440   9,386,230      656,026     --
                                                        ==========   =========   ==========    ===

CHANGES IN UNITS:
   Beginning units ..................................    1,991,220          --           --     --
                                                        ----------   ---------   ----------    ---
   Units purchased ..................................    1,381,909   1,011,411    2,215,376     --
   Units redeemed ...................................     (737,879)    (25,200)  (2,158,221)    --
                                                        ----------   ---------   ----------    ---
   Ending units .....................................    2,635,250     986,211       57,155     --
                                                        ==========   =========   ==========    ===

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                         FidVIPAM                   FidVIPCon
                                               ---------------------------   -------------------------
                                                   2003           2002           2003          2002
                                               ------------   ------------   -----------   -----------
Investment activity:
   Net investment income (loss) ............   $ 13,362,316     18,128,189    (1,044,914)    1,137,588
   Realized gain (loss) on investments .....     (9,349,488)    (4,200,402)  (13,267,439)      504,559
   Change in unrealized gain (loss)
      on investments .......................     34,551,273    (65,370,196)   67,003,344   (13,269,579)
   Reinvested capital gains ................             --             --            --            --
                                               ------------   ------------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting
         from operations ...................     38,564,101    (51,442,409)   52,690,991   (11,627,432)
                                               ------------   ------------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............      6,296,904      8,691,392    11,620,299    14,660,657
   Transfers between funds .................     (3,877,954)   (10,159,501)   (5,142,908)   (8,622,286)
   Redemptions (note 3) ....................    (41,257,750)   (53,045,050)  (56,839,419)  (59,160,389)
   Annuity benefits ........................        (56,314)       (65,045)      (60,763)      (72,205)
   Annual contract maintenance charges
      (note 2) .............................       (164,287)      (187,256)     (201,301)     (219,072)
   Contingent deferred sales charges
      (note 2) .............................       (186,476)      (287,818)     (418,373)     (620,526)
   Adjustments to maintain reserves ........          3,966        (28,719)        6,759        (6,675)
                                               ------------   ------------   -----------   -----------
         Net equity transactions ...........    (39,241,911)   (55,081,997)  (51,035,706)  (54,040,496)
                                               ------------   ------------   -----------   -----------

Net change in contract owners' equity ......       (677,810)  (106,524,406)    1,655,285   (65,667,928)
Contract owners' equity beginning
   of period ...............................    441,149,725    610,483,160   651,881,279   876,424,084
                                               ------------   ------------   -----------   -----------
Contract owners' equity end of period ......   $440,471,915    503,958,754   653,536,564   810,756,156
                                               ============   ============   ===========   ===========

CHANGES IN UNITS:
   Beginning units .........................     21,172,985     26,640,365    35,826,301    43,074,426
                                               ------------   ------------   -----------   -----------
   Units purchased .........................        673,445        414,807     3,242,490       729,821
   Units redeemed ..........................     (2,631,019)    (3,016,511)   (6,075,890)   (3,374,284)
                                               ------------   ------------   -----------   -----------
   Ending units ............................     19,215,411     24,038,661    32,992,901    40,429,963
                                               ============   ============   ===========   ===========

                                                   FidVIPCon2        FidVIPIGBdS
                                                ----------------   --------------
                                                  2003      2002     2003    2002
                                                ---------   ----   -------   ----
Investment activity:
   Net investment income (loss) ............       (2,910)    --      (514)    --
   Realized gain (loss) on investments .....          318     --     2,059     --
   Change in unrealized gain (loss)
      on investments .......................       56,031     --      (794)    --
   Reinvested capital gains ................           --     --        --     --
                                                ---------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting
         from operations ...................       53,439     --       751     --
                                                ---------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............    2,166,978     --     1,667     --
   Transfers between funds .................       42,727     --   386,795     --
   Redemptions (note 3) ....................       (8,059)    --        --     --
   Annuity benefits ........................           --     --        --     --
   Annual contract maintenance charges
      (note 2) .............................           --     --        (9)    --
   Contingent deferred sales charges
      (note 2) .............................           --     --        --     --
   Adjustments to maintain reserves ........            4     --        (4)    --
                                                ---------    ---   -------    ---
         Net equity transactions ...........    2,201,650     --   388,449     --
                                                ---------    ---   -------    ---

Net change in contract owners' equity ......    2,255,089     --   389,200     --
Contract owners' equity beginning
   of period ...............................           --     --        --     --
                                                ---------    ---   -------    ---
Contract owners' equity end of period ......    2,255,089     --   389,200     --
                                                =========    ===   =======    ===

CHANGES IN UNITS:
   Beginning units .........................           --     --        --     --
                                                ---------    ---   -------    ---
   Units purchased .........................      198,754     --    63,701     --
   Units redeemed ..........................         (939)    --   (25,329)    --
                                                ---------    ---   -------    ---
   Ending units ............................      197,815     --    38,372     --
                                                =========    ===   =======    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                  FidVIPIGBd2             FidVIPGrOp
                                               -----------------   ------------------------
                                                  2003      2002      2003         2002
                                               ----------   ----   ----------   -----------
Investment activity:
   Net investment income (loss) ............   $   (4,626)    --       69,865       211,280
   Realized gain (loss) on investments .....       14,598     --   (7,724,647)   (4,089,372)
   Change in unrealized gain (loss)
      on investments .......................        4,633     --   12,537,455    (5,278,101)
   Reinvested capital gains ................           --     --           --            --
                                               ----------    ---   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting
         from operations ...................       14,605     --    4,882,673    (9,156,193)
                                               ----------    ---   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............    2,177,151     --    1,459,145     1,896,437
   Transfers between funds .................     (451,588)    --     (994,392)   (3,914,040)
   Redemptions (note 3) ....................       (6,737)    --   (4,236,154)   (4,574,157)
   Annuity benefits ........................           --     --       (6,933)       (5,409)
   Annual contract maintenance charges
      (note 2) .............................           --     --      (19,169)      (22,664)
   Contingent deferred sales charges
      (note 2) .............................           --     --      (41,898)      (50,579)
   Adjustments to maintain reserves ........      219,979     --       (7,986)       (2,543)
                                               ----------    ---   ----------   -----------
         Net equity transactions ...........    1,938,805     --   (3,847,387)   (6,672,955)
                                               ----------    ---   ----------   -----------

Net change in contract owners' equity ......    1,953,410     --    1,035,286   (15,829,148)
Contract owners' equity beginning
   of period ...............................           --     --   44,412,497    70,334,048
                                               ----------    ---   ----------   -----------
Contract owners' equity end of period ......   $1,953,410     --   45,447,783    54,504,900
                                               ==========    ===   ==========   ===========
CHANGES IN UNITS:
   Beginning units .........................           --     --    6,029,031     7,361,823
                                               ----------    ---   ----------   -----------
   Units purchased .........................      255,648     --    1,210,103       213,776
   Units redeemed ..........................      (66,452)    --   (1,741,561)     (956,833)
                                               ----------    ---   ----------   -----------
   Ending units ............................      189,196     --    5,497,573     6,618,766
                                               ==========    ===   ==========   ===========

                                                 FidVIPMCap2           FidVIPVaIS
                                               ----------------   --------------------
                                                 2003      2002      2003       2002
                                               ---------   ----   ----------   -------
Investment activity:
   Net investment income (loss) ............      (2,413)    --      (26,368)     (391)
   Realized gain (loss) on investments .....      55,999     --      273,206   (21,595)
   Change in unrealized gain (loss)
      on investments .......................      (9,904)    --      538,729   (22,062)
   Reinvested capital gains ................          --     --           --        --
                                               ---------    ---   ----------   -------
      Net increase (decrease) in contract
         owners' equity resulting
         from operations ...................      43,682     --      785,567   (44,048)
                                               ---------    ---   ----------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............     817,415     --      138,672     4,747
   Transfers between funds .................     (13,967)    --   10,026,201   272,529
   Redemptions (note 3) ....................        (121)    --     (260,500)     (366)
   Annuity benefits ........................          --     --           --        --
   Annual contract maintenance charges
      (note 2) .............................          --     --         (470)      (13)
   Contingent deferred sales charges
      (note 2) .............................          --     --       (1,659)       --
   Adjustments to maintain reserves ........          (9)    --          (14)      (31)
                                               ---------    ---   ----------   -------
         Net equity transactions ...........     803,318     --    9,902,230   276,866
                                               ---------    ---   ----------   -------

Net change in contract owners' equity ......     847,000     --   10,687,797   232,818
Contract owners' equity beginning
   of period ...............................          --     --    1,524,353        --
                                               ---------    ---   ----------   -------
Contract owners' equity end of period ......     847,000     --   12,212,150   232,818
                                               =========    ===   ==========   =======
CHANGES IN UNITS:
   Beginning units .........................          --     --      204,843        --
                                               ---------    ---   ----------   -------
   Units purchased .........................   1,062,560     --    2,830,000    26,599
   Units redeemed ..........................    (987,688)    --   (1,675,141)      (35)
                                               ---------    ---   ----------   -------
   Ending units ............................      74,872     --    1,359,702    26,564
                                               =========    ===   ==========   =======

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                       FidVIPVaIS2       FrVIPRisDiv2      FrVIPSmCapV2      FrVIPForSec2
                                                     ---------------   ----------------   --------------   ---------------
                                                        2003    2002     2003      2002     2003    2002     2003     2002
                                                     --------   ----   ---------   ----   -------   ----   --------   ----
Investment activity:
   Net investment income (loss) ..................   $   (343)    --       9,984     --       220     --      5,409     --
   Realized gain (loss) on investments ...........        564     --          35     --         8     --     83,599     --
   Change in unrealized gain (loss)
      on investments .............................     14,140     --     (23,199)    --    27,625     --    (12,609)    --
   Reinvested capital gains ......................         --     --      39,627     --        --     --         --     --
                                                     --------    ---   ---------    ---   -------    ---   --------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     14,361     --      26,447     --    27,853     --     76,399     --
                                                     --------    ---   ---------    ---   -------    ---   --------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................    137,090     --   1,524,953     --   566,956     --    432,339     --
   Transfers between funds .......................     57,136     --     333,091     --   142,400     --      7,623     --
   Redemptions (note 3) ..........................         --     --        (838)    --      (138)    --       (114)    --
   Annuity benefits ..............................         --     --          --     --        --     --         --     --
   Annual contract maintenance charges
      (note 2) ...................................         --     --          --     --        --     --         --     --
   Contingent deferred sales charges
      (note 2) ...................................         --     --          --     --        --     --         --     --
   Adjustments to maintain reserves ..............         (6)    --         (60)    --        (1)    --        (27)    --
                                                     --------    ---   ---------    ---   -------    ---   --------    ---
         Net equity transactions .................    194,220     --   1,857,146     --   709,217     --    439,821     --
                                                     --------    ---   ---------    ---   -------    ---   --------    ---

Net change in contract owners' equity ............    208,581     --   1,883,593     --   737,070     --    516,220     --
Contract owners' equity beginning
   of period .....................................         --     --          --     --        --     --         --     --
                                                     --------    ---   ---------    ---   -------    ---   --------    ---
Contract owners' equity end of period ............   $208,581     --   1,883,593     --   737,070     --    516,220     --
                                                     ========    ===   =========    ===   =======    ===   ========    ===

CHANGES IN UNITS:
   Beginning units ...............................         --     --          --     --        --     --         --     --
                                                     --------    ---   ---------    ---   -------    ---   --------    ---
   Units purchased ...............................     16,655     --     166,723     --    61,807     --    956,113     --
   Units redeemed ................................       (159)    --        (105)    --       (12)    --   (910,002)    --
                                                     --------    ---   ---------    ---   -------    ---   --------    ---
   Ending units ..................................     16,496     --     166,618     --    61,795     --     46,111     --
                                                     ========    ===   =========    ===   =======    ===   ========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                        GVITCVal2        GVITIntVal2       GVITIntVal3         GVITDMidCapI
                                                     ---------------   --------------   ---------------   -----------------------
                                                       2003     2002     2003    2002     2003     2002      2003         2002
                                                     --------   ----   -------   ----   --------   ----   ----------   ----------
Investment activity:
   Net investment income (loss) ..................   $    386     --        (7)    --       (858)    --     (245,352)    (415,093)
   Realized gain (loss) on investments ...........         30     --       920     --     74,581     --   (4,449,397)    (280,938)
   Change in unrealized gain (loss)
      on investments .............................     (2,336)    --        (9)    --        262     --   10,200,299   (4,713,768)
   Reinvested capital gains ......................         --     --        --     --         --     --           --      294,440
                                                     --------    ---   -------    ---   --------    ---   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     (1,920)    --       904     --     73,985     --    5,505,550   (5,115,359)
                                                     --------    ---   -------    ---   --------    ---   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................    202,684     --     5,245     --         --     --    2,110,478    1,924,737
   Transfers between funds .......................     23,996     --      (910)    --    330,861     --      967,853   33,409,430
   Redemptions (note 3) ..........................        (74)    --        --     --         --     --   (6,376,636)  (8,005,174)
   Annuity benefits ..............................         --     --        --     --         --     --           --           --
   Annual contract maintenance charges
      (note 2) ...................................         --     --        --     --         --     --      (14,380)     (14,089)
   Contingent deferred sales charges
      (note 2) ...................................         --     --        --     --         --     --      (35,742)     (52,434)
   Adjustments to maintain reserves ..............         (7)    --         2     --          1     --           37       (3,171)
                                                     --------    ---   -------    ---   --------    ---   ----------   ----------
         Net equity transactions .................    226,599     --     4,337     --    330,862     --   (3,348,390)  27,259,299
                                                     --------    ---   -------    ---   --------    ---   ----------   ----------

Net change in contract owners' equity ............    224,679     --     5,241     --    404,847     --    2,157,160   22,143,940
Contract owners' equity beginning
   of period .....................................         --     --        --     --         --     --   58,152,027   61,955,222
                                                     --------    ---   -------    ---   --------    ---   ----------   ----------
Contract owners' equity end of period ............   $224,679     --     5,241     --    404,847     --   60,309,187   84,099,162
                                                     ========    ===   =======    ===   ========    ===   ==========   ==========

CHANGES IN UNITS:
   Beginning units ...............................         --     --        --     --         --     --    6,856,576    6,105,234
                                                     --------    ---   -------    ---   --------    ---   ----------   ----------
   Units purchased ...............................     18,996     --    11,335     --    714,158     --    3,412,548    3,031,013
   Units redeemed ................................         (7)    --   (10,853)    --   (676,842)    --   (3,887,831)    (472,568)
                                                     --------    ---   -------    ---   --------    ---   ----------   ----------
   Ending units ..................................     18,989     --       482     --     37,316     --    6,381,293    8,663,679
                                                     ========    ===   =======    ===   ========    ===   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS'  EQUITY,Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                    GVITEmMrkts           GVITEmMrkts2          GVITEmMrkts3           GVITFHiInc
                                              -----------------------   -----------------   ---------------------   ----------------
                                                 2003         2002         2003      2002      2003        2002        2003     2002
                                              ----------   ----------   ----------   ----   ---------   ---------   ---------   ----
Investment activity:
   Net investment income (loss) ...........   $   (6,022)     (41,110)      (2,117)    --      (5,718)       (663)     44,249    --
   Realized gain (loss) on investments ....     (219,377)     638,059      364,865     --     (61,314)    (22,212)     42,734    --
   Change in unrealized gain (loss)
      on investments ......................      407,254   (1,358,683)         252     --     382,670    (193,880)    (21,777)   --
   Reinvested capital gains ...............           --           --           --     --          --          --          --    --
                                              ----------   ----------   ----------    ---   ---------   ---------   ---------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................      181,855     (761,734)     363,000     --     315,638    (216,755)     65,206    --
                                              ----------   ----------   ----------    ---   ---------   ---------   ---------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ............           74       82,529      167,674     --     108,941      92,632     915,931    --
   Transfers between funds ................     (428,931)   2,109,927     (359,488)    --     635,798   1,941,620   1,814,211    --
   Redemptions (note 3) ...................     (220,012)    (558,008)          --     --    (128,737)    (76,393)     (8,876)   --
   Annuity benefits .......................           --           --           --     --          --          --          --    --
   Annual contract maintenance charges
      (note 2) ............................         (702)      (1,351)          --     --        (851)       (101)         --    --
   Contingent deferred sales charges
      (note 2) ............................         (796)      (4,945)          --     --      (1,005)       (336)         --    --
   Adjustments to maintain reserves .......          358          497           (8)    --          10        (343)         (1)   --
                                              ----------   ----------   ----------    ---   ---------   ---------   ---------   ---
         Net equity transactions ..........     (650,009)   1,628,649     (191,822)    --     614,156   1,957,079   2,721,265    --
                                              ----------   ----------   ----------    ---   ---------   ---------   ---------   ---

Net change in contract owners' equity .....     (468,154)     866,915      171,178     --     929,794   1,740,324   2,786,471    --
Contract owners' equity beginning
   of period ..............................    1,788,282    5,343,630           --     --   1,523,661          --          --    --
                                              ----------   ----------   ----------    ---   ---------   ---------   ---------   ---
Contract owners' equity end of period .....   $1,320,128    6,210,545      171,178     --   2,453,455   1,740,324   2,786,471    --
                                              ==========   ==========   ==========    ===   =========   =========   =========   ===

CHANGES IN UNITS:
   Beginning units ........................      263,209      657,996           --     --     203,046          --          --    --
                                              ----------   ----------   ----------    ---   ---------   ---------   ---------   ---
   Units purchased ........................          282      158,073    3,293,714     --     152,304     207,499     611,212    --
   Units redeemed .........................      (95,126)     (26,661)  (3,279,269)    --     (71,580)     (7,248)   (361,365)   --
                                              ----------   ----------   ----------    ---   ---------   ---------   ---------   ---
   Ending units ...........................      168,365      789,408       14,445     --     283,770     200,251     249,847    --
                                              ==========   ==========   ==========    ===   =========   =========   =========   ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                   GVITGlFin2         GVITGlFin3        GVITGlHlth2        GVITGlHlth3
                                                ---------------   ------------------   -------------   ------------------
                                                  2003     2002      2003      2002     2003    2002      2003      2002
                                                --------   ----   ---------   ------   ------   ----   ---------   ------
Investment activity:
   Net investment income (loss) .............   $   (141)    --      (6,882)     (53)     (94)    --     (17,094)     (55)
   Realized gain (loss) on investments ......      4,674     --     (17,476)      (1)     417     --      14,323   (1,876)
   Change in unrealized gain (loss)
      on investments ........................     (1,058)    --      99,910   (1,748)   3,650     --     756,218   (1,022)
   Reinvested capital gains .................         --     --          --       --       --     --          --       --
                                                --------    ---   ---------   ------   ------    ---   ---------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................      3,475     --      75,552   (1,802)   3,973     --     753,447   (2,953)
                                                --------    ---   ---------   ------   ------    ---   ---------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............     32,105     --      32,838       53   86,089     --     160,184      108
   Transfers between funds ..................     47,842     --     413,487   34,583      222     --   3,277,454   28,156
   Redemptions (note 3) .....................         --     --    (120,207)      --      (96)    --    (285,240)    (312)
   Annuity benefits .........................         --     --          --       --       --     --          --       --
   Annual contract maintenance charges
      (note 2) ..............................         --     --        (252)      --       --     --        (698)      --
   Contingent deferred sales charges
      (note 2) ..............................         --     --        (797)      --       --     --      (2,076)      --
   Adjustments to maintain reserves .........         (9)    --         (96)     (15)      70     --         (89)      (7)
                                                --------    ---   ---------   ------   ------    ---   ---------   ------
         Net equity transactions ............     79,938     --     324,973   34,621   86,285     --   3,149,535   27,945
                                                --------    ---   ---------   ------   ------    ---   ---------   ------

Net change in contract owners' equity .......     83,413     --     400,525   32,819   90,258     --   3,902,982   24,992
Contract owners' equity beginning
   of period ................................         --     --     919,991       --       --     --   1,418,210       --
                                                --------    ---   ---------   ------   ------    ---   ---------   ------
Contract owners' equity end of period .......   $ 83,413     --   1,320,516   32,819   90,258     --   5,321,192   24,992
                                                ========    ===   =========   ======   ======    ===   =========   ======

CHANGES IN UNITS:
   Beginning units ..........................         --     --     107,155       --       --     --     171,383       --
                                                --------    ---   ---------   ------   ------    ---   ---------   ------
   Units purchased ..........................     31,773     --     137,168    3,445    7,002     --     453,132    2,845
   Units redeemed ...........................    (24,559)    --    (108,052)      --      (13)    --    (112,166)     (31)
                                                --------    ---   ---------   ------   ------    ---   ---------   ------
   Ending units .............................      7,214     --     136,271    3,445    6,989     --     512,349    2,814
                                                ========    ===   =========   ======   ======    ===   =========   ======

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                      GVITGlTech            GVITGlTech2        GVITGlTech3         GVITGlUtl2
                                                -----------------------   --------------   -------------------   --------------
                                                   2003         2002        2003    2002      2003       2002      2003    2002
                                                ----------   ----------   -------   ----   ---------   -------   -------   ----
Investment activity:
   Net investment income (loss) .............   $   (8,045)      (2,475)     (182)    --     (17,786)      917      (666)    --
   Realized gain (loss) on investments ......     (352,157)    (800,623)       19     --     (55,464)   (8,093)      864     --
   Change in unrealized gain (loss)
      on investments ........................      666,811     (565,535)    6,070     --     591,583   (22,881)   21,229     --
   Reinvested capital gains .................           --           --        --     --          --        --        --     --
                                                ----------   ----------   -------    ---   ---------   -------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................      306,609   (1,368,633)    5,907     --     518,333   (30,057)   21,427     --
                                                ----------   ----------   -------    ---   ---------   -------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............        4,119       81,975    75,285     --     120,717    24,262   204,404     --
   Transfers between funds ..................     (159,413)   1,257,353    49,074     --   2,021,831   183,446    48,436     --
   Redemptions (note 3) .....................     (710,486)    (243,041)      (92)    --    (173,943)   (6,357)  (13,042)    --
   Annuity benefits .........................           --           --        --     --          --        --        --     --
   Annual contract maintenance charges
      (note 2) ..............................         (637)      (1,158)       --     --        (559)      (11)       --     --
   Contingent deferred sales charges
      (note 2) ..............................       (1,232)      (2,298)       --     --        (961)      (42)       --     --
   Adjustments to maintain reserves .........         (115)       7,237         4     --         (58)     (456)       (1)    --
                                                ----------   ----------   -------    ---   ---------   -------   -------    ---
         Net equity transactions ............     (867,764)   1,100,068   124,271     --   1,967,027   200,842   239,797     --
                                                ----------   ----------   -------    ---   ---------   -------   -------    ---

Net change in contract owners' equity .......     (561,155)    (268,565)  130,178     --   2,485,360   170,785   261,224     --
Contract owners' equity beginning
   of period ................................    1,708,163    2,707,605        --     --   2,125,940        --        --     --
                                                ----------   ----------   -------    ---   ---------   -------   -------    ---
Contract owners' equity end of period .......   $1,147,008    2,439,040   130,178     --   4,611,300   170,785   261,224     --
                                                ==========   ==========   =======    ===   =========   =======   =======    ===


CHANGES IN UNITS:
   Beginning units ..........................      892,288      798,837        --     --     298,373        --        --     --
                                                ----------   ----------   -------    ---   ---------   -------   -------    ---
   Units purchased ..........................         (535)     307,068    10,417     --     504,560    20,729    24,522     --
   Units redeemed ...........................     (412,949)     (40,884)      (17)    --    (284,768)     (598)   (1,208)    --
                                                ----------   ----------   -------    ---   ---------   -------   -------    ---
   Ending units .............................      478,804    1,065,021    10,400     --     518,165    20,131    23,314     --
                                                ==========   ==========   =======    ===   =========   =======   =======    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                    GVITGlUtl3               GVITGvtBd
                                                ------------------   -------------------------
                                                  2003       2002        2003          2002
                                                --------   -------   -----------   -----------
Investment activity:
   Net investment income (loss) .............   $ (4,009)      499     6,395,785     6,108,464
   Realized gain (loss) on investments ......      9,454    (6,580)    5,499,425     5,446,785
   Change in unrealized gain (loss)
      on investments ........................     47,815    (6,822)     (329,806)      766,469
   Reinvested capital gains .................         --        --       655,432       379,615
                                                --------   -------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     53,260   (12,903)   12,220,836    12,701,333
                                                --------   -------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............     22,349       569    12,656,521     6,907,801
   Transfers between funds ..................    435,856   109,011    (6,226,230)   42,924,208
   Redemptions (note 3) .....................    (87,089)   (1,308)  (61,245,458)  (38,961,466)
   Annuity benefits .........................         --        --       (65,470)      (45,490)
   Annual contract maintenance charges
      (note 2) ..............................       (185)       --      (118,291)      (83,109)
   Contingent deferred sales charges
      (note 2) ..............................       (218)       --      (306,337)     (230,573)
   Adjustments to maintain reserves .........        (22)      (16)      (67,619)       (4,870)
                                                --------   -------   -----------   -----------
         Net equity transactions ............    370,691   108,256   (55,372,884)   10,506,501
                                                --------   -------   -----------   -----------

Net change in contract owners' equity .......    423,951    95,353   (43,152,048)   23,207,834
Contract owners' equity beginning
   of period ................................    538,730        --   517,645,037   381,002,282
                                                --------   -------   -----------   -----------
Contract owners' equity end of period .......   $962,681    95,353   474,492,989   404,210,116
                                                ========   =======   ===========   ===========

CHANGES IN UNITS:
   Beginning units ..........................     62,563        --    21,446,849    17,001,417
                                                --------   -------   -----------   -----------
   Units purchased ..........................    132,490    10,367     5,517,788       888,729
   Units redeemed ...........................    (93,639)     (121)   (7,977,557)     (271,036)
                                                --------   -------   -----------   -----------
   Ending units .............................    101,414    10,246    18,987,080    17,619,110
                                                ========   =======   ===========   ===========

                                                       GVITGrowth                GVITIDAgg
                                                -------------------------   -------------------
                                                    2003          2002        2003       2002
                                                -----------   -----------   ---------   -------
Investment activity:
   Net investment income (loss) .............      (545,096)     (881,301)        689       626
   Realized gain (loss) on investments ......   (16,078,231)  (37,867,330)    (62,863)    4,340
   Change in unrealized gain (loss)
      on investments ........................    27,743,057    14,115,959     307,599   (36,013)
   Reinvested capital gains .................            --            --          --        94
                                                -----------   -----------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    11,119,730   (24,632,672)    245,425   (30,953)
                                                -----------   -----------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............     2,765,844     4,139,826     545,914   103,273
   Transfers between funds ..................    (2,172,098)   (8,649,186)  1,464,171   566,593
   Redemptions (note 3) .....................    (6,756,760)  (10,224,850)   (366,048)  (39,997)
   Annuity benefits .........................       (22,329)      (33,376)         --        --
   Annual contract maintenance charges
      (note 2) ..............................       (55,255)      (67,496)     (1,009)     (155)
   Contingent deferred sales charges
      (note 2) ..............................       (61,018)     (115,436)     (1,585)     (271)
   Adjustments to maintain reserves .........         1,994       (23,451)        (36)        6
                                                -----------   -----------   ---------   -------
         Net equity transactions ............    (6,299,622)  (14,973,969)  1,641,407   629,449
                                                -----------   -----------   ---------   -------

Net change in contract owners' equity .......     4,820,108   (39,606,641)  1,886,832   598,496
Contract owners' equity beginning
   of period ................................    81,594,760   149,052,023   1,828,268        --
                                                -----------   -----------   ---------   -------
Contract owners' equity end of period .......    86,414,868   109,445,382   3,715,100   598,496
                                                ===========   ===========   =========   =======

CHANGES IN UNITS:
   Beginning units ..........................     7,527,420     9,697,123     222,189        --
                                                -----------   -----------   ---------   -------
   Units purchased ..........................     1,688,377       295,340     286,364    66,949
   Units redeemed ...........................    (2,253,058)   (1,346,496)   (108,671)   (3,571)
                                                -----------   -----------   ---------   -------
   Ending units .............................     6,962,739     8,645,967     399,882    63,378
                                                ===========   ===========   =========   =======

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                    GVITIDCon                GVITIDMod
                                             -----------------------   ----------------------
                                                 2003         2002        2003        2002
                                             -----------   ---------   ----------   ---------
Investment activity:
   Net investment income (loss) ..........   $    74,509       5,172       62,399       9,036
   Realized gain (loss) on investments ...       195,595      (1,160)    (209,810)      7,183
   Change in unrealized gain (loss)
      on investments .....................       285,093     (16,300)   1,789,452    (164,080)
   Reinvested capital gains ..............            --          12           --          13
                                             -----------   ---------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       555,197     (12,276)   1,642,041    (147,848)
                                             -----------   ---------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     1,776,214      72,814    5,203,407     118,901
   Transfers between funds ...............    (2,129,982)  1,521,731    6,352,406   3,992,206
   Redemptions (note 3) ..................    (1,874,840)    (24,048)  (1,633,560)   (110,122)
   Annuity benefits ......................            --          --           --          --
   Annual contract maintenance charges
      (note 2) ...........................        (2,040)        (84)      (4,061)       (264)
   Contingent deferred sales charges
      (note 2) ...........................        (4,587)         --       (9,572)       (496)
   Adjustments to maintain reserves ......       114,085         (73)         (23)        (10)
                                             -----------   ---------   ----------   ---------
         Net equity transactions .........    (2,121,150)  1,570,340    9,908,597   4,000,215
                                             -----------   ---------   ----------   ---------

Net change in contract owners' equity ....    (1,565,953)  1,558,064   11,550,638   3,852,367
Contract owners' equity beginning
   of period .............................    14,443,651          --   19,115,308          --
                                             -----------   ---------   ----------   ---------
Contract owners' equity end of period ....   $12,877,698   1,558,064   30,665,946   3,852,367
                                             ===========   =========   ==========   =========

CHANGES IN UNITS:
   Beginning units .......................     1,455,743          --    2,118,040          --
                                             -----------   ---------   ----------   ---------
   Units purchased .......................       983,627     158,905    1,817,303     410,108
   Units redeemed ........................    (1,185,152)     (2,326)    (813,735)    (10,427)
                                             -----------   ---------   ----------   ---------
   Ending units ..........................     1,254,218     156,579    3,121,608     399,681
                                             ===========   =========   ==========   =========

                                                  GVITIDModAgg             GVITIDModCon
                                             ----------------------   ----------------------
                                                2003         2002        2003         2002
                                             ----------   ---------   ----------   ---------
Investment activity:
   Net investment income (loss) ..........       14,590       8,229       53,287       5,644
   Realized gain (loss) on investments ...     (226,926)     13,786        5,186       3,951
   Change in unrealized gain (loss)
      on investments .....................    1,325,665    (293,391)     575,315     (49,229)
   Reinvested capital gains ..............           --         213           --          12
                                             ----------   ---------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    1,113,329    (271,163)     633,788     (39,622)
                                             ----------   ---------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    4,175,257     110,332    2,920,365      23,697
   Transfers between funds ...............    4,066,387   4,789,275    4,363,154   1,822,493
   Redemptions (note 3) ..................     (690,446)   (102,912)  (1,649,388)    (23,837)
   Annuity benefits ......................           --          --         (474)         --
   Annual contract maintenance charges
      (note 2) ...........................       (3,064)       (126)      (1,801)       (154)
   Contingent deferred sales charges
      (note 2) ...........................       (3,967)     (1,189)      (3,754)         --
   Adjustments to maintain reserves ......            8         (28)         (65)        (17)
                                             ----------   ---------   ----------   ---------
         Net equity transactions .........    7,544,175   4,795,352    5,628,037   1,822,182
                                             ----------   ---------   ----------   ---------

Net change in contract owners' equity ....    8,657,504   4,524,189    6,261,825   1,782,560
Contract owners' equity beginning
   of period .............................    8,735,441          --    7,906,829          --
                                             ----------   ---------   ----------   ---------
Contract owners' equity end of period ....   17,392,945   4,524,189   14,168,654   1,782,560
                                             ==========   =========   ==========   =========

CHANGES IN UNITS:
   Beginning units .......................    1,018,177          --      830,335          --
                                             ----------   ---------   ----------   ---------
   Units purchased .......................      980,943     483,920      942,786     184,097
   Units redeemed ........................     (208,794)     (9,755)    (373,751)     (2,317)
                                             ----------   ---------   ----------   ---------
   Ending units ..........................    1,790,326     474,165    1,399,370     181,780
                                             ==========   =========   ==========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                 GVITIntGro           GVITIntGro3
                                             ------------------   -------------------
                                               2003       2002       2003       2002
                                             --------   -------   ---------   -------
Investment activity:
   Net investment income (loss) ..........   $   (787)   (1,998)     (6,050)      (74)
   Realized gain (loss) on investments ...    (10,153)   (2,483)    (35,359)     (792)
   Change in unrealized gain (loss)
      on investments .....................     14,576   (12,544)    119,058     1,659
   Reinvested capital gains ..............         --        --          --        --
                                             --------   -------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      3,636   (17,025)     77,649       793
                                             --------   -------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........         --    23,111      34,982     4,983
   Transfers between funds ...............     (4,809)  (25,579)    495,047   156,554
   Redemptions (note 3) ..................    (24,593)   (1,366)    (67,177)      (39)
   Annuity benefits ......................         --        --          --        --
   Annual contract maintenance charges
      (note 2) ...........................        (97)      (85)       (141)       --
   Contingent deferred sales charges
      (note 2) ...........................       (285)      (24)       (564)       --
   Adjustments to maintain reserves ......       (496)       66         682       (19)
                                             --------   -------   ---------   -------
         Net equity transactions .........    (30,280)   (3,877)    462,829   161,479
                                             --------   -------   ---------   -------

Net change in contract owners' equity ....    (26,644)  (20,902)    540,478   162,272
Contract owners' equity beginning
   of period .............................    143,224   227,067     695,629        --
                                             --------   -------   ---------   -------
Contract owners' equity end of period ....   $116,580   206,165   1,236,107   162,272
                                             ========   =======   =========   =======

CHANGES IN UNITS:
   Beginning units .......................     29,445    34,980      89,607        --
                                             --------   -------   ---------   -------
   Units purchased .......................          1     2,604      93,863    17,068
   Units redeemed ........................     (6,463)   (3,036)    (30,677)       (4)
                                             --------   -------   ---------   -------
   Ending units ..........................     22,983    34,548     152,793    17,064
                                             ========   =======   =========   =======

                                                   GVITSMdCpGr         GVITSMdCpGr2
                                             -----------------------   -------------
                                                2003         2002       2003    2002
                                             ----------   ----------   ------   ----
Investment activity:
   Net investment income (loss) ..........      (85,543)    (130,180)     (12)   --
   Realized gain (loss) on investments ...      308,351   (3,016,097)     (33)   --
   Change in unrealized gain (loss)
      on investments .....................    1,370,295   (2,288,403)     (36)   --
   Reinvested capital gains ..............           --           --       --    --
                                             ----------   ----------   ------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    1,593,103   (5,434,680)     (81)   --
                                             ----------   ----------   ------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      447,337      514,792   28,258    --
   Transfers between funds ...............    9,085,338    4,226,928      700    --
   Redemptions (note 3) ..................   (2,394,973)  (1,763,767)      --    --
   Annuity benefits ......................           --           --       --    --
   Annual contract maintenance charges
      (note 2) ...........................       (3,264)      (4,371)      --    --
   Contingent deferred sales charges
      (note 2) ...........................       (8,025)     (14,713)      --    --
   Adjustments to maintain reserves ......      854,975       (1,990)      11    --
                                             ----------   ----------   ------   ---
         Net equity transactions .........    7,981,388    2,956,879   28,969    --
                                             ----------   ----------   ------   ---

Net change in contract owners' equity ....    9,574,491   (2,477,801)  28,888    --
Contract owners' equity beginning
   of period .............................    9,184,293   16,970,225       --    --
                                             ----------   ----------   ------   ---
Contract owners' equity end of period ....   18,758,784   14,492,424   28,888    --
                                             ==========   ==========   ======   ===

CHANGES IN UNITS:
   Beginning units .......................    2,660,898    3,055,760       --    --
                                             ----------   ----------   ------   ---
   Units purchased .......................    7,081,789      493,531    2,607    --
   Units redeemed ........................   (5,273,150)    (105,266)      --    --
                                             ----------   ----------   ------   ---
   Ending units ..........................    4,469,537    3,444,025    2,607    --
                                             ==========   ==========   ======   ===

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                      GVITMyMkt                     GVITNWFund
                                             ----------------------------   -------------------------
                                                  2003           2002           2003          2002
                                             -------------   ------------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........   $  (2,040,735)        59,329    (1,185,935)   (2,184,215)
   Realized gain (loss) on investments ...        (568,402)    (1,559,417)  (48,426,742)  (36,553,406)
   Change in unrealized gain (loss)
      on investments .....................        (133,895)      (304,606)   94,428,988       (65,353)
   Reinvested capital gains ..............              --             --            --            --
                                             -------------   ------------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      (2,743,032)    (1,804,694)   44,816,311   (38,802,974)
                                             -------------   ------------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      88,445,401     22,060,268     6,674,832     9,414,843
   Transfers between funds ...............       6,952,226    104,015,409    (8,323,622)  (10,564,138)
   Redemptions (note 3) ..................    (179,599,483)  (215,423,416)  (34,306,392)  (43,627,965)
   Annuity benefits ......................         (28,582)       (30,337)      (78,758)      (99,700)
   Annual contract maintenance charges
      (note 2) ...........................        (180,019)      (179,404)     (187,510)     (221,176)
   Contingent deferred sales charges
      (note 2) ...........................        (888,890)    (1,257,848)     (246,619)     (384,970)
   Adjustments to maintain reserves ......          51,778         62,455       (31,109)       18,959
                                             -------------   ------------   -----------   -----------
         Net equity transactions .........     (85,247,569)   (90,752,873)  (36,499,178)  (45,464,147)
                                             -------------   ------------   -----------   -----------

Net change in contract owners' equity ....     (87,990,601)   (92,557,567)    8,317,133   (84,267,121)
Contract owners' equity beginning
   of period .............................     770,678,470    967,534,289   422,243,927   634,164,345
                                             -------------   ------------   -----------   -----------
Contract owners' equity end of period ....   $ 682,687,869    874,976,722   430,561,060   549,897,224
                                             =============   ============   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................      44,179,696     55,905,996    13,952,126    17,661,402
                                             -------------   ------------   -----------   -----------
   Units purchased .......................      64,126,881      7,264,578       482,845       301,494
   Units redeemed ........................     (68,369,397)   (12,435,701)   (1,896,840)   (1,735,408)
                                             -------------   ------------   -----------   -----------
   Ending units ..........................      39,937,180     50,734,873    12,538,131    16,227,488
                                             =============   ============   ===========   ===========

                                               GVITNWFund2         GVITLead3
                                             --------------   -------------------
                                               2003    2002      2003       2002
                                             -------   ----   ---------   -------
Investment activity:
   Net investment income (loss) ..........      (179)   --       (4,623)     (341)
   Realized gain (loss) on investments ...     2,482    --      (21,112)  (12,190)
   Change in unrealized gain (loss)
      on investments .....................     7,723    --       70,634   (13,662)
   Reinvested capital gains ..............        --    --           --        --
                                             -------   ---    ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    10,026    --       44,899   (26,193)
                                             -------   ---    ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   312,590    --       62,050     6,892
   Transfers between funds ...............        --    --     (223,539)  642,393
   Redemptions (note 3) ..................        --    --     (131,519)   (4,871)
   Annuity benefits ......................        --    --           --        --
   Annual contract maintenance charges
      (note 2) ...........................        --    --         (349)      (22)
   Contingent deferred sales charges
      (note 2) ...........................        --    --         (442)       --
   Adjustments to maintain reserves ......        --    --          353       (10)
                                             -------   ---    ---------   -------
         Net equity transactions .........   312,590    --     (293,446)  644,382
                                             -------   ---    ---------   -------

Net change in contract owners' equity ....   322,616    --     (248,547)  618,189
Contract owners' equity beginning
   of period .............................        --    --    1,179,449        --
                                             -------   ---    ---------   -------
Contract owners' equity end of period ....   322,616    --      930,902   618,189
                                             =======   ===    =========   =======

CHANGES IN UNITS:
   Beginning units .......................        --    --      140,893        --
                                             -------   ---    ---------   -------
   Units purchased .......................    27,638    --       37,162    64,234
   Units redeemed ........................        --    --      (73,464)     (475)
                                             -------   ---    ---------   -------
   Ending units ..........................    27,638    --      104,591    63,759
                                             =======   ===    =========   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                   GVITSmCapGr           GVITSmCapGr2           GVITSmCapVal         GVITSmCapVal2
                                            ------------------------   ---------------   -------------------------   --------------
                                               2003          2002        2003     2002      2003          2002        2003     2002
                                            -----------   ----------   --------   ----   -----------   -----------   -------   ----
Investment activity:
   Net investment income (loss) .........   $   (76,196)    (117,240)      (712)    --      (700,612)   (1,512,592)     (373)    --
   Realized gain (loss) on investments ..    (1,621,208)    (601,773)    31,221     --   (12,193,240)   (6,436,954)      546     --
   Change in unrealized gain (loss)
      on investments ....................     3,271,260   (3,121,884)      (202)    --    30,351,305   (28,073,071)    9,182     --
   Reinvested capital gains .............            --           --         --     --            --     4,631,104        --     --
                                            -----------   ----------   --------    ---   -----------   -----------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     1,573,856   (3,840,897)    30,307     --    17,457,453   (31,391,513)    9,355     --
                                            -----------   ----------   --------    ---   -----------   -----------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       464,302      573,951    184,226     --     2,837,714     5,185,789   261,563     --
   Transfers between funds ..............     2,513,466     (125,796)    (3,189)    --       912,355    17,417,209    49,653     --
   Redemptions (note 3) .................    (1,436,945)  (1,644,376)    (1,013)    --   (11,089,363)  (22,790,536)       --     --
   Annuity benefits .....................            --           --         --     --        (9,946)       (3,738)       --     --
   Annual contract maintenance charges
      (note 2) ..........................        (3,764)      (3,768)        --     --       (32,939)      (50,882)       --     --
   Contingent deferred sales charges
      (note 2) ..........................        (6,439)     (13,892)        --     --       (71,206)     (172,887)       --     --
   Adjustments to maintain reserves .....            96        3,049      1,799     --        (2,569)       (8,493)        3     --
                                            -----------   ----------   --------    ---   -----------   -----------   -------    ---
         Net equity transactions ........     1,530,716   (1,210,832)   181,823     --    (7,455,954)     (423,538)  311,219     --
                                            -----------   ----------   --------    ---   -----------   -----------   -------    ---

Net change in contract owners' equity ...     3,104,572   (5,051,729)   212,130     --    10,001,499   (31,815,051)  320,574     --
Contract owners' equity beginning
   of period ............................    11,172,305   19,637,745         --     --   111,916,674   226,831,552        --     --
                                            -----------   ----------   --------    ---   -----------   -----------   -------    ---
Contract owners' equity end of period ...   $14,276,877   14,586,016    212,130     --   121,918,173   195,016,501   320,574     --
                                            ===========   ==========   ========    ===   ===========   ===========   =======    ===

CHANGES IN UNITS:
   Beginning units ......................     2,398,287    2,774,965         --     --    10,426,144    15,189,321        --     --
                                            -----------   ----------   --------    ---   -----------   -----------   -------    ---
   Units purchased ......................     3,329,461       95,295    450,667     --     3,965,884    23,167,898    25,404     --
   Units redeemed .......................    (3,064,333)    (293,908)  (432,953)    --    (4,807,613)  (23,360,123)     (174)    --
                                            -----------   ----------   --------    ---   -----------   -----------   -------    ---
   Ending units .........................     2,663,415    2,576,352     17,714     --     9,584,415    14,997,096    25,230     --
                                            ===========   ==========   ========    ===   ===========   ===========   =======    ===

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                      GVITSmComp             GVITSmComp2
                                             --------------------------   ----------------
                                                 2003          2002          2003     2002
                                             ------------   -----------   ---------   ----
Investment activity:
   Net investment income (loss) ..........   $ (1,208,327)   (1,824,345)     (1,338)    --
   Realized gain (loss) on investments ...    (10,893,608)  (16,149,950)     44,124     --
   Change in unrealized gain (loss)
      on investments .....................     36,485,881     4,432,385      (4,250)    --
   Reinvested capital gains ..............             --            --          --     --
                                             ------------   -----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     24,383,946   (13,541,910)     38,536     --
                                             ------------   -----------   ---------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      3,343,535     4,674,941     583,700     --
   Transfers between funds ...............     (3,766,724)   (2,154,258)    470,105     --
   Redemptions (note 3) ..................    (17,456,867)  (20,564,974)       (108)    --
   Annuity benefits ......................        (30,816)      (34,371)         --     --
   Annual contract maintenance charges
      (note 2) ...........................        (58,692)      (68,526)         --     --
   Contingent deferred sales charges
      (note 2) ...........................       (139,947)     (197,220)         --     --
Adjustments to maintain reserves .........         (8,572)      (28,104)        (28)    --
                                             ------------   -----------   ---------    ---
         Net equity transactions .........    (18,118,083)  (18,372,512)  1,053,669     --
                                             ------------   -----------   ---------    ---

Net change in contract owners' equity ....      6,265,863   (31,914,422)  1,092,205     --
Contract owners' equity beginning
   of period .............................    187,733,918   280,681,329          --     --
                                             ------------   -----------   ---------    ---
Contract owners' equity end of period ....   $193,999,781   248,766,907   1,092,205     --
                                             ============   ===========   =========    ===

CHANGES IN UNITS:
   Beginning units .......................     10,259,753    12,511,847          --     --
                                             ------------   -----------   ---------    ---
   Units purchased .......................      2,193,920       218,014     524,640     --
   Units redeemed ........................     (3,188,693)   (1,059,501)   (433,670)    --
                                             ------------   -----------   ---------    ---
   Ending units ..........................      9,264,980    11,670,360      90,970     --
                                             ============   ===========   =========    ===

                                                   GVITTGroFoc           GVITTGroFoc3
                                             ----------------------   ------------------
                                               2003         2002        2003       2002
                                             ---------   ----------   ---------   ------
Investment activity:
   Net investment income (loss) ..........      (6,464)     (21,484)     (5,913)     (77)
   Realized gain (loss) on investments ...     (80,929)    (747,798)   (103,512)  (2,168)
   Change in unrealized gain (loss)
      on investments .....................     281,146     (546,035)    242,124   (7,537)
   Reinvested capital gains ..............          --           --          --       --
                                             ---------   ----------   ---------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     193,753   (1,315,317)    132,699   (9,782)
                                             ---------   ----------   ---------   ------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........          --       53,032      55,159   16,277
   Transfers between funds ...............    (124,037)  (1,028,106)    336,294   52,095
   Redemptions (note 3) ..................     (24,715)    (278,696)   (140,694)    (491)
   Annuity benefits ......................          --           --          --       --
   Annual contract maintenance charges
      (note 2) ...........................        (393)        (867)       (187)      (8)
   Contingent deferred sales charges
      (note 2) ...........................        (162)      (1,625)       (335)      (3)
Adjustments to maintain reserves .........        (570)      (1,763)        145     (279)
                                             ---------   ----------   ---------   ------
         Net equity transactions .........    (149,877)  (1,258,025)    250,382   67,591
                                             ---------   ----------   ---------   ------

Net change in contract owners' equity ....      43,876   (2,573,342)    383,081   57,809
Contract owners' equity beginning
   of period .............................   1,012,335    4,320,795     983,837       --
                                             ---------   ----------   ---------   ------
Contract owners' equity end of period ....   1,056,211    1,747,453   1,366,918   57,809
                                             =========   ==========   =========   ======

CHANGES IN UNITS:
   Beginning units .......................     471,889    1,136,075     131,428       --
                                             ---------   ----------   ---------   ------
   Units purchased .......................          --       17,883     228,112    6,873
   Units redeemed ........................     (66,064)    (440,657)   (208,754)     (49)
                                             ---------   ----------   ---------   ------
   Ending units ..........................     405,825      713,301     150,786    6,824
                                             =========   ==========   =========   ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                               GVITUSGro2          GVITUSGro3            GVITVKMultiSec           JanBal
                                             ---------------   ------------------   -----------------------   --------------
                                               2003     2002     2003       2002       2003         2002        2003    2002
                                             --------   ----   ---------   ------   ----------   ----------   -------   ----
Investment activity:
   Net investment income (loss) ..........   $   (390)    --     (16,157)     (11)     481,915      413,283     3,657     --
   Realized gain (loss) on investments ...        872     --      51,243       (1)     498,188     (150,415)      245     --
   Change in unrealized gain (loss)
      on investments .....................     13,275     --     491,331   (1,405)     648,485      (54,557)   (3,478)    --
   Reinvested capital gains ..............         --     --          --       --           --           --        --     --
                                             --------    ---   ---------   ------   ----------   ----------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     13,757     --     526,417   (1,417)   1,628,588      208,311       424     --
                                             --------    ---   ---------   ------   ----------   ----------   -------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    238,963     --      70,294    1,000    1,354,840      448,236   799,917     --
   Transfers between funds ...............     48,462     --   5,265,132   25,018    6,543,920    4,393,531    34,052     --
   Redemptions (note 3) ..................         --     --    (297,883)      --   (3,617,758)  (1,029,170)     (439)    --
   Annuity benefits ......................         --     --          --       --       (3,639)          --        --     --
   Annual contract maintenance charges
      (note 2) ...........................         --     --        (405)      --       (3,917)      (2,411)       --     --
   Contingent deferred sales charges
      (note 2) ...........................         --     --        (842)      --      (14,220)      (5,120)       --     --
Adjustments to maintain reserves .........         64     --      (1,251)       5       (1,082)        (501)      (19)    --
                                             --------    ---   ---------   ------   ----------   ----------   -------    ---
         Net equity transactions .........    287,489     --   5,035,045   26,023    4,258,144    3,804,565   833,511     --
                                             --------    ---   ---------   ------   ----------   ----------   -------    ---

Net change in contract owners' equity ....    301,246     --   5,561,462   24,606    5,886,732    4,012,876   833,935     --
Contract owners' equity beginning
   of period .............................         --     --     313,433       --   19,468,334   13,121,043        --     --
                                             --------    ---   ---------   ------   ----------   ----------   -------    ---
Contract owners' equity end of period ....   $301,246     --   5,874,895   24,606   25,355,066   17,133,919   833,935     --
                                             ========    ===   =========   ======   ==========   ==========   =======    ===

CHANGES IN UNITS:
   Beginning units .......................         --     --      38,325       --    1,720,805    1,227,820        --     --
                                             --------    ---   ---------   ------   ----------   ----------   -------    ---
   Units purchased .......................     23,951     --     878,731    2,794    2,095,746      415,739    77,197     --
   Units redeemed ........................         (2)    --    (348,641)      --   (1,714,048)     (62,009)     (253)    --
                                             --------    ---   ---------   ------   ----------   ----------   -------    ---
   Ending units ..........................     23,949     --     568,415    2,794    2,102,503    1,581,550    76,944     --
                                             ========    ===   =========   ======   ==========   ==========   =======    ===

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                                 JanCapAp                JanGlTechS2
                                                        -------------------------   ---------------------
                                                           2003           2002        2003        2002
                                                        -----------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) .....................   $  (180,791)     (253,457)    (22,093)     (1,504)
   Realized gain (loss) on investments ..............    (3,482,222)   (6,975,503)   (183,678)    (17,733)
   Change in unrealized gain (loss)
      on investments ................................     6,120,928     3,035,774     753,970    (114,287)
   Reinvested capital gains .........................            --            --          --          --
                                                        -----------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from operations ...     2,457,915    (4,193,186)    548,199    (133,524)
                                                        -----------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ......................     1,786,983     1,855,865     658,304     310,057
   Transfers between funds ..........................      (543,924)   (7,221,478)    817,641     891,708
   Redemptions (note 3) .............................    (3,786,376)   (3,975,480)   (275,065)    (21,861)
   Annuity benefits .................................        (1,313)           --          --          --
   Annual contract maintenance charges (note 2) .....       (12,877)      (14,578)     (1,598)        (39)
   Contingent deferred sales charges (note 2) .......       (32,972)      (32,628)     (2,714)       (106)
   Adjustments to maintain reserves .................          (442)       (8,535)      8,878        (540)
                                                        -----------   -----------   ---------   ---------
         Net equity transactions ....................    (2,590,921)   (9,396,834)  1,205,446   1,179,219
                                                        -----------   -----------   ---------   ---------

Net change in contract owners' equity ...............      (133,006)  (13,590,020)  1,753,645   1,045,695
Contract owners' equity beginning of period .........    34,233,170    57,900,987   2,345,727          --
                                                        -----------   -----------   ---------   ---------
Contract owners' equity end of period ...............   $34,100,164    44,310,967   4,099,372   1,045,695
                                                        ===========   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units ..................................     6,806,637     9,548,814     330,773          --
                                                        -----------   -----------   ---------   ---------
   Units purchased ..................................     5,115,753       324,731     545,341     124,996
   Units redeemed ...................................    (5,671,592)   (1,959,196)   (386,525)     (2,194)
                                                        -----------   -----------   ---------   ---------
   Ending units .....................................     6,250,798     7,914,349     489,589     122,802
                                                        ===========   ===========   =========   =========

                                                                JanGlTech               JanIntGroS2
                                                        ------------------------   ---------------------
                                                           2003          2002         2003       2002
                                                        ----------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) .....................      (54,411)     (147,298)     15,926      (1,651)
   Realized gain (loss) on investments ..............     (964,157)     (387,048)   (131,581)     (8,660)
   Change in unrealized gain (loss)
      on investments ................................    2,311,614    (6,987,978)    529,335    (121,974)
   Reinvested capital gains .........................           --            --          --          --
                                                        ----------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from operations ...    1,293,046    (7,522,324)    413,680    (132,285)
                                                        ----------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ......................          838       774,979     861,600     417,455
   Transfers between funds ..........................     (774,040)   (8,984,660)    900,776   2,079,338
   Redemptions (note 3) .............................     (666,557)   (1,755,314)   (437,787)    (50,238)
   Annuity benefits .................................           --            --          --          --
   Annual contract maintenance charges (note 2) .....       (4,143)       (7,292)     (2,100)        (76)
   Contingent deferred sales charges (note 2) .......       (5,200)      (17,340)     (3,969)       (115)
   Adjustments to maintain reserves .................      (10,373)       17,984      26,458          (6)
                                                        ----------   -----------   ---------   ---------
         Net equity transactions ....................   (1,459,475)   (9,971,643)  1,344,978   2,446,358
                                                        ----------   -----------   ---------   ---------

Net change in contract owners' equity ...............     (166,429)  (17,493,967)  1,758,658   2,314,073
Contract owners' equity beginning of period .........    8,594,761    31,652,697   5,004,178          --
                                                        ----------   -----------   ---------   ---------
Contract owners' equity end of period ...............    8,428,332    14,158,730   6,762,836   2,314,073
                                                        ==========   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units ..................................    3,550,055     7,619,692     646,682          --
                                                        ----------   -----------   ---------   ---------
   Units purchased ..................................          376       213,255     333,435     256,178
   Units redeemed ...................................     (586,969)   (2,955,371)   (152,774)     (4,955)
                                                        ----------   -----------   ---------   ---------
   Ending units .....................................    2,963,462     4,877,576     827,343     251,223
                                                        ==========   ===========   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                                JanIntGro           JanRMgLgCap     MFSInvGrS          MFSValS
                                                        -------------------------   -----------   --------------   --------------
                                                            2003          2002      2003   2002     2003    2002     2003    2002
                                                        -----------   -----------   ----   ----   -------   ----   -------   ----
Investment activity:
   Net investment income (loss) .....................   $    15,719      (116,860)    --     --      (380)    --      (517)    --
   Realized gain (loss) on investments ..............    (3,127,933)      407,978     --     --       656     --       662     --
   Change in unrealized gain (loss)
      on investments ................................     3,749,587    (3,638,990)    (5)    --     5,729     --     8,489     --
   Reinvested capital gains .........................            --            --     --     --        --     --        --     --
                                                        -----------   -----------    ---    ---   -------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from operations ...       637,373    (3,347,872)    (5)    --     6,005     --     8,634    --
                                                        -----------   -----------    ---    ---   -------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ......................        84,340       991,718    880     --   298,432     --   443,472     --
   Transfers between funds ..........................    (1,263,868)   (5,123,272)    --     --     4,742     --    41,505     --
   Redemptions (note 3) .............................    (1,263,850)   (2,766,372)    --     --        --     --      (211)    --
   Annuity benefits .................................        (1,377)       (1,742)    --     --        --     --        --     --
   Annual contract maintenance charges (note 2) .....        (4,779)       (8,372)    --     --        --     --        --     --
   Contingent deferred sales charges (note 2) .......       (11,222)      (20,896)    --     --        --     --        --     --
   Adjustments to maintain reserves .................       (26,198)       (7,711)     4     --       (11)    --       (26)    --
                                                        -----------   -----------    ---    ---   -------    ---   -------    ---
         Net equity transactions ....................    (2,486,954)   (6,936,647)   884     --   303,163     --   484,740     --
                                                        -----------   -----------    ---    ---   -------    ---   -------    ---

Net change in contract owners' equity ...............    (1,849,581)  (10,284,519)   879     --   309,168     --   493,374     --
Contract owners' equity beginning of period .........    13,847,721    33,109,312     --     --        --     --        --     --
                                                        -----------   -----------    ---    ---   -------    ---   -------    ---
Contract owners' equity end of period ...............   $11,998,140    22,824,793    879     --   309,168     --   493,374     --
                                                        ===========   ===========    ===    ===   =======    ===   =======    ===

CHANGES IN UNITS:
   Beginning units ..................................     3,173,860     5,559,505     --     --        --     --        --     --
                                                        -----------   -----------    ---    ---   -------    ---   -------    ---
   Units purchased ..................................       664,226       167,849     83     --    26,507     --    43,338     --
   Units redeemed ...................................    (1,245,955)   (1,335,329)    --     --        --     --       (21)    --
                                                        -----------   -----------    ---    ---   -------    ---   -------    ---
   Ending units .....................................     2,592,131     4,392,025     83     --    26,507     --    43,317     --
                                                        ===========   ===========    ===    ===   =======    ===   =======    ===

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                          NBAMTFasc               NBAMTGro
                                                        --------------   -------------------------
                                                         2003     2002       2003          2002
                                                        -------   ----   -----------   -----------
Investment activity:
   Net investment income (loss) .....................   $  (156)    --    (1,006,817)   (1,694,366)
   Realized gain (loss) on investments ..............       404     --   (19,040,986)  (92,783,018)
   Change in unrealized gain (loss)
      on investments ................................     4,076     --    39,557,011    37,762,368
   Reinvested capital gains .........................        --     --            --            --
                                                        -------    ---   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from operations ...     4,324     --    19,509,208   (56,715,016)
                                                        -------    ---   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ......................    70,873     --     3,348,330     5,233,324
   Transfers between funds ..........................        --     --    (3,411,645)  (23,229,716)
   Redemptions (note 3) .............................        --     --   (12,291,104)  (21,415,948)
   Annuity benefits .................................        --     --       (18,905)      (30,292)
   Annual contract maintenance charges (note 2) .....        --     --       (73,974)      (93,802)
   Contingent deferred sales charges (note 2) .......        --     --       (76,635)     (145,679)
   Adjustments to maintain reserves .................        (7)    --       (17,464)       37,120
                                                        -------    ---   -----------   -----------
         Net equity transactions ....................    70,866     --   (12,541,397)  (39,644,993)
                                                        -------    ---   -----------   -----------

Net change in contract owners' equity ...............    75,190     --     6,967,811   (96,360,009)
Contract owners' equity beginning of period .........        --     --   154,019,281   306,397,504
                                                        -------    ---   -----------   -----------
Contract owners' equity end of period ...............   $75,190     --   160,987,092   210,037,495
                                                        =======    ===   ===========   ===========

CHANGES IN UNITS:
   Beginning units ..................................        --     --     7,698,064    10,799,049
                                                        -------    ---   -----------   -----------
   Units purchased ..................................     6,399     --     1,625,682       225,961
   Units redeemed ...................................        --     --    (2,335,610)   (1,927,682)
                                                        -------    ---   -----------   -----------
   Ending units .....................................     6,399     --     6,988,136     9,097,328
                                                        =======    ===   ===========   ===========

                                                               NBAMTGuard                 NBAMTLMat
                                                        -----------------------   -------------------------
                                                           2003         2002         2003           2002
                                                        ----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) .....................     (153,956)      (9,034)     (968,406)    5,504,417
   Realized gain (loss) on investments ..............   (2,279,203)  (1,932,476)    1,562,047     1,042,773
   Change in unrealized gain (loss)
      on investments ................................    5,252,505   (3,406,962)    1,201,205    (4,768,021)
   Reinvested capital gains .........................           --           --            --            --
                                                        ----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from operations ...    2,819,346   (5,348,472)    1,794,846     1,779,169
                                                        ----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ......................      538,575    1,130,756     5,645,290     2,475,991
   Transfers between funds ..........................     (315,874)   2,037,135     2,761,608    19,039,395
   Redemptions (note 3) .............................   (2,470,607)  (5,308,228)  (16,590,412)  (13,167,856)
   Annuity benefits .................................         (603)        (541)      (33,092)      (31,672)
   Annual contract maintenance charges (note 2) .....       (7,330)     (10,621)      (29,606)      (23,917)
   Contingent deferred sales charges (note 2) .......      (13,497)     (45,630)      (64,185)      (81,904)
   Adjustments to maintain reserves .................        1,940       (4,926)       40,961         1,349
                                                        ----------   ----------   -----------   -----------
         Net equity transactions ....................   (2,267,396)  (2,202,055)   (8,269,436)    8,211,386
                                                        ----------   ----------   -----------   -----------

Net change in contract owners' equity ...............      551,950   (7,550,527)   (6,474,590)    9,990,555
Contract owners' equity beginning of period .........   23,479,664   45,734,504   142,777,399   132,544,921
                                                        ----------   ----------   -----------   -----------
Contract owners' equity end of period ...............   24,031,614   38,183,977   136,302,809   142,535,476
                                                        ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ..................................    3,171,959    4,484,102     8,258,426     8,080,794
                                                        ----------   ----------   -----------   -----------
   Units purchased ..................................    1,020,241      355,485     3,047,042       576,077
   Units redeemed ...................................   (1,325,750)    (595,663)   (3,396,310)     (158,527)
                                                        ----------   ----------   -----------   -----------
   Ending units .....................................    2,866,450    4,243,924     7,909,158     8,498,344
                                                        ==========   ==========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                   NBAMTMCGrS             NBAMTPart
                                                ----------------   -------------------------
                                                   2003     2002       2003          2002
                                                ---------   ----   -----------   -----------
Investment activity:
   Net investment income (loss) .............   $  (1,211)    --    (1,270,636)     (560,389)
   Realized gain (loss) on investments ......      37,444     --   (10,510,655)   (7,623,711)
   Change in unrealized gain (loss)
      on investments ........................     (11,390)    --    41,674,920   (22,459,649)
   Reinvested capital gains .................          --     --            --            --
                                                ---------    ---   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................      24,843     --    29,893,629   (30,643,749)
                                                ---------    ---   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............     622,970     --     3,394,655     4,454,926
   Transfers between funds ..................          37     --    (1,336,127)   (5,400,653)
   Redemptions (note 3) .....................         (68)    --   (16,665,446)  (19,563,275)
   Annuity benefits .........................          --     --       (22,657)      (32,137)
   Annual contract maintenance charges
      (note 2) ..............................          --     --       (59,335)      (71,587)
   Contingent deferred sales charges
      (note 2) ..............................          --     --      (121,982)     (199,857)
   Adjustments to maintain reserves .........        (976)    --         3,339           120
                                                ---------    ---   -----------   -----------
         Net equity transactions ............     621,963     --   (14,807,553)  (20,812,463)
                                                ---------    ---   -----------   -----------

Net change in contract owners' equity .......     646,806     --    15,086,076   (51,456,212)
Contract owners' equity beginning
   of period ................................          --     --   186,418,259   307,141,720
                                                ---------    ---   -----------   -----------
Contract owners' equity end of period .......   $ 646,806     --   201,504,335   255,685,508
                                                =========    ===   ===========   ===========

CHANGES IN UNITS:
   Beginning units ..........................          --     --    10,763,542    13,271,404
                                                ---------    ---   -----------   -----------
   Units purchased ..........................     491,357     --     2,034,076       203,417
   Units redeemed ...........................    (433,162)    --    (2,850,074)   (1,139,880)
                                                ---------    ---   -----------   -----------
   Ending units .............................      58,195     --     9,947,544    12,334,941
                                                =========    ===   ===========   ===========

                                                  NBAMSocRes           OppAggGro
                                                -------------   ------------------------
                                                 2003    2002      2003         2002
                                                ------   ----   ----------   -----------
Investment activity:
   Net investment income (loss) .............      (16)   --      (127,951)      (12,955)
   Realized gain (loss) on investments ......       --    --      (970,780)   (2,865,155)
   Change in unrealized gain (loss)
      on investments ........................     (947)   --     3,274,749    (2,964,531)
   Reinvested capital gains .................       --    --            --            --
                                                ------   ---    ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     (963)   --     2,176,018    (5,842,641)
                                                ------   ---    ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............    6,268    --     1,156,971     1,711,774
   Transfers between funds ..................   24,184    --     1,689,848    (6,334,450)
   Redemptions (note 3) .....................       --    --    (2,197,780)   (2,266,693)
   Annuity benefits .........................       --    --          (161)         (140)
   Annual contract maintenance charges
      (note 2) ..............................       --    --       (10,445)      (11,763)
   Contingent deferred sales charges
      (note 2) ..............................       --    --       (26,341)      (21,076)
   Adjustments to maintain reserves .........       (4)   --         1,928        (4,371)
                                                ------   ---    ----------   -----------
         Net equity transactions ............   30,448    --       614,020    (6,926,719)
                                                ------   ---    ----------   -----------

Net change in contract owners' equity .......   29,485    --     2,790,038   (12,769,360)
Contract owners' equity beginning
   of period ................................       --    --    18,660,952    36,678,338
                                                ------   ---    ----------   -----------
Contract owners' equity end of period .......   29,485    --    21,450,990    23,908,978
                                                ======   ===    ==========   ===========

CHANGES IN UNITS:
   Beginning units ..........................       --    --     4,980,792     6,975,880
                                                ------   ---    ----------   -----------
   Units purchased ..........................    2,752    --     8,577,632       359,028
   Units redeemed ...........................       --    --    (8,489,874)   (1,804,005)
                                                ------   ---    ----------   -----------
   Ending units .............................    2,752    --     5,068,550     5,530,903
                                                ======   ===    ==========   ===========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                         OppBdFd                     OppCapAp
                                               --------------------------   -------------------------
                                                   2003           2002          2003          2002
                                               ------------   -----------   -----------   -----------
Investment activity:
   Net investment income (loss) ............   $ 11,922,423    17,029,642      (327,712)     (258,508)
   Realized gain (loss) on investments .....       (108,805)   (5,464,941)  (20,994,763)  (32,272,910)
   Change in unrealized gain (loss)
      on investments .......................     (1,326,690)   (7,472,869)   36,211,824   (15,057,627)
   Reinvested capital gains ................             --            --            --            --
                                               ------------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................     10,486,928     4,091,832    14,889,349   (47,589,045)
                                               ------------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............      3,860,984     4,074,095     3,979,595     6,326,594
   Transfers between funds .................      1,232,035     1,150,605    (1,552,237)   (4,744,323)
   Redemptions (note 3) ....................    (26,880,129)  (24,520,865)  (12,345,368)  (17,551,209)
   Annuity benefits ........................        (31,829)      (29,991)      (11,403)      (13,954)
   Annual contract maintenance charges
      (note 2) .............................        (55,827)      (47,315)      (56,599)      (68,007)
   Contingent deferred sales charges
      (note 2) .............................       (159,336)     (199,128)      (96,447)     (177,495)
   Adjustments to maintain reserves ........         (1,841)       (1,679)       17,758       (33,086)
                                               ------------   -----------   -----------   -----------
         Net equity transactions ...........    (22,035,943)  (19,574,278)  (10,064,701)  (16,261,480)
                                               ------------   -----------   -----------   -----------

Net change in contract owners' equity ......    (11,549,015)  (15,482,446)    4,824,648   (63,850,525)
Contract owners' equity beginning
   of period ...............................    247,317,553   263,454,995   137,647,583   247,392,834
                                               ------------   -----------   -----------   -----------
Contract owners' equity end of period ......   $235,768,538   247,972,549   142,472,231   183,542,309
                                               ============   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .........................     13,606,303    15,690,317    12,583,296    16,326,806
                                               ------------   -----------   -----------   -----------
   Units purchased .........................      2,057,563       312,041     5,433,034       490,932
   Units redeemed ..........................     (3,406,012)   (1,464,489)   (6,351,173)   (1,730,093)
                                               ------------   -----------   -----------   -----------
   Ending units ............................     12,257,854    14,537,869    11,665,157    15,087,645
                                               ============   ===========   ===========   ===========

                                                  OppCapApS         OppGlSec3
                                               --------------   -----------------
                                                 2003    2002      2003      2002
                                               -------   ----   ----------   ----
Investment activity:
   Net investment income (loss) ............      (720)   --       (21,687)   --
   Realized gain (loss) on investments .....     1,087    --       114,627    --
   Change in unrealized gain (loss)
      on investments .......................      (702)   --       385,637    --
   Reinvested capital gains ................        --    --            --    --
                                               -------   ---    ----------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................      (335)   --       478,577    --
                                               -------   ---    ----------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............   711,917    --     2,088,491    --
   Transfers between funds .................   284,293    --    17,467,707    --
   Redemptions (note 3) ....................       (97)   --      (462,451)   --
   Annuity benefits ........................        --    --            --    --
   Annual contract maintenance charges
      (note 2) .............................        --    --          (575)   --
   Contingent deferred sales charges
      (note 2) .............................        --    --        (2,043)   --
   Adjustments to maintain reserves ........        13    --       261,976    --
                                               -------   ---    ----------   ---
         Net equity transactions ...........   996,126    --    19,353,105    --
                                               -------   ---    ----------   ---

Net change in contract owners' equity ......   995,791    --    19,831,682    --
Contract owners' equity beginning
   of period ...............................        --    --            --    --
                                               -------   ---    ----------   ---
Contract owners' equity end of period ......   995,791    --    19,831,682    --
                                               =======   ===    ==========   ===

CHANGES IN UNITS:
   Beginning units .........................        --    --            --    --
                                               -------   ---    ----------   ---
   Units purchased .........................    89,726    --     2,031,871    --
   Units redeemed ..........................    (4,991)   --      (261,176)   --
                                               -------   ---    ----------   ---
   Ending units ............................    84,735    --     1,770,695    --
                                               =======   ===    ==========   ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                       OppGlSec               OppGlSecS
                                              --------------------------   ----------------
                                                 2003          2002          2003     2002
                                             ------------   -----------   ---------   ----
Investment activity:
   Net investment income (loss) ..........   $    657,209      (901,216)     (2,761)   --
   Realized gain (loss) on investments ...    (38,260,460)  (12,117,656)    130,086    --
   Change in unrealized gain (loss)
      on investments .....................     72,623,629   (29,380,838)    (35,653)   --
   Reinvested capital gains ..............             --            --          --    --
                                             ------------   -----------   ---------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     35,020,378   (42,399,710)     91,672    --
                                             ------------   -----------   ---------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      4,539,129     8,925,439   1,157,392    --
   Transfers between funds ...............    (23,705,650)    3,545,870     244,376    --
   Redemptions (note 3) ..................    (30,759,689)  (45,862,627)       (224)   --
   Annuity benefits ......................        (43,403)      (58,480)         --    --
   Annual contract maintenance charges
      (note 2) ...........................       (101,360)     (123,347)         --    --
   Contingent deferred sales charges
      (note 2) ...........................       (178,746)     (329,018)         --    --
   Adjustments to maintain reserves ......       (283,797)       (5,580)        (19)   --
                                             ------------   -----------   ---------   ---
         Net equity transactions .........    (50,533,516)  (33,907,743)  1,401,525    --
                                             ------------   -----------   ---------   ---

Net change in contract owners' equity ....    (15,513,138)  (76,307,453)  1,493,197    --
Contract owners' equity beginning
   of period .............................    360,987,801   571,936,327          --    --
                                             ------------   -----------   ---------   ---
Contract owners' equity end of period ....   $345,474,663   495,628,874   1,493,197    --
                                             ============   ===========   =========   ===

CHANGES IN UNITS:
   Beginning units .......................     19,239,592    23,483,482          --    --
                                             ------------   -----------   ---------   ---
   Units purchased .......................      4,407,234       537,496     767,931    --
   Units redeemed ........................     (7,066,420)   (1,976,615)   (639,478)   --
                                             ------------   -----------   ---------   ---
   Ending units ..........................     16,580,406    22,044,363     128,453    --
                                             ============   ===========   =========   ===

                                                OppHighIncS            OppMSFund
                                             ----------------   -----------------------
                                                2003     2002      2003         2002
                                             ---------   ----   ----------   ----------
Investment activity:
   Net investment income (loss) ..........     (18,615)   --        76,300        2,324
   Realized gain (loss) on investments ...      84,818    --    (2,141,329)    (706,198)
   Change in unrealized gain (loss)
      on investments .....................     323,514    --     4,174,014   (1,348,180)
   Reinvested capital gains ..............          --    --            --           --
                                             ---------   ---    ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     389,717    --     2,108,985   (2,052,054)
                                             ---------   ---    ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   5,195,533    --     1,256,274    1,434,574
   Transfers between funds ...............     (31,971)   --     2,953,731    4,531,742
   Redemptions (note 3) ..................        (308)   --    (2,521,875)  (2,630,855)
   Annuity benefits ......................          --    --          (406)          --
   Annual contract maintenance charges
      (note 2) ...........................          --    --        (7,362)      (6,251)
   Contingent deferred sales charges
      (note 2) ...........................          --    --       (22,277)     (25,070)
   Adjustments to maintain reserves ......         (45)   --         2,955       (1,102)
                                             ---------   ---    ----------   ----------
         Net equity transactions .........   5,163,209    --     1,661,040    3,303,038
                                             ---------   ---    ----------   ----------

Net change in contract owners' equity ....   5,552,926    --     3,770,025    1,250,984
Contract owners' equity beginning
   of period .............................          --    --    22,281,518   23,454,073
                                             ---------   ---    ----------   ----------
Contract owners' equity end of period ....   5,552,926    --    26,051,543   24,705,057
                                             =========   ===    ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................          --    --     3,496,934    2,949,192
                                             ---------   ---    ----------   ----------
   Units purchased .......................     629,364    --     2,215,466      541,241
   Units redeemed ........................    (138,022)   --    (1,982,334)    (126,819)
                                             ---------   ---    ----------   ----------
   Ending units ..........................     491,342    --     3,730,066    3,363,614
                                             =========   ===    ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                   OppMSFundS       OppMSSmCapS            OppMultStr           PVTDiscGro
                                                ---------------   --------------   -------------------------   -------------
                                                  2003     2002     2003    2002       2003          2002       2003    2002
                                                --------   ----   -------   ----   -----------   -----------   ------   ----
Investment activity:
   Net investment income (loss) .............   $   (804)    --      (220)    --     3,937,257     6,173,212      (51)    --
   Realized gain (loss) on investments ......      4,558     --        79     --    (5,124,391)   (1,690,447)       2     --
   Change in unrealized gain (loss)
      on investments ........................      3,328     --     7,599     --    18,003,891   (25,118,980)  (2,745)    --
   Reinvested capital gains .................         --     --        --     --            --     3,191,289       --     --
                                                --------    ---   -------    ---   -----------   -----------   ------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................      7,082     --     7,458     --    16,816,757   (17,444,926)  (2,794)    --
                                                --------    ---   -------    ---   -----------   -----------   ------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............    755,806     --   124,869     --     2,865,530     3,443,651   98,230     --
   Transfers between funds ..................     40,858     --    28,028     --    (1,350,521)   (8,153,423)      --     --
   Redemptions (note 3) .....................        (44)    --        --     --   (16,298,667)  (18,538,222)      --     --
   Annuity benefits .........................         --     --        --     --       (31,302)      (36,428)      --     --
   Annual contract maintenance charges
      (note 2) ..............................         --     --        --     --       (52,414)      (58,001)      --     --
   Contingent deferred sales charges
      (note 2) ..............................         --     --        --     --       (83,116)     (138,293)      --     --
   Adjustments to maintain reserves .........        (16)    --        (3)    --         2,739         4,134       11     --
                                                --------    ---   -------    ---   -----------   -----------   ------    ---
         Net equity transactions ............    796,604     --   152,894     --   (14,947,751)  (23,476,582)  98,241     --
                                                --------    ---   -------    ---   -----------   -----------   ------    ---

Net change in contract owners' equity .......    803,686     --   160,352     --     1,869,006   (40,921,508)  95,447     --
Contract owners' equity beginning
   of period ................................         --     --        --     --   170,081,258   245,423,190       --     --
                                                --------    ---   -------    ---   -----------   -----------   ------    ---
Contract owners' equity end of period .......   $803,686     --   160,352     --   171,950,264   204,501,682   95,447     --
                                                ========    ===   =======    ===   ===========   ===========   ======    ===

CHANGES IN UNITS:
   Beginning units ..........................         --     --        --     --     8,670,954    11,167,226       --     --
                                                --------    ---   -------    ---   -----------   -----------   ------    ---
   Units purchased ..........................     70,217     --    13,203     --       464,983       167,060    9,083     --
   Units redeemed ...........................       (147)    --       (17)    --    (1,235,685)   (1,294,876)      --     --
                                                --------    ---   -------    ---   -----------   -----------   ------    ---
   Ending units .............................     70,070     --    13,186     --     7,900,252    10,039,410    9,083     --
                                                ========    ===   =======    ===   ===========   ===========   ======    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                   PVTGroInc        PVTIntEq
                                                --------------   --------------
                                                  2003    2002     2003    2002
                                                -------   ----   -------   ----
Investment activity:
   Net investment income (loss) .............   $    (4)    --      (160)    --
   Realized gain (loss) on investments ......        --     --    14,311     --
   Change in unrealized gain (loss)
      on investments ........................      (146)    --    (1,112)    --
   Reinvested capital gains .................        --     --        --     --
                                                -------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................      (150)    --    13,039     --
                                                -------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............    12,245     --    84,715     --
   Transfers between funds ..................        --     --   (12,871)    --
   Redemptions (note 3) .....................        --     --        --     --
   Annuity benefits .........................        --     --        --     --
   Annual contract maintenance charges
      (note 2) ..............................        --     --        --     --
   Contingent deferred sales charges
      (note 2) ..............................        --     --        --     --
   Adjustments to maintain reserves .........       (11)    --         3     --
                                                -------    ---   -------    ---
         Net equity transactions ............    12,234     --    71,847     --
                                                -------    ---   -------    ---

Net change in contract owners' equity .......    12,084     --    84,886     --
Contract owners' equity beginning
   of period ................................        --     --        --     --
                                                -------    ---   -------    ---
Contract owners' equity end of period .......   $12,084     --    84,886     --
                                                =======    ===   =======    ===

CHANGES IN UNITS:
   Beginning units ..........................        --     --        --     --
                                                -------    ---   -------    ---
   Units purchased ..........................     1,115     --    94,883     --
   Units redeemed ...........................        (1)    --   (86,830)    --
                                                -------    ---   -------    ---
   Ending units .............................     1,114     --     8,053     --
                                                =======    ===   =======    ===

                                                          StOpp2                     StDisc2
                                                --------------------------   ------------------------
                                                    2003          2002          2003          2002
                                                -----------   ------------   ----------   -----------
Investment activity:
   Net investment income (loss) .............    (2,610,888)    (4,373,099)    (467,220)     (668,345)
   Realized gain (loss) on investments ......   (26,399,329)   (13,446,298)    (948,941)      809,170
   Change in unrealized gain (loss)
      on investments ........................    85,782,057    (88,007,599)   9,407,476    (5,307,577)
   Reinvested capital gains .................            --             --           --            --
                                                -----------   ------------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    56,771,840   (105,826,996)   7,991,315    (5,166,752)
                                                -----------   ------------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............     7,020,818     10,745,016      934,598     1,328,762
   Transfers between funds ..................   (12,942,015)   (13,810,917)  (3,605,485)   (1,965,233)
   Redemptions (note 3) .....................   (36,061,875)   (54,649,106)  (6,367,654)   (7,948,280)
   Annuity benefits .........................       (27,451)       (40,123)      (7,019)       (8,520)
   Annual contract maintenance charges
      (note 2) ..............................      (134,233)      (168,407)     (28,013)      (31,856)
   Contingent deferred sales charges
      (note 2) ..............................      (203,688)      (335,232)     (32,798)      (54,847)
   Adjustments to maintain reserves .........       (56,118)        (2,942)     (53,749)          628
                                                -----------   ------------   ----------   -----------
         Net equity transactions ............   (42,404,562)   (58,261,711)  (9,160,120)   (8,679,346)
                                                -----------   ------------   ----------   -----------

Net change in contract owners' equity .......    14,367,278   (164,088,707)  (1,168,805)  (13,846,098)
Contract owners' equity beginning
   of period ................................   403,963,377    714,759,020   73,821,985   105,768,448
                                                -----------   ------------   ----------   -----------
Contract owners' equity end of period .......   418,330,655    550,670,313   72,653,180    91,922,350
                                                ===========   ============   ==========   ===========

CHANGES IN UNITS:
   Beginning units ..........................    16,110,284     20,735,773    4,412,647     5,530,289
                                                -----------   ------------   ----------   -----------
   Units purchased ..........................     1,614,965        338,474      167,219        71,680
   Units redeemed ...........................    (3,310,166)    (2,156,527)    (730,853)     (534,787)
                                                -----------   ------------   ----------   -----------
   Ending units .............................    14,415,083     18,917,720    3,849,013     5,067,182
                                                ===========   ============   ==========   ===========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                        VEWrldBd                  VEWrldEMkt
                                                ------------------------   -----------------------
                                                    2003         2002         2003         2002
                                                -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .............   $   725,914     (265,793)    (176,070)    (284,287)
   Realized gain (loss) on investments ......     4,437,001      296,954      428,676    9,476,279
   Change in unrealized gain (loss)
      on investments ........................       583,586    3,654,330    2,619,508   (7,241,037)
   Reinvested capital gains .................            --           --           --           --
                                                -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     5,746,501    3,685,491    2,872,114    1,950,955
                                                -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............       829,131      385,455      728,152    1,178,072
   Transfers between funds ..................    (3,249,576)   9,962,297    1,226,146   11,383,646
   Redemptions (note 3) .....................    (6,277,170)  (4,297,270)  (4,358,912)  (4,864,612)
   Annuity benefits .........................       (14,063)     (12,342)      (7,632)      (2,123)
   Annual contract maintenance charges
      (note 2) ..............................       (18,241)      (9,785)     (12,679)     (15,864)
   Contingent deferred sales charges
      (note 2) ..............................       (28,461)     (33,456)     (25,472)     (40,966)
   Adjustments to maintain reserves .........        (1,122)          91      (19,218)       8,056
                                                -----------   ----------   ----------   ----------
         Net equity transactions ............    (8,759,502)   5,994,990   (2,469,615)   7,646,209
                                                -----------   ----------   ----------   ----------

Net change in contract owners' equity .......    (3,013,001)   9,680,481      402,499    9,597,164
Contract owners' equity beginning
   of period ................................    62,585,851   37,771,911   35,845,518   42,891,637
                                                -----------   ----------   ----------   ----------
Contract owners' equity end of period .......   $59,572,850   47,452,392   36,248,017   52,488,801
                                                ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..........................     4,136,893    2,997,728    5,964,059    6,836,908
                                                -----------   ----------   ----------   ----------
   Units purchased ..........................     2,323,111      628,565    6,635,960    1,340,025
   Units redeemed ...........................    (2,928,170)    (142,597)  (7,100,644)    (292,437)
                                                -----------   ----------   ----------   ----------
   Ending units .............................     3,531,834    3,483,696    5,499,375    7,884,496
                                                ===========   ==========   ==========   ==========

                                                       VEWrldHAs           VKCorPlus2
                                                -----------------------   --------------
                                                   2003         2002        2003    2002
                                                ----------   ----------   -------   ----
Investment activity:
   Net investment income (loss) .............      (43,096)       3,716       (52)    --
   Realized gain (loss) on investments ......   (1,543,321)    (744,621)        2     --
   Change in unrealized gain (loss)
      on investments ........................    3,367,494    3,899,857      (203)    --
   Reinvested capital gains .................           --           --        --     --
                                                ----------   ----------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    1,781,077    3,158,952      (253)    --
                                                ----------   ----------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............      808,306      807,242   118,552     --
   Transfers between funds ..................   (3,482,332)  12,324,814        --     --
   Redemptions (note 3) .....................   (2,737,423)  (3,992,857)       --     --
   Annuity benefits .........................       (1,765)      (1,997)       --     --
   Annual contract maintenance charges
      (note 2) ..............................      (13,510)     (14,557)       --     --
   Contingent deferred sales charges
      (note 2) ..............................      (15,769)     (26,058)       --     --
   Adjustments to maintain reserves .........          271        8,043        --     --
                                                ----------   ----------   -------    ---
         Net equity transactions ............   (5,442,222)   9,104,630   118,552     --
                                                ----------   ----------   -------    ---

Net change in contract owners' equity .......   (3,661,145)  12,263,582   118,299     --
Contract owners' equity beginning
   of period ................................   38,140,010   35,871,527        --     --
                                                ----------   ----------   -------    ---
Contract owners' equity end of period .......   34,478,865   48,135,109   118,299     --
                                                ==========   ==========   =======    ===

CHANGES IN UNITS:
   Beginning units ..........................    3,463,167    3,093,490        --     --
                                                ----------   ----------   -------    ---
   Units purchased ..........................    1,940,438      945,198    11,788     --
   Units redeemed ...........................   (2,482,146)    (178,714)       --     --
                                                ----------   ----------   -------    ---
   Ending units .............................    2,921,459    3,859,974    11,788     --
                                                ==========   ==========   =======    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                         VKEmMkt               VKEmMkt2
                                                ------------------------   --------------
                                                    2003         2002        2003    2002
                                                -----------   ----------   -------   ----
Investment activity:
   Net investment income (loss) .............   $  (140,866)     (94,865)     (335)    --
   Realized gain (loss) on investments ......     1,171,361      (39,584)    1,449     --
   Change in unrealized gain (loss)
      on investments ........................     2,194,969     (226,098)    2,523     --
   Reinvested capital gains .................            --           --        --     --
                                                -----------   ----------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     3,225,464     (360,547)    3,637     --
                                                -----------   ----------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............       694,034      312,429   232,683     --
   Transfers between funds ..................     6,900,307    5,681,727   (21,989)    --
   Redemptions (note 3) .....................    (1,649,651)  (1,264,750)     (999)    --
   Annuity benefits .........................            --           --        --     --
   Annual contract maintenance charges
      (note 2) ..............................        (6,063)      (4,120)       --     --
   Contingent deferred sales charges
      (note 2) ..............................       (10,248)     (12,596)       --     --
   Adjustments to maintain reserves .........         2,675       (8,532)       45     --
                                                -----------   ----------   -------    ---
         Net equity transactions ............     5,931,054    4,704,158   209,740     --
                                                -----------   ----------   -------    ---

Net change in contract owners' equity .......     9,156,518    4,343,611   213,377     --
Contract owners' equity beginning
   of period ................................    15,512,825    9,974,855        --     --
                                                -----------   ----------   -------    ---
Contract owners' equity end of period .......   $24,669,343   14,318,466   213,377     --
                                                ===========   ==========   =======    ===

CHANGES IN UNITS:
   Beginning units ..........................     1,362,649      945,006        --     --
                                                -----------   ----------   -------    ---
   Units purchased ..........................     2,254,397      490,620    20,289     --
   Units redeemed ...........................    (1,761,047)     (72,799)   (2,008)    --
                                                -----------   ----------   -------    ---
   Ending units .............................     1,855,999    1,362,827    18,281     --
                                                ===========   ==========   =======    ===

                                                        VKUSRealEst          VKUSRealEst2
                                                -------------------------   --------------
                                                    2003          2002        2003    2002
                                                -----------   -----------   -------   ----
Investment activity:
   Net investment income (loss) .............      (822,086)     (922,331)   (1,056)   --
   Realized gain (loss) on investments ......       (85,366)    2,652,956       181    --
   Change in unrealized gain (loss)
      on investments ........................    15,936,864    10,710,160    16,565    --
   Reinvested capital gains .................            --            --        --    --
                                                -----------   -----------   -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    15,029,412    12,440,785    15,690    --
                                                -----------   -----------   -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............     2,370,028     2,393,018   778,816    --
   Transfers between funds ..................    (4,872,598)   25,495,243    17,778    --
   Redemptions (note 3) .....................   (12,666,244)  (11,770,811)   (7,505)   --
   Annuity benefits .........................        (7,275)       (6,639)       --    --
   Annual contract maintenance charges
      (note 2) ..............................       (33,659)      (28,860)       --    --
   Contingent deferred sales charges
      (note 2) ..............................       (76,496)      (92,579)       --    --
   Adjustments to maintain reserves .........      (118,845)       (7,411)      (14)   --
                                                -----------   -----------   -------   ---
         Net equity transactions ............   (15,405,089)   15,981,961   789,075    --
                                                -----------   -----------   -------   ---

Net change in contract owners' equity .......      (375,677)   28,422,746   804,765    --
Contract owners' equity beginning
   of period ................................   127,220,471   130,439,961        --    --
                                                -----------   -----------   -------   ---
Contract owners' equity end of period .......   126,844,794   158,862,707   804,765    --
                                                ===========   ===========   =======   ===

CHANGES IN UNITS:
   Beginning units ..........................     6,388,968     6,412,848        --    --
                                                -----------   -----------   -------   ---
   Units purchased ..........................       795,269       915,864    71,914    --
   Units redeemed ...........................    (1,560,993)     (209,615)     (677)   --
                                                -----------   -----------   -------   ---
   Ending units .............................     5,623,244     7,119,097    71,237    --
                                                ===========   ===========   =======   ===

See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-II

                          NOTES TO FINANCIAL STATEMENTS

                              June 30, 2003 and 2002
                                   (UNAUDITED)

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                  AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2) AIM VIF - Capital Appreciation Fund - Series II Shares
                     (AIMCapAp2)
                  AIM VIF - Capital Development Fund - Series II Shares
                     (AIMCapDev2)
                  AIM VIF - International Growth Fund - Series II Shares
                     (AIMIntGr2)*

               Portfolios of the AllianceBernstein Variable Products Series
                  Fund, Inc. (Alliance VPSF);
                  Alliance VPSF - AllianceBernstein Growth & Income Portfolio -
                     Class B (AlGrIncB)
                  Alliance VPSF - AllianceBernstein Small Cap Value Portfolio -
                     Class B (AISmCapValB)

               Portfolios of the American Century Variable Portfolios,
                  Inc. (American Century VP);
                  American Century VP - Balanced Fund - Class I (ACVPBal) American Century VP - Capital Appreciation Fund - Class I
                     (ACVPCapAp)
                  American Century VP - Income & Growth Fund - Class I
                     (ACVPIncGr)
                  American Century VP - Income & Growth Fund - Class II
                     (ACVPIncGr2)
                  American Century VP - Inflation Protection Fund - Class II
                     (ACVPInflaPro)\
                  American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class II (ASVPInt2) American Century VP - International Fund - Class III
                     (ACVPInt3)
                  American Century VP - Ultra(R) Fund - Class I (ACVPUltra) American Century VP - Ultra(R) Fund - Class II (ACVPUltra2) American Century VP - Value Fund - Class I (ACVPVal)
                  American Century VP - Value Fund - Class II (ACVPVal2)

               Portfolios of the American Variable Insurance Series (American
                  VIS);
                  American VIS - Growth Fund - Class I (AmerGro)
                  American VIS - High-Yield Bond Fund - Class I (AmerHiYld) American VIS - U.S. Government/AAA-Rated Securities Fund -
                     Class I (AmerUSGvt)

               Portfolios of the Credit Suisse Trust (Cr);
                  Credit Suisse Trust - Global Post-Venture Capital Portfolio
                     (CSGPVen)
                  Credit Suisse Trust - International Focus Portfolio (CSIntFoc) Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                     (DrySmCapIxS)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

               Portfolio of the The Dreyfus Socially Responsible Growth Fund,
                  Inc.;
                  Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

               Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Dreyfus Stock Index Fund, Inc. - Service Shares (DryStkIxS)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares
                     (DryVIFApp)
                  Dreyfus VIF - Appreciation Portfolio - Service Shares
                     (DryVIFAppS)
                  Dreyfus VIF - Developing Leaders Portfolio - Service Shares
                     (DryVIFDevLdS)
                  Dreyfus VIF - Growth and Income Portfolio - Initial Shares
                     (DryVIFGrInc)

               Portfolios of the Federated Insurance Series (Federated IS);
                  Federated IS - American Leaders Fund II - Service Shares
                     (FedAmLeadS)
                  Federated IS - Capital Appreciation Fund II - Service Shares
                     (FedCapApS)
                  Federated IS - Quality Bond Fund II - Primary Shares
                     (FedQualBd)
                  Federated IS - Quality Bond Fund II - Service Shares
                     (FedQualBdS)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                  (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
                     (FidVIPEI)
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2
                     (FidVIPEI2)
                  Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr) Fidelity(R) VIP - Growth Portfolio - Service Class 2
                     (FidVIPGr2)
                  Fidelity(R) VIP - High Income Portfolio - Initial Class
                     (FidVIPHI)
                  Fidelity(R) VIP - Overseas Portfolio - Initial Class
                     (FidVIPOv)
                  Fidelity(R) VIP - Overseas Portfolio - Initial Class R
                     (FidVIPOvR)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class 2
                     (FidVIPOvS2)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund II
                  (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
                     (FidVIPAM)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
                     (FidVIPCon)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2
                     (FidVIPCon2)
                  Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service
                     Class (FidVIPIGBdS)
                  Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service
                     Class 2 (FidVIPIGBd2)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                  III (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial
                     Class (FidVIPGrOp)
                  Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
                     (FidVIPMCap2)
                  Fidelity(R) VIP III - Value Strategies Portfolio - Service
                     Class (FidVIPValS)
                  Fidelity(R) VIP III - Value Strategies Portfolio - Service
                     Class 2 (FidVIPValS2)

               Portfolios of the Franklin Templeton Variable Insurance Products
                  Trust (Franklin Templeton VIP);
                  Franklin Templeton VIP - Franklin Rising Dividends Securities
                     Fund - Class II (FrVIPRisDiv2)
                  Franklin Templeton VIP - Franklin Small Cap Value Securities
                     Fund - Class II (FrVIPSmCapV2)
                  Franklin Templeton VIP - Templeton Foreign Securities Fund -
                     Class 2 (FrVIPForSec2)

               Portfolios of the Gartmore Variable Insurance Trust
                  (Gartmore GVIT);
                  Gartmore GVIT Comstock Value Fund - Class II (GVITCVal2) Gartmore GVIT Dreyfus International Value Fund - Class II
                     (GVITIntVal2)
                  Gartmore GVIT Dreyfus International Value Fund - Class III
                     (GVITIntVal3)
                  Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
                     (GVITDMidCapI)
                  Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Emerging Markets Fund - Class II (GVITEmMrkts2) Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3) Gartmore GVIT Federated High Income Bond Fund - Class I
                     (GVITFHiInc)
                  Gartmore GVIT Global Financial Services Fund - Class II
                     (GVITGlFin2)
                  Gartmore GVIT Global Financial Services Fund - Class III
                     (GVITGlFin3)
                  Gartmore GVIT Global Health Sciences Fund - Class II
                     (GVITGlHlth2)
                  Gartmore GVIT Global Health Sciences Fund - Class III
                     (GVITGlHlth3)
                  Gartmore GVIT Global Technology and Communications Fund -
                     Class I (GVITGlTech)

                  Gartmore GVIT Global Technology and Communications Fund -
                     Class II (GVITGlTech2)
                  Gartmore GVIT Global Technology and Communications Fund -
                     Class III (GVITGlTech3)
                  Gartmore GVIT Global Utilities Fund - Class II (GVITGlUtl2) Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                  Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                  Gartmore GVIT ID Conservative Fund (GVITIDCon)
                  Gartmore GVIT ID Moderate Fund (GVITIDMod)
                  Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT International Growth Fund - Class I (GVITIntGro) Gartmore GVIT International Growth Fund - Class III
                     (GVITIntGro3)
                  Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr) Gartmore GVIT Mid Cap Growth Fund - Class II (GVITSMdCpGr2) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                  Gartmore GVIT Nationwide(R) Fund: Class I (GVITNWFund) Gartmore GVIT Nationwide(R) Fund: Class II (GVITNWFund2) Gartmore GVIT Nationwide(R) Leaders Fund - Class III
                     (GVITLead3)
                  Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2) Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc) Gartmore GVIT Turner Growth Focus Fund - Class III
                     (GVITTGroFoc3)
                  Gartmore GVIT U.S. Growth Leaders Fund - Class II (GVITUSGro2) Gartmore GVIT U.S. Growth Leaders Fund - Class III
                     (GVITUSGro3)
                  Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
                     (GVITVKMultiSec)

               Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Balanced Portfolio - Service Shares (JanBal)
                  Janus AS - Capital Appreciation Portfolio - Service Shares
                     (JanCapAp)
                  Janus AS - Global Technology Portfolio - Service II Shares
                     (JanGlTechS2)
                  Janus AS - Global Technology Portfolio - Service Shares
                     (JanGlTech)
                  Janus AS - International Growth Portfolio - Service II Shares
                     (JanIntGroS2)
                  Janus AS - International Growth Portfolio - Service Shares
                     (JanIntGro)
                  Janus AS - Risk-Managed Large Cap Core Portfolio - Service
                     Shares (JanRMgLgCap)

               Portfolios of the MFS(R) Variable Insurance Trust(SM) (MFS(R)
                  VIT);
                  MFS(R) VIT - Investors Growth Series - Service Class
                     (MFSInvGrS)
                  MFS(R) VIT - Value Series - Service Class (MFSValS)

               Portfolios of the Neuberger Berman Advisers Management Trust
                  (Neuberger Berman AMT);
                  Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
                     (NBAMTFasc)
                  Neuberger Berman AMT - Growth Portfolio(R) (NBAMTGro) Neuberger Berman AMT - Guardian Portfolio - I Class Shares
                     (NBAMTGuard)
                  Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)
                     (NBAMTLMat)
                  Neuberger Berman AMT - Mid Cap Growth Portfolio - S Class
                     (NBAMTMCGrS)
                  Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart) Neuberger Berman AMT - Socially Responsive Portfolio
                     (NBAMSocRes)

               Portfolios of the One Group(R) Investment Trust (One Group(R)
                  IT);
                  One Group(R) IT Balanced Portfolio (OGBal)*
                  One Group(R) IT Bond Portfolio (OGBond)*
                  One Group(R) IT Diversified Equity Portfolio (OGDivEq)*
                  One Group(R) IT Diversified Mid Cap Portfolio (OGDivMidCap)* One Group(R) IT Equity Index Portfolio (OGEqIndx)*

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                  One Group(R) IT Government Bond Portfolio (OGGvtBd)* One Group(R) IT Large Cap Growth Portfolio (OGLgCapGr)* One Group(R) IT Mid Cap Growth Portfolio (OGMidCapGr)* One Group(R) IT Mid Cap Value Portfolio (OGMidCapV)*

               Portfolios of the Oppenheimer Aggressive Growth Fund/VA - Initial
                  Class;
                  Oppenheimer Aggressive Growth Fund/VA - Initial Class
                     (OppAggGro)
                  Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
                  Oppenheimer Capital Appreciation Fund/VA - Initial Class
                     (OppCapAp)
                  Oppenheimer Capital Appreciation Fund/VA - Service Class
                     (OppCapApS)
                  Oppenheimer Global Fund A (OppGlob)*
                  Oppenheimer Global Securities Fund/VA - Class III (OppGlSec3) Oppenheimer Global Securities Fund/VA - Initial Class
                     (OppGlSec)
                  Oppenheimer Global Securities Fund/VA - Service Class
                     (OppGlSecS)
                  Oppenheimer High Income Fund/VA - Service Class (OppHighIncS) Oppenheimer Main Street(R) Fund/VA - Initial Class (OppMSFund) Oppenheimer Main Street(R) Fund/VA - Service Class
                     (OppMSFundS)
                  Oppenheimer Main Street(R) Small Cap Fund/VA - Service Class
                     (OppMSSmCapS)
                  Oppenheimer Multiple Strategies Fund/VA - Initial Class
                     (OppMultStr)

               Portfolios of the Putnam Variable Trust (Putnam VT);
                  Putnam VT Discovery Growth Fund - IB Shares (PVTDiscGro) Putnam VT Growth & Income Fund - IB Shares (PVTGroInc) Putnam VT International Equity Fund - IB Shares (PVTIntEq)

               Strong Opportunity Fund II, Inc. (StOpp2)

               Portfolios of the Strong Variable Insurance Funds, Inc. - Strong
                  Discovery Fund II;
                  Strong VIF - Strong Discovery Fund II (StDisc2)

               Portfolios of the Van Eck Worldwide Insurance Trust
                  (Van Eck WIT);
                  Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

               Portfolios of the Van Kampen Universal Institutional Funds, Inc.
                  (Van Kampen UIF);
                  Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II
                     (VKCorPlus2)
                  Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
                     (VKEmMkt)
                  Van Kampen UIF - Emerging Markets Debt Portfolio - Class II
                     (VKEmMkt2)
                  Van Kampen UIF - U.S. Real Estate Portfolio - Class A
                     (VKUSRealEst)
                  Van Kampen UIF - U.S. Real Estate Portfolio - Class II
                     (VKUSRealEst2)

               * At June 30, 2003, contract owners have not invested in the fund.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust - Money Market Fund - Class I.

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Con-sequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge. For contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after December 15, 1988, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company:(a) for The BEST OF AMERICA(R) contracts, an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units; and (b) for The BEST OF AMERICA(R) contracts issued prior to December 15, 1988, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for The BEST OF AMERICA(R) contracts issued on or after December 15, 1988, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for The BEST OF AMERICA(R) America's Vision Annuity(SM) contracts, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively; and for The BEST OF AMERICA(R) Nationwide Insurance Enterprise Annuity contracts, a mortality risk charge assessed through the daily unit value calculation equal to an annual rate of 0.80%. Additional charges are assessed if contract options are selected. Charges related to contract options are described in the applicable product prospectus.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

     The following table provides mortality and expense risk charges by asset fee rates for the six month period ended June 30, 2003:

                           Total      AIMBValue2   AIMCapAp2   AIMCapDev2   AlGrIncB   AISmCapValB   ACVPBal   ACVPCapAp
                        -----------   ----------   ---------   ----------   --------   -----------   -------   ---------
0.80% ...............   $   100,780        --          --          --            --         --           995        819
1.10% ...............            17        --          --          --            --         --            --         --
1.15% ...............        10,409        11          33         146            36         71            --         --
1.20% ...............           200        --          --          --            19          1            --         --
1.25% ...............         3,446        23           4          21            66         22            --         --
1.30% ...............    37,232,219        --          --          --           156         --       370,285    647,428
1.40% ...............    27,592,106         2          --          --            --         --       337,488    221,760
1.45% ...............       102,656        28          88          --            60          5            --         --
1.50% ...............         2,064        17           4           2            87          3            --         --
1.55% ...............       119,441        35         355           4           710         67            --         --
1.60% ...............         4,525        --          --           1             5          2            --         --
1.65% ...............         4,574        --          27          --             2          1            --         --
1.70% ...............         3,164       102          --          --           106        106            --         --
1.75% ...............         1,811         4          27          33             1         43            --         --
1.80% ...............         5,810        28          79          16            81         34            --         --
1.85% ...............         7,989         2          35         107         1,251         80            --         --
1.90% ...............           969        --          --          --             7          4            --         --
1.95% ...............         1,171         1          --          --            26          7            --         --
2.00% ...............         1,442        25          --          --            --         --            --         --
2.05% ...............           740        26          13           5            --         17            --         --
2.10% ...............         7,571        10           9          10           114         13            --         --
2.15% ...............           278         4           3           3            11         --            --         --
2.20% ...............         1,602        --          --          --            68         --            --         --
2.25% ...............            81        --          --          --            --         --            --         --
2.30% ...............            64        --          --           3            --          3            --         --
2.35% ...............           122        --          --          --            --         --            --         --
2.40% ...............           155        --          --          --            --         --            --         --
2.45% ...............           140        --          --          --            --         --            --         --
2.50% ...............             9         3          --          --            --         --            --         --
2.60% ...............            73        --          --          --            --         --            --         --
2.70% ...............            38        --          --          --            --         --            --         --
2.75% ...............            99        --          --          --            --         --            --         --
                        -----------       ---         ---         ---         -----        ---       -------    -------
   Total ............   $65,205,765       321         677         351         2,806        479       708,768    870,007
                        ===========       ===         ===         ===         =====        ===       =======    =======

                        ACVPIncGr   ACVPIncGr2   ACVPInflaPro   ACVPInt   ASVPInt2   ACVPInt3   ACVPUltra   ACVPUltra2
                        ---------   ----------   ------------   -------   --------   --------   ---------   ----------
0.80% ...............    $    266       --              4           830        --         205        18         --
1.10% ...............          --       --             --            --         2          --        --         --
1.15% ...............          --       69             91            --         8          --        --         77
1.20% ...............          --       14             --            --        --          --        --         --
1.25% ...............          --       31            101            --        10          --        --         30
1.30% ...............     145,950       --            536       288,927        --      63,285     6,814         --
1.40% ...............     124,708       30            790       273,093        --      48,572     8,562          1
1.45% ...............          --       96            258            --     1,082          --        --          3
1.50% ...............          --       65             78            --        15          --        --          7
1.55% ...............          --       64            228            --       744          --        --         74
1.60% ...............          --        4             --            --       153          --        --          4
1.65% ...............          --       15             62            --         6          --        --          9
1.70% ...............          --       --             --            --        --          --        --          4
1.75% ...............          --       --             69            --        --          --        --         69
1.80% ...............          --       12             75            --        35          --        --         39
1.85% ...............          --      344             --            --        --          --        --        165
1.90% ...............          --        5              1            --         1          --        --         --
1.95% ...............          --       21            385            --        --          --        --         --
2.00% ...............          --       --             40            --        --          --        --         25
2.05% ...............          --        8             17            --         9          --        --         --
2.10% ...............          --       37             46            --        88          --        --          7
2.30% ...............          --       20             --            --        --          --        --         --
2.40% ...............          --       19             --            --        --          --        --         --
                         --------      ---          -----       -------     -----     -------    ------        ---
   Total ............    $270,924      854          2,781       562,850     2,153     112,062    15,394        514
                         ========      ===          =====       =======     =====     =======    ======        ===

                         ACVPVal   ACVPVal2   AmerGro   AmerHiYld   AmerUSGvt   CSGPVen   CSIntFoc   CSSmCapGr
                        --------   --------   -------   ---------   ---------   -------   --------   ---------
0.80% ...............   $  1,818       --          --         --          --         91        169      1,354
1.15% ...............         --      150          --         --          --         --         --         --
1.25% ...............         --      145          --         --          --         --         --         --
1.30% ...............    490,303       --     107,528     11,457      21,201     23,020    147,663    418,752
1.40% ...............    447,069       77          --         --          --     15,172    187,523    349,012
1.45% ...............         --       42          --         --          --         --         --         --
1.50% ...............         --       21          --         --          --         --         --         --
1.55% ...............         --       72          --         --          --         --         --         --
1.60% ...............         --       13          --         --          --         --         --         --
1.65% ...............         --       80          --         --          --         --         --         --
1.70% ...............         --       17          --         --          --         --         --         --
1.75% ...............         --       46          --         --          --         --         --         --
1.80% ...............         --       22          --         --          --         --         --         --
1.85% ...............         --      177          --         --          --         --         --         --
2.00% ...............         --        4          --         --          --         --         --         --
2.05% ...............         --        5          --         --          --         --         --         --
2.10% ...............         --       80          --         --          --         --         --         --
2.15% ...............         --       13          --         --          --         --         --         --
2.25% ...............         --        1          --         --          --         --         --         --
                        --------      ---     -------     ------      ------     ------    -------    -------
   Total ............   $939,190      965     107,528     11,457      21,201     38,283    335,355    769,118
                        ========      ===     =======     ======      ======     ======    =======    =======

                        DrySmCapIxS   DrySRGro    DryStkIx   DryStklxS   DryVIFApp   DryVIFAppS   DryVIFDevLdS   DryVIFGrInc
                        -----------   --------   ---------   ---------   ---------   ----------   ------------   -----------
0.80% ...............     $     4        1,676       6,410       --         1,017          --           --             793
1.15% ...............          71           --          --      333            --          59          131              --
1.25% ...............          35           --          --       43            --          29            2              --
1.30% ...............      16,481      485,128   2,382,131       --       262,836          --           --         139,430
1.40% ...............      15,604      284,341   2,371,359       30       202,414          21           --         152,575
1.45% ...............          10           --          --      119            --          20           --              --
1.50% ...............           3           --          --       22            --          13           --              --
1.55% ...............         979           --          --      199            --         756           97              --
1.65% ...............          10           --          --      103            --          --            2              --
1.70% ...............           1           --          --       --            --           4            2              --
1.75% ...............          44           --          --       29            --          78            1              --
1.80% ...............          51           --          --       44            --         107           --              --
1.85% ...............          78           --          --       61            --         133            7              --
1.90% ...............          --           --          --        2            --          --           --              --
1.95% ...............          --           --          --       --            --          20           --              --
2.05% ...............           3           --          --       43            --           5           --              --
2.10% ...............          73           --          --       73            --           7           --              --
2.15% ...............          --           --          --       --            --           1           --              --
2.30% ...............          --           --          --       --            --          20           --              --
2.40% ...............          --           --          --       --            --           1           --              --
                          -------      -------   ---------    -----       -------       -----          ---         -------
   Total ............     $33,447      771,145   4,759,900    1,101       466,267       1,274          242         292,798
                          =======      =======   =========    =====       =======       =====          ===         =======

                        FedAmLeadS   FedCapApS   FedQualBd   FedQualBdS    FidVIPEI   FidVIPEI2    FidVIPGr   FidVIPGr2
                        ----------   ---------   ---------   ----------   ---------   ---------   ---------   ---------
0.80% ...............       $--          --           189          --         4,584        --         6,547        --
1.15% ...............        --           1            --         221            --       183            --        79
1.20% ...............        --          --            --          13            --        --            --        --
1.25% ...............        --           2            --         100            --       191            --        80
1.30% ...............        --          --       110,752          --     3,874,469        41     4,764,466        --
1.40% ...............        --          --       133,873         123     2,947,371       210     2,192,687         7
1.45% ...............        --           1            --         112            --        50            --        62
1.50% ...............        --          --            --          43            --       104            --        85
1.55% ...............         1          --            --         469            --       151            --       207
1.60% ...............        --          12            --           3            --        37            --        --
1.65% ...............        28          --            --         154            --        93            --       133
1.70% ...............        --           1            --         149            --         5            --       100
1.75% ...............        --          --            --          93            --       103            --        28
1.80% ...............         3          --            --         120            --       193            --        10
1.85% ...............        --           8            --          71            --       182            --        32
1.90% ...............        --          --            --         138            --       101            --         3
1.95% ...............        --          --            --          46            --        15            --        15
2.00% ...............        --          25            --          11            --       278            --       132
2.05% ...............        --          --            --          28            --        22            --        23
2.10% ...............        --           3            --         119            --        73            --        15
2.15% ...............         9          --            --          16            --        --            --         1
2.25% ...............        --          --            --           1            --        --            --         2
2.30% ...............        --          --            --          --            --         5            --         5
2.40% ...............         1          --            --          --            --         1            --        --
                            ---         ---       -------       -----     ---------     -----     ---------     -----
   Total ............       $42          53       244,814       2,030     6,826,424     2,038     6,963,700     1,019
                            ===         ===       =======       =====     =========     =====     =========     =====

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                         FidVIPHI     FidVIPOv   FidVIPOvR   FidVIPOvS2    FidVIPAM   FidVIPCon   FidVIPCon2   FidVIPIGBdS
                        ----------   ---------   ---------   ----------   ---------   ---------   ----------   -----------
0.80% ...............   $      919         174          93         --         1,070       3,458         --           2
1.10% ...............           --          --          --         --            --          --          7          --
1.15% ...............           --          --          --         25            --          --        407          --
1.20% ...............           --          --          --         --            --          --         23          --
1.25% ...............           --          --          --          2            --          --         99          --
1.30% ...............      829,095     746,325      74,908         --     2,053,617   2,199,890        257         363
1.40% ...............      885,086     272,212      42,799         20       797,847   2,000,600        194         149
1.45% ...............           --          --          --      1,458            --          --        204          --
1.50% ...............           --          --          --         45            --          --        163          --
1.55% ...............           --          --          --        763            --          --        211          --
1.60% ...............           --          --          --         77            --          --          6          --
1.65% ...............           --          --          --         --            --          --         95          --
1.70% ...............           --          --          --         50            --          --          6          --
1.75% ...............           --          --          --         --            --          --         80          --
1.80% ...............           --          --          --         67            --          --        244          --
1.85% ...............           --          --          --         --            --          --        517          --
1.90% ...............           --          --          --          1            --          --        106          --
1.95% ...............           --          --          --         --            --          --         16          --
2.00% ...............           --          --          --         26            --          --        112          --
2.05% ...............           --          --          --          2            --          --         20          --
2.10% ...............           --          --          --         --            --          --         95          --
2.15% ...............           --          --          --         --            --          --         25          --
2.25% ...............           --          --          --         --            --          --          3          --
2.30% ...............           --          --          --         --            --          --          1          --
2.40% ...............           --          --          --         --            --          --         19          --
                        ----------   ---------     -------      -----     ---------   ---------      -----         ---
   Total ............   $1,715,100   1,018,711     117,800      2,536     2,852,534   4,203,948      2,910         514
                        ==========   =========     =======      =====     =========   =========      =====         ===

                        FidVIPIGBd2   FidVIPGrOp   FidVIPMCap2   FidVIPVaIS
                        -----------   ----------   -----------   ----------
0.80% ...............     $   --            347          --             3
1.10% ...............         --             --          --            --
1.15% ...............        278             --         124            --
1.20% ...............         13             --          11            --
1.25% ...............          3             --          11            --
1.30% ...............         --        141,122         112        12,550
1.40% ...............         24        150,267          --        13,815
1.45% ...............        265             --          14            --
1.50% ...............         42             --          25            --
1.55% ...............        503             --       1,419            --
1.60% ...............          2             --           4            --
1.65% ...............         53             --          50            --
1.70% ...............         --             --          89            --
1.75% ...............         69             --          53            --
1.80% ...............        141             --         158            --
1.85% ...............         24             --         104            --
1.90% ...............         15             --           4            --
1.95% ...............         73             --          26            --
2.00% ...............        120             --          63            --
2.05% ...............          8             --           4            --
2.10% ...............      2,932             --         141            --
2.15% ...............         --             --          --            --
2.25% ...............         --             --          --            --
2.30% ...............         --             --          --            --
2.35% ...............         61             --          --            --
2.40% ...............         --             --           1            --
                          ------        -------       -----        ------
   Total ............     $4,626        291,736       2,413        26,368
                          ======        =======       =====        ======

                        FidVIPVaIS2   FrVIPRisDiv2   FrVIPSmCapV2   FrVIPForSec2
                        -----------   ------------   ------------   ------------
0.80% ...............        --             --            --              --
1.10% ...............        --              5             3              --
1.15% ...............        74            340           108              82
1.20% ...............        --             19             7               1
1.25% ...............         4             24            39               7
1.30% ...............         5            162            62              --
1.40% ...............        --             --             9              24
1.45% ...............         4            233            69             341
1.50% ...............         2             25            31               5
1.55% ...............        56            733           353             754
1.60% ...............         1              4            --              84
1.65% ...............        --             18            35              14
1.70% ...............        --             26            --              73
1.75% ...............        55              1             1              42
1.80% ...............        17            137           114              36
1.85% ...............        99            175            35              84
1.90% ...............        --             54             1              31
1.95% ...............        --             23            23              25
2.00% ...............        26             30            25              12
2.05% ...............        --             12             4               8
2.10% ...............        --            126            20              69
2.15% ...............        --             17            --              --
2.25% ...............        --             --            --               2
2.30% ...............        --             --            --               3
2.35% ...............        --             --            --              --
2.40% ...............        --              2            --              --
                            ---          -----           ---           -----
   Total ............       343          2,166           939           1,697
                            ===          =====           ===           =====

                        GVITCVal2   GVITIntVal2   GVITIntVal3   GVITDMidCapI
                        ---------   -----------   -----------   ------------
0.80% ...............      $--          --             --              887
1.15% ...............       40          --             --              352
1.25% ...............       --           1             --               70
1.30% ...............       --          --            760          204,392
1.40% ...............       --          --             98          164,825
1.45% ...............        6           6             --               18
1.50% ...............        1          --             --                6
1.55% ...............       24          --             --               88

                        GVITEmMrkts   GVITEmMrkts2   GVITEmMrkts3   GVITFHiInc
                        -----------   ------------   ------------   ----------
0.80% ...............         10             --           39             --
1.15% ...............         --             25           --            413
1.25% ...............         --             20           --             66
1.30% ...............      6,003             --        6,508             --
1.40% ...............      3,741             48        5,378             19
1.45% ...............         --          2,069           --          2,741
1.50% ...............         --             --           --             54
1.55% ...............         --            820           --            688

Continued               GVITCVal2   GVITIntVal2   GVITIntVal3   GVITDMidCapI
                        ---------   -----------   -----------   ------------
1.60% ...............       13           --            --              --
1.65% ...............       --           --            --              13
1.70% ...............       13           --            --               5
1.75% ...............       --           --            --              52
1.80% ...............        7           --            --              25
1.85% ...............       18           --            --             112
1.90% ...............        7           --            --               7
1.95% ...............       --           --            --              --
2.00% ...............       --           --            --              --
2.05% ...............       --           --            --              --
2.10% ...............       --           --            --              --
2.15% ...............       25           --            --              --
2.40% ...............       --           --            --              --
                          ----          ---           ---         -------
   Total ............     $154            7           858         370,852
                          ====          ===           ===         =======

                        GVITEmMrkts   GVITEmMrkts2   GVITEmMrkts3   GVITFHiInc
                        -----------   ------------   ------------   ----------
1.60% ...............         --            --              --            1
1.65% ...............         --            --              --           29
1.70% ...............         --            --              --           22
1.75% ...............         --            --              --           18
1.80% ...............         --             5              --          312
1.85% ...............         --            --              --           33
1.90% ...............         --             1              --           --
1.95% ...............         --            --              --            1
2.00% ...............         --            --              --           25
2.05% ...............         --            17              --            1
2.10% ...............         --            --              --          143
2.15% ...............         --            --              --            1
2.40% ...............         --            --              --            1
                           -----         -----          ------        -----
   Total ............      9,754         3,005          11,925        4,568
                           =====         =====          ======        =====

                        GVITGlFin2   GVITGlFin3   GVITGlHlth2   GVITGlHlth3   GVITGlTech   GVITGlTech2   GVITGlTech3   GVITGlUtl2
                        ----------   ----------   -----------   -----------   ----------   -----------   -----------   ----------
0.80% ...............      $ --            88          --             22            51          --               3          --
1.15% ...............        58            --          19             --            --          64              --          58
1.25% ...............         5            --          11             --            --           9              --          --
1.30% ...............        --         4,278          --         10,037         6,456          --          12,678          --
1.40% ...............         3         2,516          --          7,035         1,538          --           5,105          --
1.45% ...............        18            --          11             --            --          12              --          --
1.50% ...............        --            --           2             --            --          --              --          --
1.55% ...............        54            --           4             --            --          63              --          51
1.65% ...............        --            --           3             --            --          --              --          --
1.70% ...............        --            --           3             --            --          --              --          --
1.75% ...............        --            --          --             --            --          --              --           7
1.80% ...............         3            --          13             --            --          12              --          10
1.85% ...............        --            --          --             --            --          --              --         646
2.10% ...............        --            --          23             --            --          22              --          22
2.15% ...............        --            --           1             --            --          --              --          --
2.30% ...............        --            --           2             --            --          --              --          --
2.40% ...............        --            --           2             --            --          --              --           1
                           ----         -----         ---         ------         -----         ---          ------         ---
   Total ............      $141         6,882          94         17,094         8,045         182          17,786         795
                           ====         =====         ===         ======         =====         ===          ======         ===

                        GVITGlUtl3   GVITGvtBd   GVITGrowth   GVITIDAgg   GVITIDCon   GVITIDMod   GVITIDModAgg   GVITIDModCon
                        ----------   ---------   ----------   ---------   ---------   ---------   ------------   ------------
0.80% ...............     $   --         4,356       4,513         174         175       1,328        1,659          1,633
1.15% ...............         --           871          --           1          47         363          149          1,126
1.20% ...............         --            19          --          --          --          --           --             --
1.25% ...............         --           185          --         301          10         303           83             59
1.30% ...............      3,301     1,717,448     335,518       9,144      33,449      57,053       25,465         27,797
1.40% ...............      1,389     1,685,609     208,007       5,150      78,301      85,656       44,133         39,730
1.45% ...............         --           300          --          28         530         128           84            213
1.50% ...............         --            38          --          16          12          75            4             --
1.55% ...............         --         1,241          --          96         958       1,977          175            372
1.60% ...............         --            --          --          --          --          18           --              5
1.65% ...............         --           299          --           1         114         514          175            135
1.70% ...............         --            31          --           2          94          52           --            108
1.75% ...............         --            59          --          --          51          86            1             --
1.80% ...............         --           249          --          --         329         103          553            153
1.85% ...............         --            29          --          --         497         380        1,031             89
1.90% ...............         --            19          --          --          52          32           13             30
1.95% ...............         --           229          --          --           1           2           11             --
2.00% ...............         --           204          --          --          16          --           27              5
2.05% ...............         --            19          --          19          54           1           --             82
2.10% ...............         --         1,595          --          10         159         109           31            187
2.15% ...............         --             5          --          --          48          30           30             --
2.20% ...............         --            --          --          --          --          --        1,534             --
2.25% ...............         --            --          --          17           2          39            4              7
2.30% ...............         --            --          --          --          --          --            2             --
2.35% ...............         --            61          --          --          --          --           --             --
2.40% ...............         --            --          --          --          67          18           --             11
2.60% ...............         --            --          --          --          --          --           73             --
2.70% ...............         --            --          --          --          --          --           38             --
2.75% ...............         --            --          --          --          --          --           99             --
                          ------     ---------     -------      ------     -------     -------       ------         ------
   Total ............     $4,690     3,412,866     548,038      14,959     114,966     148,267       75,374         71,742
                          ======     =========     =======      ======     =======     =======       ======         ======

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                        GVITIntGro   GVITIntGro3   GVITSMdCpGr   GVITSMdCpGr2   GVITMyMkt   GVITNWFund   GVITNWFund2   GVITLead3
                        ----------   -----------   -----------   ------------   ---------   ----------   -----------   ---------
0.80% ...............      $ 28            --            229          --            9,646       16,073        --            57
1.15% ...............        --            --             --           1            1,346           --        62            --
1.20% ...............        --            --             --          --               --           --         2            --
1.25% ...............        --            --             --           1              359           --         5            --
1.30% ...............        --         1,577         45,995          --        2,582,564    1,639,566        --         4,463
1.40% ...............       759         4,473         39,319          --        2,160,960    1,088,676        --         2,346
1.45% ...............        --            --             --           1           78,188           --        14            --
1.50% ...............        --            --             --           6               20           --       219            --
1.55% ...............        --            --             --           2           90,402           --        61            --
1.60% ...............        --            --             --          --            3,951           --        --            --
1.65% ...............        --            --             --          --            1,610           --        34            --
1.70% ...............        --            --             --          --            1,650           --        --            --
1.75% ...............        --            --             --          --              337           --        --            --
1.80% ...............        --            --             --           1            1,216           --         2            --
1.85% ...............        --            --             --          --              260           --         1            --
1.90% ...............        --            --             --          --               36           --        --            --
2.00% ...............        --            --             --          --               31           --        --            --
2.10% ...............        --            --             --          --              240           --        37            --
2.15% ...............        --            --             --          --               14           --        --            --
2.45% ...............        --            --             --          --              140           --        --            --
                           ----         -----         ------         ---        ---------    ---------       ---         -----
   Total ............      $787         6,050         85,543          12        4,932,970    2,744,315       437         6,866
                           ====         =====         ======         ===        =========    =========       ===         =====

                        GVITSmCapGr   GVITSmCapGr2   GVITSmCapVal   GVITSmCapVal2
                        -----------   ------------   ------------   -------------
0.80% ...............     $   152          --             2,143           --
1.15% ...............          --         121                --           69
1.20% ...............          --          --                --           --
1.25% ...............          --           3                --           73
1.30% ...............      43,363          --           406,308            4
1.40% ...............      32,681          --           292,763           --
1.45% ...............          --          11                --           12
1.50% ...............          --          58                --            5
1.55% ...............          --         454                --          103
1.65% ...............          --          --                --            3
1.70% ...............          --           4                --            5
1.75% ...............          --          --                --           --
1.80% ...............          --          34                --           14
1.85% ...............          --          --                --           --
1.90% ...............          --          --                --           11
1.95% ...............          --          --                --           --
2.05% ...............          --          17                --           --
2.10% ...............          --          10                --           74
                          -------         ---           -------          ---
   Total ............     $76,196         712           701,214          373
                          =======         ===           =======          ===

                        GVITSmComp   GVITSmComp2   GVITTGroFoc   GVITTGroFoc3
                        ----------   -----------   -----------   ------------
0.80% ...............        5,110         --            25             2
1.15% ...............           --         65            --            --
1.20% ...............           --         10            --            --
1.25% ...............           --          8            --            --
1.30% ...............      613,299        156         5,107         3,795
1.40% ...............      589,918          3         1,332         2,116
1.45% ...............           --         55            --            --
1.50% ...............           --         46            --            --
1.55% ...............           --        740            --            --
1.65% ...............           --          1            --            --
1.70% ...............           --          4            --            --
1.75% ...............           --          1            --            --
1.80% ...............           --         62            --            --
1.85% ...............           --         50            --            --
1.90% ...............           --         22            --            --
1.95% ...............           --          1            --            --
2.05% ...............           --         --            --            --
2.10% ...............           --        114            --            --
                         ---------      -----         -----         -----
   Total ............    1,208,327      1,338         6,464         5,913
                         =========      =====         =====         =====

                        GVITUSGro2   GVITUSGro3   GVITVKMultiSec   JanBal   JanCapAp   JanGlTechS2   JanGlTech   JanIntGroS2
                        ----------   ----------   --------------   ------   --------   -----------   ---------   -----------
0.80% ...............      $ --           146            194          --         494         11            61          15
1.15% ...............        64            --             33          58          31         --            --          --
1.25% ...............         2            --             36           3          20         --            --          --
1.30% ...............        --         7,130         73,986          --     129,028     15,732        31,714      23,227
1.40% ...............        --         8,881         87,548          --     101,271      6,350        22,636      14,831
1.45% ...............         6            --             51         281          70         --            --          --
1.50% ...............       122            --             17          17          23         --            --          --
1.55% ...............       109            --             66         150          26         --            --          --
1.60% ...............        --            --              2          --          --         --            --          --
1.65% ...............        --            --             60          59           6         --            --          --
1.70% ...............         2            --            107          --          --         --            --          --
1.75% ...............         7            --             18           3          --         --            --          --
1.80% ...............        32            --             95          10          21         --            --          --
1.85% ...............        --            --             47          --          --         --            --          --
1.90% ...............        --            --              2          --          14         --            --          --
1.95% ...............        --            --             68          --           8         --            --          --
2.05% ...............        --            --             49          --           1         --            --          --
2.10% ...............        46            --            157          14          --         --            --          --
2.15% ...............        --            --              3          --           5         --            --          --
2.40% ...............        --            --              1          --          --         --            --          --
                           ----        ------        -------         ---     -------     ------        ------      ------
   Total ............      $390        16,157        162,540         595     231,018     22,093        54,411      38,073
                           ====        ======        =======         ===     =======     ======        ======      ======

                        JanIntGro   JanRMgLgCap   MFSInvGrS   MFSValS   NBAMTFasc    NBAMTGro   NBAMTGuard   NBAMTLMat
                        ---------   -----------   ---------   -------   ---------   ---------   ----------   ---------
0.80% ...............    $   179         --           --         --         --          1,083        404          800
1.15% ...............         17         --           81        155         38             --         --          510
1.20% ...............         --         --            2         --         --             --         --           --
1.25% ...............         74         --           13          6          4             --         --           25
1.30% ...............     49,255         --           --         --         --        755,740     78,491      495,699
1.40% ...............     31,959         --           20         --         --        249,994     75,061      468,791
1.45% ...............         37         --           16         32         --             --         --          408
1.50% ...............         --         --           10          2          3             --         --          130
1.55% ...............        815         --           13         17          3             --         --        1,516
1.60% ...............         --         --            3         --         --             --         --           --
1.65% ...............          7         --           15         48         --             --         --           63
1.70% ...............         --         --          111          2          2             --         --            1
1.75% ...............          3         --           --         81         10             --         --            8
1.80% ...............          2         --           33        107         18             --         --           73
1.85% ...............         --         --           29        138         77             --         --            1
1.90% ...............         --         --            5         --         --             --         --          133
1.95% ...............          1         --            5         11          1             --         --           69
2.00% ...............         --         --           --         --         --             --         --           39
2.05% ...............          9         --           --          4         --             --         --           60
2.10% ...............         --         --           21         56         --             --         --           74
2.15% ...............         --         --           --          8         --             --         --            5
2.25% ...............         --         --           --         --         --             --         --            1
2.40% ...............         --         --           --          1         --             --         --           --
2.50% ...............         --         --            3         --         --             --         --           --
                         -------        ---          ---        ---        ---      ---------    -------      -------
   Total ............    $82,358         --          380        668        156      1,006,817    153,956      968,406
                         =======        ===          ===        ===        ===      =========    =======      =======

                        NBAMTMCGrS   NBAMTPart   NBAMSocRes   OppAggGro    OppBdFd    OppCapAp   OppCapApS   OppGlSec3
                        ----------   ---------   ----------   ---------   ---------   --------   ---------   ---------
0.80% ...............     $   --         1,885       --            325        1,689      2,247       --            15
1.15% ...............        248            --        1             --           --         --       73            --
1.25% ...............         30            --       --             --           --         --      110            --
1.30% ...............         --       583,515       --         79,887      769,905    525,083       --        10,300
1.40% ...............        117       685,236       --         47,739      855,431    391,878       --        11,372
1.45% ...............         26            --        1             --           --         --      139            --
1.50% ...............         82            --       --             --           --         --       17            --
1.55% ...............        489            --       14             --           --         --      100            --
1.65% ...............         70            --       --             --           --         --       13            --
1.70% ...............          4            --       --             --           --         --       15            --
1.75% ...............         29            --       --             --           --         --       --            --
1.80% ...............         51            --       --             --           --         --       15            --
1.85% ...............         31            --       --             --           --         --       77            --
1.90% ...............         16            --       --             --           --         --        1            --
1.95% ...............          9            --       --             --           --         --        4            --
2.10% ...............          9            --       --             --           --         --      153            --
2.50% ...............         --            --       --             --           --         --        3            --
                          ------     ---------      ---        -------    ---------    -------      ---        ------
   Total ............     $1,211     1,270,636       16        127,951    1,627,025    919,208      720        21,687
                          ======     =========      ===        =======    =========    =======      ===        ======

                         OppGlSec    OppGlSecS   OppHighIncS   OppMSFund   OppMSFundS   OppMSSmCapS   OppMultStr   PVTDiscGro
                        ----------   ---------   -----------   ---------   ----------   -----------   ----------   ----------
0.80% ...............   $    1,346        --           --           259         --           --            1,469       --
1.15% ...............           --       209           93            --        114           49               --       34
1.20% ...............           --        14           19            --         13           --               --       --
1.25% ...............           --       126           34            --         62            5               --       --
1.30% ...............    1,236,316       126           --        83,022         --           --          599,582       --
1.40% ...............    1,037,363       155            1        74,893         33            2          515,801       --
1.45% ...............           --        31       12,116            --        248           72               --       --
1.50% ...............           --         9           11            --         27           --               --        6
1.55% ...............           --     1,592        5,810            --        128           28               --       --
1.60% ...............           --        38           --            --         --           --               --       --
1.65% ...............           --        93           12            --         62           52               --       --
1.70% ...............           --         6           29            --         14           --               --       --
1.75% ...............           --        49           10            --          4           --               --       --
1.80% ...............           --        40          164            --         10            4               --       --
1.85% ...............           --        99          175            --         29           --               --       --
1.90% ...............           --        --           86            --          6            1               --       --
1.95% ...............           --         1            3            --         10            1               --       11
2.00% ...............           --       127           --            --          4            6               --       --
2.05% ...............           --        --           37            --         27           --               --       --
2.10% ...............           --        46           14            --          5           --               --       --
2.40% ...............           --        --            1            --          8           --               --       --
                        ----------     -----       ------       -------        ---          ---        ---------      ---
   Total ............   $2,275,025     2,761       18,615       158,174        804          220        1,116,852       51
                        ==========     =====       ======       =======        ===          ===        =========      ===

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                     NOTES TO FINANCIAL STATEMENTS, Continued

                        PVTGroInc   PVTIntEq     StOpp2    StDisc2   VEWrldBd   VEWrldEMkt   VEWrldHAs   VKCorPlus2
                        ---------   --------   ---------   -------   --------   ----------   ---------   ----------
0.80% ...............      $--         --          2,564       232        208         327         575        --
1.15% ...............        2         --             --        --         --          --          --        --
1.25% ...............       --         --             --        --         --          --          --         2
1.30% ...............       --         --      1,727,915   300,321    247,843     126,721     145,684        --
1.40% ...............       --         --        880,409   166,667    184,247      93,892      79,393        --
1.50% ...............       --         39             --        --         --          --          --        26
1.55% ...............       --         --             --        --         --          --          --         1
1.60% ...............       --         82             --        --         --          --          --        --
1.70% ...............        1         --             --        --         --          --          --        --
1.80% ...............        1         39             --        --         --          --          --        22
2.25% ...............       --         --             --        --         --          --          --         1
                           ---        ---      ---------   -------    -------     -------     -------       ---
   Total ............      $ 4        160      2,610,888   467,220    432,298     220,940     225,652        52
                           ===        ===      =========   =======    =======     =======     =======       ===

                         VKEmMkt   VKEmMkt2   VKUSRealEst   VKUSRealEst2
                        --------   --------   -----------   ------------
0.80% ...............   $    216      --          1,778           --
1.15% ...............         --      21             --          120
1.25% ...............         --     100             --           98
1.30% ...............     75,878      --        416,128           --
1.40% ...............     64,772      36        404,180           --
1.45% ...............         --      14             --           39
1.50% ...............         --      10             --           44
1.55% ...............         --      90             --           97
1.65% ...............         --      13             --           80
1.70% ...............         --       1             --           35
1.75% ...............         --       1             --            7
1.80% ...............         --       3             --          104
1.85% ...............         --      10             --          359
1.90% ...............         --      --             --            1
1.95% ...............         --       1             --            1
2.00% ...............         --      --             --            4
2.05% ...............         --      17             --           44
2.10% ...............         --      18             --           22
2.25% ...............         --      --             --            1
                        --------     ---        -------        -----
   Total ............   $140,866     335        822,086        1,056
                        ========     ===        =======        =====

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the six month periods ended June 30, 2003 and 2002, total transfers to the Account from the fixed account were $34,835,030 and $34,750,296, respectively, and total transfers from the Account to the fixed account were $126,254,370 and $100,832,107, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30, 2003, and contract expense rate, investment income ratio and total return for each six month period ended June 30 for the year indicated. Certain of the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                    Contract                                                    Investment
                                    Expense                         Unit           Contract       Income          Total
                                     Rate*          Units        Fair Value     Owners' Equity    Ratio**       Return***
                                 -------------   ----------   ---------------   --------------  ----------  -----------------
AIM VIF - Basic Value Fund - Series II Shares
   2003 ......................   1.10% to 2.50%      44,349   $ 8.80 to 12.03    $    514,037      0.00%     19.67% to  20.29%(a)(b)

AIM VIF - Capital Appreciation Fund - Series II Shares
   2003 ......................   1.15% to 2.15%      21,830     8.41 to 11.60         250,728      0.00%     15.56% to  16.00%(a)(b)

AIM VIF - Capital Development Fund - Series II Shares
   2003 ......................   1.15% to 2.15%      16,275    11.19 to 11.94         193,769      0.00%     18.94% to  19.40%(a)(b)

Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B
   2003 ......................   1.15% to 2.20%     143,166     9.12 to 12.04       1,711,423      1.18%     14.56% to  20.36%(b)

Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B
   2003 ......................   1.15% to 2.10%      29,203     9.92 to 11.78         342,452      0.62%     17.37% to  17.79%(a)(b)

American Century VP - Balanced Fund - Class I
   2003 ......................   0.80% to 1.40%   6,367,715    14.84 to 18.06     110,331,354      2.62%      8.95% to   9.28%
   2002 ......................   0.80% to 1.40%   7,351,915    14.15 to 17.31     121,918,696      3.02%     -6.78% to  -6.50%
   2001 ......................   0.80% to 1.40%   8,330,420    15.50 to 19.05     152,012,197      2.75%     -2.33% to  -2.03%
   2000 ......................   0.80% to 1.40%   9,662,996    16.52 to 20.41     188,944,764      2.50%      0.53% to   0.83%
   1999 ......................   0.80% to 1.40%  11,332,088    15.56 to 19.32     210,149,221      1.91%      3.40% to   3.71%

American Century VP - Capital Appreciation Fund - Class I
   2003 ......................   0.80% to 1.40%   7,453,323     9.12 to 22.28     134,655,233      0.00%      5.69% to   6.01%
   2002 ......................   0.80% to 1.40%   9,743,080     9.85 to 24.19     185,927,829      0.00%    -10.75% to -10.49%
   2001 ......................   0.80% to 1.40%  12,693,187    13.17 to 32.51     319,600,287      0.00%    -14.86% to -14.60%
   2000 ......................   0.80% to 1.40%  15,271,129    16.67 to 41.35     486,724,312      0.00%     16.57% to  16.93%
   1999 ......................   0.80% to 1.40%  12,493,050    10.10 to 25.18     256,544,521      0.00%     15.27% to  15.61%

American Century VP - Income & Growth Fund - Class I
   2003 ......................   0.80% to 1.40%   4,983,537     8.87 to  9.15      44,327,470      1.29%     11.25% to  11.58%
   2002 ......................   0.80% to 1.40%   5,741,774     8.93 to  9.16      51,393,398      1.15%    -10.93% to -10.66%
   2001 ......................   0.80% to 1.40%   7,028,527    10.60 to 10.80      74,611,620      0.86%     -4.49% to  -4.20%
   2000 ......................   0.80% to 1.40%   7,578,309    12.05 to 12.21      91,453,345      0.58%     -4.25% to  -3.96%
   1999 ......................   0.80% to 1.40%   5,930,807    11.79 to 11.88      69,980,528      0.02%      8.99% to   9.32%

American Century VP - Income & Growth Fund - Class II
   2003 ......................   1.15% to 2.10%      53,637     9.04 to 11.75         620,951      0.00%     17.12% to  17.54%(a)(b)

American Century VP - Inflation Protection Fund - Class II
   2003 ......................   0.80% to 2.10%     255,503    10.24 to 10.43       2,659,430      0.25%      2.40% to   4.29%(a)

American Century VP - International Fund - Class I
   2003 ......................   0.80% to 1.40%   6,802,215    12.17 to 12.69      83,158,050      0.76%      4.22% to   4.54%
   2002 ......................   0.80% to 1.40%  10,105,000    14.10 to 14.63     143,121,300      0.85%     -5.13% to  -4.85%
   2001 ......................   0.80% to 1.40%  14,582,777    16.88 to 17.40     247,075,557      0.08%    -20.71% to -20.47%
   2000 ......................   0.80% to 1.40%  18,752,068    24.23 to 24.82     455,713,177      0.13%     -6.67% to  -6.39%
   1999 ......................   0.80% to 1.40%  17,832,931    17.11 to 17.42     305,863,345      0.00%      6.60% to   6.92%

American Century VP - International Fund - Class II
   2003 ......................   1.10% to 2.10%      20,836    11.01 to 11.05         229,847      0.00%     10.09% to  10.51%(a)(b)

American Century VP - International Fund - Class III
   2003 ......................   0.80% to 1.40%   2,198,158     8.38 to  8.44      18,430,275      0.80%      4.22% to   4.54%
   2002 ......................   0.80% to 1.40%   1,034,732     9.71 to  9.72      10,051,604      0.00%     -2.87% to  -2.77%(a)(b)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                                    Contract                                                    Investment
                                    Expense                        Unit           Contract        Income          Total
                                     Rate*          Units       Fair Value     Owners' Equity     Ratio**       Return***
                                 -------------   ----------   --------------   --------------   ----------  -----------------
American Century VP - Ultra(R) Fund - Class I
   2003 ......................   0.80% to 1.40%     457,202    8.82 to  8.88       4,035,208       0.00%     10.79% to  11.12%
   2002 ......................   0.80% to 1.40%       3,329    9.11 to  9.11          30,320       0.00%     -8.94% to  -8.85%(a)(b)

American Century VP - Ultra(R) Fund - Class II
   2003 ......................   1.10% to 2.10%      30,296    8.78 to 11.75         338,365       0.00%     17.08% to  17.50%(a)(b)

American Century VP - Value Fund - Class I
   2003 ......................   0.80% to 1.40%   9,445,140   15.45 to 16.08     146,517,830       1.07%      8.66% to   8.99%
   2002 ......................   0.80% to 1.40%  12,934,029   15.75 to 16.29     204,331,764       0.97%     -4.57% to  -4.29%
   2001 ......................   0.80% to 1.40%  10,500,490   15.80 to 16.24     166,252,555       1.07%      6.46% to   6.78%
   2000 ......................   0.80% to 1.40%   4,494,833   12.14 to 12.41      54,674,162       1.20%     -4.67% to  -4.38%
   1999 ......................   0.80% to 1.40%   6,439,849   14.64 to 14.87      94,401,556       0.73%     12.36% to  12.70%

American Century VP - Value Fund - Class II
   2003 ......................   1.15% to 2.25%      71,207   11.57 to 11.62         826,391       0.00%     15.74% to  16.22%(a)(b)

American VIS - Growth Fund - Class I
   2003 ......................        1.30%         375,188        48.20          18,082,477       0.14%         17.71%
   2002 ......................        1.30%         427,082        45.05          19,241,909       0.00%        -17.75%
   2001 ......................        1.30%         507,886        61.59          31,282,803       0.58%         -8.93%
   2000 ......................        1.30%         598,351        75.15          44,967,549       0.00%         14.86%
   1999 ......................        1.30%         678,464        51.91          35,218,429       0.10%         23.43%

American VIS - High-Yield Bond Fund - Class I
   2003 ......................        1.30%          57,189        30.89           1,766,810      13.27%         17.12%
   2002 ......................        1.30%          51,318        24.44           1,254,354       0.00%         -9.92%
   2001 ......................        1.30%          53,393        26.60           1,420,111       9.60%          4.49%
   2000 ......................        1.30%          72,520        26.43           1,916,449       0.80%         -0.66%
   1999 ......................        1.30%          90,052        26.28           2,366,296       4.99%          3.15%

American VIS - U.S. Government/AAA-Rated Securities Fund - Class I
   2003 ......................        1.30%         118,492        26.55           3,145,690       3.43%          2.02%
   2002 ......................        1.30%         117,861        24.86           2,930,353       0.00%          3.22%
   2001 ......................        1.30%         130,466        23.25           3,033,004       5.74%          2.14%
   2000 ......................        1.30%         148,345        21.29           3,157,851       0.55%          3.11%
   1999 ......................        1.30%         192,127        20.65           3,966,681       3.02%         -1.81%

Credit Suisse Trust - Global Post-Venture Capital Portfolio
   2003 ......................   0.80% to 1.40%     749,805    8.27 to  8.60       6,225,690       0.00%     17.77% to  18.12%
   2002 ......................   0.80% to 1.40%   1,226,472    9.23 to  9.54      11,354,634       0.00%    -14.69% to -14.43%
   2001 ......................   0.80% to 1.40%   1,779,502   12.27 to 12.61      21,873,682       0.00%    -20.17% to -19.93%
   2000 ......................   0.80% to 1.40%   2,487,338   20.05 to 20.48      49,964,367       0.00%      4.25% to   4.57%
   1999 ......................   0.80% to 1.40%   2,004,485   13.35 to 13.56      26,802,378       0.00%     11.95% to  12.29%

Credit Suisse Trust - International Focus Portfolio
   2003 ......................   0.80% to 1.40%   5,969,770    8.36 to  8.51      50,113,075       0.00%      8.07% to   8.40%
   2002 ......................   0.80% to 1.40%   9,035,372    9.58 to  9.69      86,829,107       0.00%     -2.24% to  -1.95%
   2001 ......................   0.80% to 1.40%  11,727,561   10.67 to 10.74     125,515,868       0.00%    -16.53% to -16.27%
   2000 ......................   0.80% to 1.40%  14,779,382   15.85 to 15.94     234,889,229       0.00%     -9.38% to  -9.11%
   1999 ......................   0.80% to 1.40%  16,730,002   12.20 to 12.33     205,825,994       0.00%      6.17% to   6.49%

Credit Suisse Trust - Small Cap Growth Portfolio
   2003 ......................   0.80% to 1.40%   9,378,793   12.32 to 13.21     123,474,465       0.00%     18.01% to  18.37%
   2002 ......................   0.80% to 1.40%  11,863,682   12.34 to 13.30     157,295,671       0.00%    -22.24% to -22.01%
   2001 ......................   0.80% to 1.40%  14,486,096   16.33 to 17.69     255,543,977       0.00%    -14.16% to -13.90%
   2000 ......................   0.80% to 1.40%  20,180,215   23.84 to 25.97     522,677,515       0.00%      1.69% to   2.00%
   1999 ......................   0.80% to 1.40%  17,160,875   14.82 to 16.22     277,746,376       0.00%      6.00% to   6.32%

                                   Contract                                                    Investment
                                    Expense                        Unit           Contract       Income           Total
                                     Rate*          Units       Fair Value     Owners' Equity    Ratio**        Return***
                                 -------------   ----------   --------------   --------------  ----------   -----------------
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
   2003 ......................   0.80% to 2.10%   1,060,118    8.50 to 12.00        9,093,952     0.00%      11.85% to  20.04%(b)
   2002 ......................   0.80% to 1.40%      16,277    9.06 to  9.07          147,484     0.00%      -9.40% to  -9.32%(a)(b)

Dreyfus Socially Responsible Growth Fund, Inc., The
   2003 ......................   0.80% to 1.40%   6,666,906   13.76 to 18.26      118,905,056     0.01%       9.50% to   9.83%
   2002 ......................   0.80% to 1.40%   8,389,819   14.67 to 19.56      159,948,893     0.01%     -17.70% to -17.46%
   2001 ......................   0.80% to 1.40%  10,456,492   19.79 to 26.53      269,916,321     0.01%     -14.72% to -14.46%
   2000 ......................   0.80% to 1.40%  12,147,004   26.78 to 36.08      425,870,222     0.02%       1.83% to   2.14%
   1999 ......................   0.80% to 1.40%  11,238,935   22.82 to 30.90      337,698,559     0.00%      11.99% to  12.33%

Dreyfus Stock Index Fund, Inc. - Initial Shares
   2003 ......................   0.80% to 1.40%  34,663,616   17.32 to 21.48      739,566,750     0.70%      10.86% to  11.20%
   2002 ......................   0.80% to 1.40%  42,888,705   17.46 to 21.76      927,270,761     0.34%     -13.92% to -13.66%
   2001 ......................   0.80% to 1.40%  52,514,799   21.55 to 26.99    1,408,322,616     0.50%      -7.49% to  -7.21%
   2000 ......................   0.80% to 1.40%  60,063,367   25.56 to 32.17    1,921,116,174     0.46%      -1.24% to  -0.95%
   1999 ......................   0.80% to 1.40%  67,055,704   24.09 to 30.47    2,032,960,668     0.56%      11.36% to  11.69%

Dreyfus Stock Index Fund, Inc. - Service Shares
   2003 ......................   1.15% to 2.15%      83,010   11.63 to 11.68          968,284     0.57%      16.35% to  16.79%(a)(b)

Dreyfus VIF - Appreciation Portfolio - Initial Shares
   2003 ......................   0.80% to 1.40%   6,495,720   11.14 to 11.55       72,633,525     0.02%       7.75% to   8.07%
   2002 ......................   0.80% to 1.40%   7,648,631   11.42 to 11.77       87,582,462     0.01%      -9.32% to  -9.04%
   2001 ......................   0.80% to 1.40%   8,947,814   13.11 to 13.43      117,552,871     0.01%      -6.91% to  -6.63%
   2000 ......................   0.80% to 1.40%  11,371,357   14.67 to 14.94      167,104,096     0.00%       2.07% to   2.38%
   1999 ......................   0.80% to 1.40%  15,230,242   13.96 to 14.13      212,900,736     0.01%       6.76% to   7.08%

Dreyfus VIF - Appreciation Portfolio - Service Shares
   2003 ......................   1.15% to 2.15%      62,941    8.94 to 11.46          715,422     0.00%      14.16% to  14.59%(a)(b)

Dreyfus VIF - Developing Leaders Portfolio - Service Shares
   2003 ......................   1.15% to 2.25%      12,173   11.69 to 11.74          142,751     0.00%      16.87% to  17.36%(a)(b)

Dreyfus VIF - Growth and Income Portfolio - Initial Shares
   2003 ......................   0.80% to 1.40%   4,356,721   10.37 to 10.79       45,324,786     0.38%       9.95% to  10.29%
   2002 ......................   0.80% to 1.40%   5,940,711   10.78 to 11.14       64,193,203     0.15%     -15.84% to -15.59%
   2001 ......................   0.80% to 1.40%   6,190,387   13.68 to 14.06       84,843,455     0.22%      -0.86% to  -0.56%
   2000 ......................   0.80% to 1.40%   6,877,723   14.31 to 14.62       98,578,398     0.29%      -1.58% to  -1.28%
   1999 ......................   0.80% to 1.40%   5,910,714   13.92 to 14.13       82,350,411     0.42%      10.31% to  10.64%

Federated IS - American Leaders Fund II - Service Shares
   2003 ......................   1.25% to 2.15%       3,743    8.76 to 11.62           42,869     0.00%       15.79% to 16.19%(a)(b)

Federated IS - Capital Appreciation Fund II - Service Shares
   2003 ......................   1.10% to 1.85%      25,559    8.82 to 11.54          278,994     0.00%      15.09% to  15.40%(a)(b)

Federated IS - Quality Bond Fund II - Primary Shares
   2003 ......................   0.80% to 1.40%   3,882,910   11.12 to 11.20       43,197,080     3.57%       4.09% to   4.41%
   2002 ......................   0.80% to 1.40%     314,680   10.10 to 10.11        3,177,499     0.00%       0.97% to   1.07%(a)(b)

Federated IS - Quality Bond Fund II - Service Shares
   2003 ......................   1.15% to 2.25%     201,426   10.32 to 11.08        2,085,220     0.11%       3.20% to   3.64%(a)(b)

Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
   2003 ......................   0.80% to 1.40%  37,908,284   16.63 to 37.11    1,074,435,127     1.88%       9.94% to  10.27%
   2002 ......................   0.80% to 1.40%  47,533,577   17.11 to 38.38    1,376,991,727     1.86%      -6.80% to  -6.52%
   2001 ......................   0.80% to 1.40%  55,766,714   19.17 to 43.20    1,809,686,947     1.70%      -1.60% to  -1.30%
   2000 ......................   0.80% to 1.40%  65,951,622   17.50 to 39.65    1,965,979,538     1.77%      -3.35% to  -3.06%
   1999 ......................   0.80% to 1.40%  84,745,233   19.21 to 43.74    2,806,869,153     1.43%      11.91% to  12.25%

Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2
   2003 ......................   1.10% to 2.15%     166,986    9.14 to 11.76        1,951,660     0.00%       9.83% to  17.60%(b)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                                   Contract                                                    Investment
                                    Expense                        Unit           Contract       Income           Total
                                     Rate*          Units       Fair Value     Owners' Equity    Ratio**        Return***
                                 -------------   ----------   --------------   --------------  ----------   -----------------
Fidelity(R) VIP - Growth Portfolio - Initial Class
   2003 ......................   0.80% to 1.40%  32,917,766   14.33 to 48.66    1,098,828,089     0.29%      12.67% to  13.01%
   2002 ......................   0.80% to 1.40%  42,820,873   14.71 to 50.21    1,433,859,258     0.26%     -19.81% to -19.57%
   2001 ......................   0.80% to 1.40%  54,011,928   20.15 to 69.12    2,440,903,239     0.08%     -10.27% to -10.00%
   2000 ......................   0.80% to 1.40%  65,411,309   26.55 to 91.51    3,877,030,102     0.11%       4.38% to   4.69%
   1999 ......................   0.80% to 1.40%  68,403,439   21.20 to 73.43    3,301,043,047     0.17%      13.62% to  13.96%

Fidelity(R) VIP - Growth Portfolio - Service Class 2
   2003 ......................   1.15% to 2.25%     105,588    7.98 to 11.94        1,253,598     0.00%      18.95% to  19.45%(a)(b)

Fidelity(R) VIP - High Income Portfolio - Initial Class
   2003 ......................   0.80% to 1.40%  18,044,177   11.01 to 22.78      286,749,622     6.77%      16.38% to  16.73%
   2002 ......................   0.80% to 1.40%  16,373,771    8.75 to 18.20      204,037,956    11.57%      -5.07% to  -4.78%
   2001 ......................   0.80% to 1.40%  21,021,797    9.71 to 20.28      290,857,653    13.88%      -7.84% to  -7.56%
   2000 ......................   0.80% to 1.40%  27,541,844   12.94 to 27.17      510,649,874     6.88%      -5.51% to  -5.23%
   1999 ......................   0.80% to 1.40%  34,814,295   13.68 to 28.88      689,293,506     9.86%       7.21% to   7.53%

Fidelity(R) VIP - Overseas Portfolio - Initial Class
   2003 ......................   0.80% to 1.40%  11,257,484   11.25 to 15.32      160,029,292     0.90%       9.59% to   9.92%
   2002 ......................   0.80% to 1.40%  15,504,709   12.57 to 17.21      245,992,456     0.85%      -3.16% to  -2.87%
   2001 ......................   0.80% to 1.40%  20,582,192   14.59 to 20.08      378,688,349     5.15%     -12.08% to -11.81%
   2000 ......................   0.80% to 1.40%  25,090,180   19.50 to 26.96      620,119,306     1.46%      -5.73% to  -5.45%
   1999 ......................   0.80% to 1.40%  29,746,954   15.69 to 21.81      594,045,780     1.47%       7.36% to   7.68%

Fidelity(R) VIP - Overseas Portfolio - Initial Class R
   2003 ......................   0.80% to 1.40%   2,635,250    8.47 to  8.53       22,326,440     0.83%       9.51% to   9.84%
   2002 ......................   0.80% to 1.40%     986,211    9.52 to  9.53        9,386,230     0.00%      -4.83% to  -4.74%(a)(b)

Fidelity(R) VIP - Overseas Portfolio - Service Class 2
   2003 ......................   1.15% to 2.05%      57,155   11.46 to 11.50          656,026     0.00%      14.59% to  14.98%(a)(b)

Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
   2003 ......................   0.80% to 1.40%  19,215,411   16.24 to 26.79      440,137,438     3.68%       9.38% to   9.70%
   2002 ......................   0.80% to 1.40%  24,038,661   14.92 to 24.75      503,584,769     4.41%      -9.00% to  -8.73%
   2001 ......................   0.80% to 1.40%  29,711,937   16.50 to 27.51      686,055,194     4.26%      -4.24% to  -3.95%
   2000 ......................   0.80% to 1.40%  36,884,947   17.83 to 29.88      925,221,454     3.30%      -1.38% to  -1.08%
   1999 ......................   0.80% to 1.40%  45,322,458   17.15 to 28.88    1,106,304,732     3.32%       4.53% to   4.84%

Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
   2003 ......................   0.80% to 1.40%  32,992,901   19.03 to 19.87      653,128,355     0.48%       8.82% to   9.14%
   2002 ......................   0.80% to 1.40%  40,429,963   19.16 to 20.11      810,161,118     0.93%      -1.47% to  -1.17%
   2001 ......................   0.80% to 1.40%  47,236,469   19.98 to 21.07      992,412,173     0.80%     -10.57% to -10.29%
   2000 ......................   0.80% to 1.40%  56,642,840   23.63 to 25.05    1,415,342,062     0.36%      -2.00% to  -1.71%
   1999 ......................   0.80% to 1.40%  61,414,135   21.61 to 23.03    1,411,361,148     0.46%      10.48% to  10.81%

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2
   2003 ......................   1.10% to 2.30%     197,815    9.77 to 11.52        2,255,089     0.00%       8.76% to  15.18%(b)

Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class
   2003 ......................   0.80% to 1.40%      38,372   10.14 to 10.15          389,200     0.00%       1.42% to   1.52%(a)(b)

Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class 2
   2003 ......................   1.15% to 2.10%     189,196   10.31 to 10.56        1,953,410     0.00%       3.13% to   3.50%(a)(b)

Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class
   2003 ......................   0.80% to 1.40%   5,497,573    8.23 to  8.54       45,410,949     0.80%      12.19% to  12.53%
   2002 ......................   0.80% to 1.40%   6,618,766    8.21 to  8.46       54,454,337     1.14%     -13.83% to -13.58%
   2001 ......................   0.80% to 1.40%   8,432,753   10.23 to 10.48       86,402,657     0.38%      -9.40% to  -9.13%
   2000 ......................   0.80% to 1.40%  11,378,235   13.21 to 13.45      150,464,826     1.27%      -4.32% to  -4.03%
   1999 ......................   0.80% to 1.40%  13,942,192   14.20 to 14.37      198,101,757     0.95%       5.74% to   6.06%

                                    Contract                                                   Investment
                                    Expense                       Unit           Contract        Income           Total
                                     Rate*         Units       Fair Value     Owners' Equity     Ratio**        Return***
                                 -------------   ---------   --------------   --------------   ----------   -----------------
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
   2003 ......................   1.15% to 2.25%     74,872    9.62 to 11.38        847,000        0.00%       8.07% to  13.81%(b)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
   2003 ......................   0.80% to 1.40%  1,359,702    8.98 to  9.04     12,212,150        0.00%      20.67% to  21.04%
   2002 ......................   0.80% to 1.40%     26,564    8.76 to  8.77        232,818        0.00%     -12.36% to -12.28%(a)(b)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2
   2003 ......................   1.10% to 2.15%     16,496    8.98 to 12.94        208,581        0.00%      20.47% to  29.39%(b)

Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class II
   2003 ......................   1.10% to 2.25%    166,618   10.59 to 11.41      1,883,593        1.29%       6.16% to  14.05%(b)

Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class II
   2003 ......................   1.10% to 2.30%     61,795   11.20 to 12.05        737,070        0.31%       8.79% to  20.45%(b)

Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
   2003 ......................   1.10% to 2.30%     46,111   10.04 to 11.30        516,220        2.75%      12.51% to  13.02%(a)(b)

Gartmore GVIT Comstock Value Fund - Class II
   2003 ......................   1.10% to 2.15%     18,989   11.81 to 11.86        224,679        0.48%      18.08% to  18.55%(a)(b)

Gartmore GVIT Dreyfus International Value Fund - Class II
   2003 ......................   1.15% to 1.25%        482   10.87 to 10.87          5,241        0.00%       8.71% to   8.73%(a)(b)

Gartmore GVIT Dreyfus International Value Fund - Class III
   2003 ......................   0.80% to 1.40%     37,316   10.85 to 10.86        404,847        0.00%       8.48% to   8.58%(a)(b)

Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
   2003 ......................   0.80% to 1.90%  6,381,293    9.33 to 12.02     60,300,534        0.21%      11.18% to  20.20%(b)
   2002 ......................   0.80% to 1.40%  8,663,679    9.70 to  9.82     84,099,162        0.09%      -4.37% to  -4.08%
   2001 ......................   0.80% to 1.40%  5,185,255   10.41 to 10.49     54,035,630        0.29%      -0.05% to   0.25%
   2000 ......................   0.80% to 1.40%    207,626    9.86 to  9.87      2,046,572        0.20%      -1.44% to  -1.34%(a)(b)

Gartmore GVIT Emerging Markets Fund - Class I
   2003 ......................   0.80% to 1.40%    168,365    7.83 to  7.96      1,320,128        0.24%      15.38% to  15.73%
   2002 ......................   0.80% to 1.40%    789,408    7.86 to  7.94      6,210,545        0.00%      -3.17% to  -2.88%
   2001 ......................   0.80% to 1.40%    376,831    8.79 to  8.83      3,315,797        0.40%       1.29% to   1.60%

Gartmore GVIT Emerging Markets Fund - Class II
   2003 ......................   1.15% to 1.90%     14,445   11.83 to 11.86        171,178        1.04%      18.28% to  18.62%(a)(b)

Gartmore GVIT Emerging Markets Fund - Class III
   2003 ......................   0.80% to 1.40%    283,770    8.64 to  8.70      2,453,455        0.31%      15.19% to  15.54%
   2002 ......................   0.80% to 1.40%    200,251    8.69 to  8.70      1,740,324        0.00%     -13.10% to -13.02%(a)(b)

Gartmore GVIT Federated High Income Bond Fund - Class I
   2003 ......................   1.10% to 2.30%    249,847   11.11 to 11.36      2,786,471        3.50%      11.12% to  11.61%(a)(b)

Gartmore GVIT Global Financial Services Fund - Class II
   2003 ......................   1.15% to 1.80%      7,214   11.54 to 11.57         83,413        0.00%      15.43% to  15.71%(a)(b)

Gartmore GVIT Global Financial Services Fund - Class III
   2003 ......................   0.80% to 1.40%    136,271    9.68 to  9.75      1,320,516        0.00%      12.82% to  13.16%
   2002 ......................        1.30%          3,445        9.53              32,819        0.00%           -4.74%      (a)(b)

Gartmore GVIT Global Health Sciences Fund - Class II
   2003 ......................   1.10% to 2.15%      6,989   12.88 to 12.93         90,258        0.00%      28.82% to  29.33%(a)(b)

Gartmore GVIT Global Health Sciences Fund - Class III
   2003 ......................   0.80% to 1.40%    512,349   10.38 to 10.45      5,321,192        0.00%      25.46% to  25.84%
   2002 ......................   1.30% to 1.40%      2,814    8.88 to  8.88         24,992        0.00%     -11.20% to -11.18%(a)(b)

Gartmore GVIT Global Technology and Communications Fund - Class I
   2003 ......................   0.80% to 1.40%    478,804    2.39 to  2.43      1,147,008        0.00%      25.07% to  25.44%
   2002 ......................   0.80% to 1.40%  1,065,021    2.29 to  2.31      2,439,040        0.00%     -32.48% to -32.28%
   2001 ......................   0.80% to 1.40%  1,046,116    4.22 to  4.24      4,417,983        0.00%     -29.62% to -29.40%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                                    Contract                                                   Investment
                                    Expense                        Unit           Contract       Income          Total
                                      Rate*         Units       Fair Value     Owners' Equity    Ratio**        Return***
                                 -------------   ----------   --------------   --------------  ----------   -----------------
Gartmore GVIT Global Technology and Communications Fund - Class II
   2003 ......................   1.15% to 2.10%      10,400   12.48 to 12.53         130,178      0.00%      24.84% to  25.29%(a)(b)

Gartmore GVIT Global Technology and Communications Fund - Class III
   2003 ......................   0.80% to 1.40%     518,165    8.89 to  8.95       4,611,300      0.00%      24.85% to  25.23%
   2002 ......................   0.80% to 1.40%      20,131    8.48 to  8.49         170,785      0.00%     -15.17% to -15.09%(a)(b)

Gartmore GVIT Global Utilities Fund - Class II
   2003 ......................   1.15% to 2.10%      23,314   11.19 to 11.23         261,224      0.10%      11.89% to  12.29%(a)(b)

Gartmore GVIT Global Utilities Fund - Class III
   2003 ......................   0.80% to 1.40%     101,414    9.49 to  9.55         962,681      0.09%      10.21% to  10.54%
   2002 ......................   1.30% to 1.40%      10,246    9.31 to  9.31          95,353      0.00%      -6.95% to  -6.93%(a)(b)

Gartmore GVIT Government Bond Fund - Class I
   2003 ......................   0.80% to 2.15%  13,361,139   10.23 to 16.11     222,112,108      1.98%       2.30% to   2.72%(a)

Tax qualified
   2003 ......................        1.30%       3,611,589        44.84         161,943,524      1.98%            2.46%      (a)
   2002 ......................   0.80% to 1.40%  15,640,760   14.78 to 41.36     322,330,245      1.31%       3.46% to   3.77%
   2001 ......................   0.80% to 1.40%  13,917,640   13.66 to 38.41     267,257,220      2.57%       1.71% to   2.02%
   2000 ......................   0.80% to 1.40%  12,422,204   12.43 to 35.12     225,326,680      2.82%       3.30% to   3.62%
   1999 ......................   0.80% to 1.40%  16,242,014   12.06 to 34.26     290,906,137      2.67%      -2.86% to  -2.56%

Non-tax qualified
   2003 ......................        1.30%       2,014,352        44.72          90,084,909      1.98%            2.46%      (a)
   2002 ......................        1.30%       1,978,350        41.25          81,599,914      1.31%            3.52%
   2001 ......................        1.30%       2,030,918        38.31          77,796,892      2.57%            1.76%
   2000 ......................        1.30%       2,164,286        35.02          75,801,260      2.82%            3.36%
   1999 ......................        1.30%       3,080,461        34.17         105,260,455      2.67%           -2.81%

Gartmore GVIT Growth Fund - Class I
   2003 ......................   0.80% to 1.40%   6,962,739   10.09 to 13.03      86,277,783      0.00%      14.23% to  14.57%
   2002 ......................   0.80% to 1.40%   8,645,967   10.27 to 13.34     109,247,113      0.00%     -17.73% to -17.48%
   2001 ......................   0.80% to 1.40%  10,944,584   13.69 to 17.86     184,752,108      0.00%     -21.88% to -21.64%
   2000 ......................   0.80% to 1.40%  14,103,085   24.05 to 31.54     419,234,176      0.15%       0.05% to   0.35%
   1999 ......................   0.80% to 1.40%  21,910,813   25.83 to 34.05     703,215,736      0.27%      11.15% to  11.48%

Gartmore GVIT ID Aggressive Fund
   2003 ......................   0.80% to 2.25%     399,882    9.05 to 11.66       3,715,100      0.56%      10.11% to  16.55%(b)
   2002 ......................   0.80% to 1.40%      63,378    9.44 to  9.46         598,496      0.24%      -5.60% to  -5.36%(a)(b)

Gartmore GVIT ID Conservative Fund
   2003 ......................   0.80% to 2.40%   1,254,218   10.23 to 10.45      12,877,698      1.39%       3.24% to   4.47%(b)
   2002 ......................   0.80% to 1.40%     156,579    9.95 to  9.97       1,558,064      0.32%      -0.51% to  -0.25%(a)(b)

Gartmore GVIT ID Moderate Fund
   2003 ......................   0.80% to 2.25%   3,121,608    9.66 to 11.09      30,665,946      0.85%       7.13% to  10.89%(b)
   2002 ......................   0.80% to 1.40%     399,681    9.64 to  9.66       3,852,367      0.22%      -3.63% to  -3.38%(a)(b)

Gartmore GVIT ID Moderately Aggressive Fund
   2003 ......................   0.80% to 2.70%   1,790,326    9.31 to 11.40      17,392,945      0.69%       8.76% to  14.02%(b)
   2002 ......................   0.80% to 1.40%     474,165    9.54 to  9.56       4,524,189      0.20%      -4.61% to  -4.36%(a)(b)

Gartmore GVIT ID Moderately Conservative Fund
   2003 ......................   0.80% to 2.50%   1,399,370    9.96 to 10.77      14,168,654      1.13%       5.15% to   7.71%(b)
   2002 ......................   0.80% to 1.40%     181,780    9.80 to  9.83       1,782,560      0.41%      -1.96% to  -1.71%(a)(b)

Gartmore GVIT International Growth Fund - Class I
   2003 ......................   0.80% to 1.40%      22,983    5.06 to  5.14         116,580      0.00%       4.20% to   4.52%
   2002 ......................   0.80% to 1.40%      34,548    5.96 to  6.02         206,165      0.00%      -8.13% to  -7.86%
   2001 ......................   0.80% to 1.40%      61,274    7.36 to  7.39         451,357      0.16%     -20.15% to -19.91%

                                    Contract                                                    Investment
                                    Expense                        Unit            Contract       Income          Total
                                      Rate*         Units       Fair Value      Owners' Equity    Ratio**       Return***
                                 -------------   ----------   ---------------   --------------  ----------  -----------------
Gartmore GVIT International Growth Fund - Class III
   2003 ......................   0.80% to 1.40%     152,793     8.09 to  8.14        1,236,107     0.00%      4.19% to   4.51%
   2002 ......................   0.80% to 1.40%      17,064     9.51 to  9.52          162,272     0.00%     -4.91% to  -4.82%(a)(b)

Gartmore GVIT Mid Cap Growth Fund - Class I
   2003 ......................   0.80% to 1.40%   4,469,537     4.19 to  4.27       18,758,784     0.00%     21.58% to  21.94%
   2002 ......................   0.80% to 1.40%   3,444,025     4.20 to  4.26       14,492,424     0.00%    -24.25% to -24.03%
   2001 ......................   0.80% to 1.40%   4,060,678     6.91 to  6.96       28,097,249     0.00%    -14.38% to -14.12%
   2000 ......................   0.80% to 1.40%     839,912    10.09 to 10.10        8,479,077     0.00%      0.95% to   1.05%(a)(b)

Gartmore GVIT Mid Cap Growth Fund - Class II
   2003 ......................   1.15% to 1.80%       2,607    11.08 to 11.09           28,888     0.00%     10.75% to  10.87%(a)(b)

Gartmore GVIT Money Market Fund - Class I
   2003 ......................   0.80% to 2.45%  39,937,180     9.93 to 26.36      682,460,922     0.38%     -0.72% to  -0.03%(a)
   2002 ......................   0.80% to 1.40%  47,433,648     6.00 to 26.45      851,398,979     0.60%     -8.68% to   0.22%
   2001 ......................   0.80% to 1.40%  50,249,318     7.32 to 26.30      895,217,881     2.30%    -20.96% to   1.91%
   2000 ......................   0.80% to 1.40%  52,849,261     9.76 to 25.26      932,120,360     2.70%     -2.44% to   2.41%
   1999 ......................   0.80% to 1.40%  62,863,102    11.67 to 24.28    1,048,629,868     2.49%      1.58% to   1.89%

Gartmore GVIT Nationwide(R) Fund: Class I
   2003 ......................   0.80% to 1.40%   8,987,623    15.77 to 18.37      164,363,647     0.36%     11.50% to  11.83%

Tax qualified
   2003 ......................        1.30%       2,300,431         75.39          173,434,097     0.36%          11.55%
   2002 ......................   0.80% to 1.40%  14,685,747   16.11 to  77.41      432,498,359     0.19%     -6.62% to  -6.34%
   2001 ......................   0.80% to 1.40%  17,725,919   18.04 to  87.12      573,034,031     0.36%     -8.54% to  -8.26%
   2000 ......................   0.80% to 1.40%  21,199,785   20.85 to 101.19      789,730,380     0.25%      2.64% to   2.95%
   1999 ......................   0.80% to 1.40%  25,995,915   21.05 to 102.72      985,861,071     0.38%      9.98% to  10.31%

Non-tax qualified
   2003 ......................        1.30%       1,250,077         73.45           91,818,888     0.36%          11.55%
   2002 ......................        1.30%       1,541,741         75.42          116,271,420     0.19%          -6.57%
   2001 ......................        1.30%       1,834,759         84.88          155,732,125     0.36%          -8.49%
   2000 ......................        1.30%       2,343,855         98.59          231,077,784     0.25%           2.69%
   1999 ......................        1.30%       3,054,139        100.08          305,654,914     0.38%          10.03%

Gartmore GVIT Nationwide(R) Fund: Class II
   2003 ......................   1.15% to 2.10%      27,638    11.65 to 11.69          322,616     0.16%     16.48% to  16.90%(a)(b)

Gartmore GVIT Nationwide(R) Leaders Fund - Class III
   2003 ......................   0.80% to 1.40%     104,591     8.89 to  8.95          930,902     0.21%      6.27% to   6.59%
   2002 ......................   0.80% to 1.40%      63,759     9.69 to  9.70          618,189     0.00%     -3.05% to  -2.96%(a)(b)

Gartmore GVIT Small Cap Growth Fund - Class I
   2003 ......................   0.80% to 1.40%   2,663,415     5.35 to  5.45       14,276,877     0.00%     15.03% to  15.38%
   2002 ......................   0.80% to 1.40%   2,576,352     5.65 to  5.73       14,586,016     0.00%    -20.03% to -19.79%
   2001 ......................   0.80% to 1.40%   2,411,987     7.58 to  7.64       18,304,019     0.00%     -5.72% to  -5.43%
   2000 ......................   0.80% to 1.40%     264,364    10.16 to 10.17        2,687,070     0.00%      1.63% to   1.74%(a)(b)

Gartmore GVIT Small Cap Growth Fund - Class II
   2003 ......................   1.15% to 2.10%      17,714    11.95 to 11.99          212,130     0.00%     19.46% to  19.89%(a)(b)

Gartmore GVIT Small Cap Value Fund - Class I
   2003 ......................   0.80% to 1.40%   9,584,415    12.67 to 13.08      121,851,366     0.00%     18.44% to  18.79%
   2002 ......................   0.80% to 1.40%  14,997,096    12.97 to 13.30      194,960,709     0.00%    -12.95% to -12.69%
   2001 ......................   0.80% to 1.40%  12,747,895    15.33 to 15.62      195,730,148     0.00%     30.12% to  30.51%
   2000 ......................   0.80% to 1.40%   5,676,870    11.84 to 12.00       67,305,344     0.00%     10.23% to  10.57%
   1999 ......................   0.80% to 1.40%   4,564,485    10.47 to 10.54       47,808,422     0.00%     22.81% to  23.18%

Gartmore GVIT Small Cap Value Fund - Class II
   2003 ......................   1.15% to 2.10%      25,230     8.34 to 12.86          320,574     0.00%     18.36% to  28.56%(b)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                                    Contract                                                   Investment
                                    Expense                       Unit            Contract       Income          Total
                                      Rate*        Units       Fair Value      Owners' Equity    Ratio**        Return***
                                 -------------   ----------   --------------   --------------  ----------   -----------------
Gartmore GVIT Small Company Fund - Class I
   2003 ......................   0.80% to 1.40%   9,264,980   20.82 to 21.79     193,746,245      0.00%      14.38% to  14.73%
   2002 ......................   0.80% to 1.40%  11,670,360   21.21 to 22.07     248,455,899      0.00%      -5.01% to  -4.72%
   2001 ......................   0.80% to 1.40%  13,304,969   23.78 to 24.59     317,375,065      0.10%      -2.04% to  -1.74%
   2000 ......................   0.80% to 1.40%  15,488,489   24.16 to 24.84     375,114,980      0.03%       6.87% to   7.19%
   1999 ......................   0.80% to 1.40%  14,394,822   17.01 to 17.38     245,370,473      0.00%       6.87% to   7.19%

Gartmore GVIT Small Company Fund - Class II
   2003 ......................   1.15% to 2.20%      90,970   11.38 to 12.10       1,092,205      0.00%      14.27% to  21.04%(b)

Gartmore GVIT Turner Growth Focus Fund - Class I
   2003 ......................   0.80% to 1.40%     405,825    2.60 to  2.64       1,056,211      0.00%      21.27% to  21.63%
   2002 ......................   0.80% to 1.40%     713,301    2.45 to  2.47       1,747,453      0.00%     -35.61% to -35.42%
   2001 ......................   0.80% to 1.40%   1,175,908    4.57 to  4.60       5,381,531      0.00%     -27.65% to -27.43%

Gartmore GVIT Turner Growth Focus Fund - Class III
   2003 ......................   0.80% to 1.40%     150,786    9.06 to  9.12       1,366,918      0.00%      21.06% to  21.42%
   2002 ......................   0.80% to 1.40%       6,824    8.47 to  8.48          57,809      0.00%     -15.30% to -15.22%(a)(b)

Gartmore GVIT U.S. Growth Leaders Fund - Class II
   2003 ......................   1.10% to 2.10%      23,949   12.55 to 12.60         301,246      0.00%      25.55% to  26.02%(a)(b)

Gartmore GVIT U.S. Growth Leaders Fund - Class III
   2003 ......................   0.80% to 1.40%     568,415   10.33 to 10.40       5,874,895      0.00%      26.42% to  26.80%
   2002 ......................   0.80% to 1.40%       2,794    8.81 to  8.81          24,606      0.00%     -11.95% to -11.86%(a)(b)

Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
   2003 ......................   0.80% to 2.25%   2,102,503   10.54 to 12.31      25,337,802      2.88%       5.44% to   7.28%(a)
   2002 ......................   0.80% to 1.40%   1,581,550   10.82 to 10.97      17,133,919      1.54%       1.36% to   1.66%
   2001 ......................   0.80% to 1.40%   1,220,173   10.40 to 10.47      12,697,534      3.32%       0.06% to   0.36%
   2000 ......................   0.80% to 1.40%     149,743   10.15 to 10.16       1,520,743      2.88%       1.55% to   1.65%(a)(b)

Janus AS - Balanced Portfolio - Service Shares
   2003 ......................   1.10% to 2.10%      76,944   10.82 to 10.86         833,935      1.02%       8.16% to   8.57%(a)(b)

Janus AS - Capital Appreciation Portfolio - Service Shares
   2003 ......................   0.80% to 2.15%   6,250,798    5.42 to 11.36      34,099,789      0.15%       7.87% to  13.63%(b)
   2002 ......................   0.80% to 1.40%   7,914,349    5.59 to  5.67      44,306,785      0.00%      -7.69% to  -7.41%
   2001 ......................   0.80% to 1.40%  10,164,880    6.74 to  6.79      68,585,465      0.63%     -14.20% to -13.94%
   2000 ......................   0.80% to 1.40%   3,687,031    9.30 to  9.31      34,292,695      0.09%      -7.00% to  -6.90%(a)(b)

Janus AS - Global Technology Portfolio - Service II Shares
   2003 ......................   0.80% to 1.40%     489,589    8.37 to  8.43       4,099,372      0.00%      18.03% to  18.38%
   2002 ......................   0.80% to 1.40%     122,802    8.51 to  8.52       1,045,695      0.00%     -14.85% to -14.77%(a)(b)

Janus AS - Global Technology Portfolio - Service Shares
   2003 ......................   0.80% to 1.40%   2,963,462    2.84 to  2.89       8,428,332      0.00%      17.43% to  17.79%
   2002 ......................   0.80% to 1.40%   4,877,576    2.90 to  2.94      14,158,730      0.00%     -30.14% to -29.93%
   2001 ......................   0.80% to 1.40%   6,853,725    4.94 to  4.97      33,866,543      0.51%     -26.47% to -26.24%
   2000 ......................   0.80% to 1.40%   2,902,997   10.08 to 10.09      29,263,839      0.00%       0.80% to   0.90%(a)(b)

Janus AS - International Growth Portfolio - Service II Shares
   2003 ......................   0.80% to 1.40%     827,343    8.17 to  8.23       6,762,836      0.92%       5.60% to   5.91%
   2002 ......................   0.80% to 1.40%     251,223    9.21 to  9.22       2,314,073      0.00%      -7.90% to  -7.81%(a)(b)

Janus AS - International Growth Portfolio - Service Shares
   2003 ......................   0.80% to 1.95%   2,592,131    4.60 to 11.48      11,992,033      0.76%       5.59% to  14.84%(b)
   2002 ......................   0.80% to 1.40%   4,392,025    5.19 to  5.26      22,815,113      0.00%     -12.77% to -12.51%
   2001 ......................   0.80% to 1.40%   6,876,162    6.61 to  6.65      45,465,848      0.50%     -16.12% to -15.87%
   2000 ......................   0.80% to 1.40%   2,105,365    9.72 to  9.73      20,471,297      0.00%      -2.78% to  -2.68%(a)(b)

                                    Contract                                                   Investment
                                    Expense                        Unit           Contract       Income           Total
                                     Rate*          Units       Fair Value     Owners' Equity    Ratio**        Return***
                                 -------------   ----------   --------------   --------------  ----------   -----------------
Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares
   2003 ......................   1.45% to 1.45%          83   10.59 to 10.59             879      0.00%       5.95% to   5.95%(a)(b)

MFS(R)VIT - Investors Growth Series - Service Class
   2003 ......................   1.15% to 2.50%      26,507    8.34 to 11.73         309,168      0.00%      16.66% to  17.26%(a)(b)

MFS(R)VIT - Value Series - Service Class
   2003 ......................   1.15% to 2.15%      43,317    9.06 to 11.42         493,374      0.06%      13.75% to  14.18%(a)(b)

Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
   2003 ......................   1.15% to 1.95%       6,399   11.73 to 11.77          75,190      0.00%      17.30% to  17.65%(a)(b)

Neuberger Berman AMT - Growth Portfolio(R)
   2003 ......................   0.80% to 1.40%   6,988,136   11.12 to 29.67     160,796,390      0.00%      13.58% to  13.92%
   2002 ......................   0.80% to 1.40%   9,097,328   11.44 to 30.66     209,784,165      0.00%     -20.26% to -20.02%
   2001 ......................   0.80% to 1.40%  12,191,849   16.75 to 45.14     401,531,455      0.00%     -19.32% to -19.08%
   2000 ......................   0.80% to 1.40%  15,588,205   26.88 to 72.80     809,515,458      0.00%      13.46% to  13.80%
   1999 ......................   0.80% to 1.40%  12,128,985   16.25 to 44.22     411,531,515      0.00%       2.30% to   2.61%

Neuberger Berman AMT - Guardian Portfolio - I Class Shares
   2003 ......................   0.80% to 1.40%   2,866,450    8.36 to  8.62      24,028,836      0.00%      13.22% to  13.57%
   2002 ......................   0.80% to 1.40%   4,243,924    8.98 to  9.21      38,183,977      0.75%     -11.80% to -11.54%
   2001 ......................   0.80% to 1.40%   5,213,578   10.57 to 10.78      55,222,438      0.46%       0.88% to   1.18%
   2000 ......................   0.80% to 1.40%   3,524,758   10.83 to 10.97      38,211,002      0.55%       3.01% to   3.32%
   1999 ......................   0.80% to 1.40%   6,178,965   10.80 to 10.88      66,775,470      0.32%      16.44% to  16.79%

Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)
   2003 ......................   0.80% to 2.25%   7,909,158   10.06 to 21.75     136,231,040      0.00%        0.62% to  1.52%(a)
   2002 ......................   0.80% to 1.40%   8,498,344   13.51 to 20.95     142,434,262      5.69%        1.36% to  1.66%
   2001 ......................   0.80% to 1.40%   7,535,934   12.84 to 20.01     121,488,952      6.02%        3.93% to  4.24%
   2000 ......................   0.80% to 1.40%   7,658,914   11.80 to 18.49     116,805,253      6.69%        1.21% to  1.52%
   1999 ......................   0.80% to 1.40%  10,313,696   11.54 to 18.17     155,716,204      5.66%       -0.37% to -0.07%

Neuberger Berman AMT - Mid Cap Growth Portfolio - S Class
   2003 ......................   1.15% to 2.10%      58,195   11.08 to 11.13         646,806      0.00%      10.78% to  19.31%(b)

Neuberger Berman AMT - Partners Portfolio(R)
   2003 ......................   0.80% to 1.40%   9,947,544   16.55 to 20.34     201,279,478      0.00%      16.90% to  17.25%
   2002 ......................   0.80% to 1.40%  12,334,941   16.84 to 20.81     255,421,951      0.55%     -10.46% to -10.19%
   2001 ......................   0.80% to 1.40%  14,441,689   19.26 to 23.91     343,783,660      0.38%      -1.33% to  -1.04%
   2000 ......................   0.80% to 1.40%  17,598,662   19.29 to 24.08     422,081,060      0.77%      -1.24% to  -0.94%
   1999 ......................   0.80% to 1.40%  23,947,962   20.63 to 25.88     617,689,224      1.14%      12.49% to  12.82%

Neuberger Berman AMT - Socially Responsive Portfolio
   2003 ......................   1.15% to 1.80%       2,752   10.71 to 10.72          29,485      0.00%       7.09% to   7.21%(a)(b)

Oppenheimer Aggressive Growth Fund/VA - Initial Class
   2003 ......................   0.80% to 1.40%   5,068,550    4.22 to  4.31      21,450,784      0.00%      12.93% to  13.27%
   2002 ......................   0.80% to 1.40%   5,530,903    4.32 to  4.37      23,908,978      0.69%     -17.81% to -17.57%
   2001 ......................   0.80% to 1.40%   8,759,948    5.62 to  5.66      49,254,776      0.85%     -27.51% to -27.29%
   2000 ......................   0.80% to 1.40%   2,375,569   10.66 to 10.67      25,325,954      0.00%       6.60% to   6.70%(a)(b)

Oppenheimer Bond Fund/VA - Initial Class
   2003 ......................   0.80% to 1.40%  12,257,854   15.30 to 24.04     235,610,711      5.61%       4.46% to   4.77%
   2002 ......................   0.80% to 1.40%  14,537,869   13.77 to 21.73     247,779,453      8.62%       1.67% to   1.97%
   2001 ......................   0.80% to 1.40%  15,474,774   13.25 to 21.03     255,272,506      7.45%       4.64% to   4.96%
   2000 ......................   0.80% to 1.40%  16,561,564   12.18 to 19.42     252,716,137      7.88%       1.23% to   1.54%
   1999 ......................   0.80% to 1.40%  20,777,801   12.02 to 19.27     316,034,543      4.71%      -2.37% to  -2.08%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                                    Contract                                                   Investment
                                    Expense                        Unit           Contract       Income           Total
                                     Rate*          Units       Fair Value     Owners' Equity    Ratio**        Return***
                                 -------------   ----------   --------------   --------------  ----------   -----------------
Oppenheimer Capital Appreciation Fund/VA - Initial Class
   2003 ......................   0.80% to 1.40%  11,665,157   12.15 to 12.59     142,225,249      0.42%      11.59% to  11.93%
   2002 ......................   0.80% to 1.40%  15,087,645   12.11 to 12.48     183,273,964      0.63%     -19.75% to -19.51%
   2001 ......................   0.80% to 1.40%  17,745,749   16.54 to 16.94     294,139,015      0.61%      -5.55% to  -5.26%
   2000 ......................   0.80% to 1.40%  17,932,441   19.34 to 19.69     347,360,661      0.13%       8.65% to   8.98%
   1999 ......................   0.80% to 1.40%   9,976,526   14.66 to 14.83     146,391,190      0.36%      15.01% to  15.36%

Oppenheimer Capital Appreciation Fund/VA - Service Class
   2003 ......................   1.15% to 2.50%      84,735    8.55 to 11.83         995,791      0.00%      17.65% to  18.25%(a)(b)

Oppenheimer Global Securities Fund/VA - Class III
   2003 ......................   0.80% to 1.40%   1,770,695   11.20 to 11.21      19,831,682      0.00%      11.99% to  12.10%(a)(b)

Oppenheimer Global Securities Fund/VA - Initial Class
   2003 ......................   0.80% to 1.40%  16,580,406   19.77 to 21.69     345,105,264      0.83%      10.94% to  11.27%
   2002 ......................   0.80% to 1.40%  22,044,363   21.40 to 23.45     495,036,184      0.57%      -7.82% to  -7.54%
   2001 ......................   0.80% to 1.40%  25,826,301   24.24 to 26.67     658,565,723      0.69%      -9.02% to  -8.74%
   2000 ......................   0.80% to 1.40%  30,459,402   28.09 to 31.06     904,594,339      0.27%       9.93% to  10.26%
   1999 ......................   0.80% to 1.40%  29,568,024   18.37 to 20.41     577,069,260      1.11%      13.01% to  13.35%

Oppenheimer Global Securities Fund/VA - Service Class
   2003 ......................   1.10% to 2.10%     128,453    8.65 to 11.93       1,493,197      0.00%      10.89% to  19.33%(b)

Oppenheimer High Income Fund/VA - Service Class
   2003 ......................   1.10% to 2.10%     491,342   11.27 to 11.69       5,552,926      0.00%      12.75% to  13.17%(a)(b)

Oppenheimer Main Street(R) Fund/VA - Initial Class
   2003 ......................   0.80% to 1.40%   3,730,066    6.97 to  7.11      26,050,251      0.97%       9.58% to   9.91%
   2002 ......................   0.80% to 1.40%   3,363,614    7.34 to  7.43      24,705,057      0.79%      -7.67% to  -7.40%
   2001 ......................   0.80% to 1.40%   2,510,305    8.38 to  8.44      21,041,873      0.49%      -6.61% to  -6.33%
   2000 ......................   0.80% to 1.40%     383,872    9.92 to  9.93       3,808,936      0.00%      -0.78% to  -0.68%(a)(b)

Oppenheimer Main Street(R) Fund/VA - Service Class
   2003 ......................   1.15% to 2.05%      70,070    8.84 to 11.53         803,686      0.00%      14.88% to  15.27%(a)(b)

Oppenheimer Main Street(R) Small Cap Fund/VA - Service Class
   2003 ......................   1.10% to 1.95%      13,186   11.24 to 12.28         160,352      0.00%      22.41% to  22.78%(a (b)

Oppenheimer Multiple Strategies Fund/VA - Initial Class
   2003 ......................   0.80% to 1.40%   7,900,252   17.00 to 25.15     171,837,848      2.96%      10.60% to  10.94%
   2002 ......................   0.80% to 1.40%  10,039,410   15.97 to 23.75     204,353,593      3.89%      -7.64% to  -7.36%
   2001 ......................   0.80% to 1.40%  12,095,128   17.84 to 26.66     275,187,878      3.72%       4.60% to   4.92%
   2000 ......................   0.80% to 1.40%  13,275,146   17.12 to 25.71     291,950,558      4.50%       5.95% to   6.27%
   1999 ......................   0.80% to 1.40%  15,576,563   15.69 to 23.69     317,095,586      3.38%       7.71% to   8.04%

Putnam VT Discovery Growth Fund - IB Shares
   2003 ......................   1.15% to 2.15%       9,083   10.49 to 10.51          95,447      0.00%       4.92% to   5.10%(a)(b)

Putnam VT Growth & Income Fund - IB Shares
   2003 ......................   1.15% to 2.15%       1,114   10.83 to 10.85          12,084      0.00%       8.32% to   8.50%(a)(b)

Putnam VT International Equity Fund - IB Shares
   2003 ......................   1.40% to 1.80%       8,053   10.54 to 10.54          84,886      0.00%       5.36% to   5.43%(a)(b)

Strong Opportunity Fund II, Inc.
   2003 ......................   0.80% to 1.40%  14,415,083   19.75 to 32.45     418,330,655      0.00%      15.34% to  15.69%
   2002 ......................   0.80% to 1.40%  18,917,720   19.87 to 32.82     550,136,880      0.00%     -15.75% to -15.50%
   2001 ......................   0.80% to 1.40%  22,190,672   24.53 to 40.72     799,302,881      0.23%      -0.66% to  -0.36%
   2000 ......................   0.80% to 1.40%  25,233,580   24.13 to 40.26     899,005,802      0.00%       3.35% to   3.66%
   1999 ......................   0.80% to 1.40%  27,383,987   20.74 to 34.78     846,401,884      0.00%      18.87% to  19.22%

                                    Contract                                                    Investment
                                    Expense                        Unit            Contract       Income          Total
                                     Rate*          Units       Fair Value      Owners' Equity    Ratio**       Return***
                                 -------------   ----------   --------------   ---------------  ----------  -----------------
Strong VIF - Strong Discovery Fund II
   2003 ......................   0.80% to 1.40%   3,849,013   13.49 to 20.11      72,215,056       0.00%     12.32% to  12.66%
   2002 ......................   0.80% to 1.40%   5,067,182   13.04 to 19.55      91,812,302       0.00%     -5.21% to  -4.93%
   2001 ......................   0.80% to 1.40%   6,267,115   14.52 to 21.87     126,632,775       0.66%      8.96% to   9.29%
   2000 ......................   0.80% to 1.40%   6,876,985   14.28 to 21.62     137,459,535       0.00%     10.99% to  11.33%
   1999 ......................   0.80% to 1.40%   8,307,882   11.59 to 17.64     136,035,230       0.00%     -6.10% to  -5.81%

Strong VIF - Strong International Stock Fund II
   2002 ......................   0.80% to 1.40%   3,301,225    7.03 to  7.28      23,300,024       3.18%     -6.58% to  -6.30%
   2001 ......................   0.80% to 1.40%   3,926,879    8.38 to  8.62      32,993,795       0.00%    -14.58% to -14.32%
   2000 ......................   0.80% to 1.40%   6,208,812   14.38 to 14.71      89,541,981       0.00%    -12.53% to -12.26%
   1999 ......................   0.80% to 1.40%   3,920,197    9.84 to 10.01      38,653,068       0.37%     10.49% to  10.83%

Van Eck WIT - Worldwide Bond Fund
   2003 ......................   0.80% to 1.40%   3,531,834   13.48 to 18.53      59,483,768       1.90%      9.58% to   9.91%
   2002 ......................   0.80% to 1.40%   3,483,696   11.11 to 15.35      47,361,536       0.00%      9.01% to   9.34%
   2001 ......................   0.80% to 1.40%   3,806,129    9.97 to 13.84      46,620,007       4.48%     -7.96% to  -7.68%
   2000 ......................   0.80% to 1.40%   4,733,762   10.62 to 14.82      62,253,580       5.03%     -0.89% to  -0.59%
   1999 ......................   0.80% to 1.40%   5,720,254   10.82 to 15.17      78,535,003       4.28%     -7.69% to  -7.42%

Van Eck WIT - Worldwide Emerging Markets Fund
   2003 ......................   0.80% to 1.40%   5,499,375    6.56 to  6.83      36,224,827       0.12%      9.64% to   9.97%
   2002 ......................   0.80% to 1.40%   7,884,496    6.63 to  6.86      52,456,794       0.20%      6.09% to   6.40%
   2001 ......................   0.80% to 1.40%   6,656,415    6.37 to  6.54      42,488,826       0.00%     -1.42% to  -1.12%
   2000 ......................   0.80% to 1.40%   9,931,305    9.80 to 10.01      97,516,123       0.00%    -13.03% to -12.76%
   1999 ......................   0.80% to 1.40%  12,928,298    8.27 to  8.39     107,031,209       0.00%     44.91% to  45.35%

Van Eck WIT - Worldwide Hard Assets Fund
   2003 ......................   0.80% to 1.40%   2,921,459   10.33 to 12.67      34,461,047       0.50%      5.89% to   6.21%
   2002 ......................   0.80% to 1.40%   3,859,974   11.05 to 13.55      48,106,828       0.79%      8.58% to   8.91%
   2001 ......................   0.80% to 1.40%   3,711,649   11.04 to 13.54      46,394,940       1.07%     -4.08% to  -3.79%
   2000 ......................   0.80% to 1.40%   4,744,502   10.75 to 13.25      58,217,599       1.20%      3.20% to   3.51%
   1999 ......................   0.80% to 1.40%   6,468,253   10.19 to 12.62      75,609,030       1.42%     17.42% to  17.77%

Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II
   2003 ......................   1.15% to 2.25%      11,788   10.02 to 10.04         118,299       0.00%      0.24% to   0.42%(a)(b)

Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
   2003 ......................   0.80% to 1.40%   1,855,999   13.24 to 13.73      24,656,453       0.00%     16.72% to  17.07%
   2002 ......................   0.80% to 1.40%   1,362,827   10.47 to 10.79      14,318,466       0.00%     -0.55% to  -0.25%
   2001 ......................   0.80% to 1.40%     948,686   10.09 to 10.34       9,595,833       0.00%      4.04% to   4.36%
   2000 ......................   0.80% to 1.40%   1,009,281    9.34 to  9.51       9,444,542       0.00%      5.77% to   6.09%
   1999 ......................   0.80% to 1.40%   1,051,315    7.77 to  7.86       8,173,410       0.00%     12.17% to  12.50%

Van Kampen UIF - Emerging Markets Debt Portfolio - Class II
   2003 ......................   1.10% to 2.05%      18,281   11.64 to 11.69         213,377       0.00%     14.62% to  16.92%(a)

Van Kampen UIF - U.S. Real Estate Portfolio - Class A
   2003 ......................   0.80% to 1.40%   5,623,244   22.46 to 23.15     126,842,230       0.00%     13.24% to  13.58%
   2002 ......................   0.80% to 1.40%   7,119,097   22.23 to 22.78     158,847,458       0.00%      9.67% to  10.00%
   2001 ......................   0.80% to 1.40%   6,590,442   20.09 to 20.46     132,810,354       0.00%      7.32% to   7.65%
   2000 ......................   0.80% to 1.40%   6,725,605   16.82 to 17.03     113,428,080       4.09%     13.48% to  13.82%
   1999 ......................   0.80% to 1.40%   8,010,707   16.77 to 16.87     134,561,264       5.94%      7.75% to   8.07%

Van Kampen UIF - U.S. Real Estate Portfolio - Class II
   2003 ......................   1.10% to 2.25%      71,237   11.26 to 11.32         804,765       0.00%     12.58% to  13.23%
                                                                                 -----------

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                                                                     Contract
                                                                  Owners' Equity
                                                                 ---------------
2003 Reserves for annuity contracts in payout phase: .........        10,354,265
                                                                 ---------------
2003 Contract owners' equity .................................   $10,155,677,331
                                                                 ===============

2002 Reserves for annuity contracts in payout phase: .........        13,155,542
                                                                 ---------------
2002 Contract owners' equity .................................   $12,298,639,907
                                                                 ===============

2001 Reserves for annuity contracts in payout phase: .........        18,091,168
                                                                 ---------------
2001 Contract owners' equity .................................   $16,635,796,417
                                                                 ===============

2000 Reserves for annuity contracts in payout phase: .........        20,288,641
                                                                 ---------------
2000 Contract owners' equity .................................   $22,126,556,270
                                                                 ===============

1999 Reserves for annuity contracts in payout phase: .........        16,335,578
                                                                 ---------------
1999 Contract owners' equity .................................   $22,044,140,566
                                                                 ===============

* This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the six month period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a)&(b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated by these symbols.

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NATIONWIDE LIFE INSURANCE COMPANY                                ---------------
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220       PRSRT STD
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                                                                 ---------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company